UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor,

San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Real Return Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, and Wells Fargo Advantage Stable Income Portfolio.

Date of reporting period: February 28, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.02%
Consumer Discretionary : 15.12%
Hotels, Restaurants & Leisure : 5.01%
Carnival Corporation	217,400	$9,563,426
McDonald’s Corporation	79,000	7,813,100
		17,376,526

Media : 5.81%
Omnicom Group Incorporated	139,600	11,103,784
Twenty-First Century Fox Incorporated Class A	258,100	9,033,500
		20,137,284

Multiline Retail : 2.00%
Kohl’s Corporation	93,900	6,929,820

Textiles, Apparel & Luxury Goods : 2.30%
Gildan Activewear Incorporated	131,300	7,985,666

Consumer Staples : 9.30%
Beverages : 1.26%
Diageo plc ADR	36,800	4,373,680

Food Products : 1.73%
Unilever NV ADR	137,500	5,977,125

Household Products : 3.91%
Colgate-Palmolive Company	49,800	3,526,836
Henkel AG & Company KGaA ADR	38,700	4,069,305
The Procter & Gamble Company	69,900	5,950,587
		13,546,728

Tobacco : 2.40%
Philip Morris International	100,400	8,329,184

Energy : 8.40%
Oil, Gas & Consumable Fuels : 8.40%
Chevron Corporation	60,440	6,447,739
Devon Energy Corporation	117,300	7,224,507
Exxon Mobil Corporation	85,350	7,556,889
Noble Energy Incorporated	81,300	3,839,799
World Fuel Services Corporation	74,300	4,067,925
		29,136,859

Financials : 24.82%
Banks : 7.43%
Bank of America Corporation	417,600	6,602,256
JPMorgan Chase & Company	174,800	10,711,744
PNC Financial Services Group Incorporated	91,800	8,441,928
		25,755,928

Capital Markets : 4.13%
State Street Corporation	192,300	14,316,735

Consumer Finance : 2.20%
American Express Company	93,400	7,620,506

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage C&B Large Cap Value Portfolio

Security name	Shares	Value
Diversified Financial Services : 1.47%
Berkshire Hathaway Incorporated Class B †	34,600	$5,100,386

Insurance : 9.59%
FNF Group	236,500	8,684,280
RenaissanceRe Holdings Limited	99,500	10,201,735
The Progressive Corporation	344,700	9,186,255
Willis Group Holdings plc	108,500	5,177,620
		33,249,890

Health Care : 14.56%
Health Care Equipment & Supplies : 4.48%
Baxter International Incorporated	101,600	7,025,640
Becton Dickinson & Company	58,000	8,509,760
		15,535,400

Health Care Providers & Services : 7.67%
Cardinal Health Incorporated	84,900	7,470,351
Laboratory Corporation of America Holdings †	84,300	10,371,429
UnitedHealth Group Incorporated	76,800	8,726,784
		26,568,564

Pharmaceuticals : 2.41%
Johnson & Johnson	81,500	8,354,565

Industrials : 9.31%
Air Freight & Logistics : 2.47%
United Parcel Service Incorporated Class B	84,100	8,555,493

Electrical Equipment : 1.60%
Eaton Corporation plc	78,300	5,560,083

Industrial Conglomerates : 2.01%
3M Company	41,300	6,965,245

Machinery : 3.23%
Donaldson Company Incorporated	92,500	3,426,200
Parker Hannifin Corporation	63,300	7,766,277
		11,192,477

Information Technology : 6.03%
Communications Equipment : 2.26%
Qualcomm Incorporated	108,300	7,852,833

IT Services : 3.77%
Fiserv Incorporated †	89,500	6,987,265
The Western Union Company	311,000	6,070,720
		13,057,985

Materials : 4.48%
Containers & Packaging : 4.48%
Ball Corporation	49,000	3,513,790
Crown Holdings Incorporated †	226,700	12,015,100
		15,528,890

Total Common Stocks (Cost $224,616,928)		319,007,852

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 7.40%
Investment Companies : 7.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10%	25,663,178	$25,663,178

Total Short-Term Investments (Cost $25,663,178)				25,663,178

Total investments in securities (Cost $250,280,106)*	99.42%			344,671,030
Other assets and liabilities, net	0.58			2,018,667

Total net assets	100.00%			$346,689,697

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $259,120,065 and unrealized gains (losses) consists of:

Gross unrealized gains	$95,218,362
Gross unrealized losses	(9,667,397)

Net unrealized gains	$85,550,965

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

3

Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$52,429,296	$0	$0	$52,429,296
Consumer staples	32,226,717	0	0	32,226,717
Energy	29,136,859	0	0	29,136,859
Financials	86,043,445	0	0	86,043,445
Health care	50,458,529	0	0	50,458,529

Industrials	32,273,298	0	0	32,273,298
Information technology	20,910,818	0	0	20,910,818
Materials	15,528,890	0	0	15,528,890
Short-term investments		0	0
Investment companies	25,663,178	0	0	25,663,178

Total assets	$344,671,030	$0	$0	$344,671,030

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.48%
Consumer Discretionary : 23.52%
Auto Components : 1.04%
BorgWarner Incorporated	2,560	$157,338
Delphi Automotive plc	15,960	1,258,286
		1,415,624

Automobiles : 0.05%
Harley-Davidson Incorporated	1,050	66,749

Distributors : 0.43%
LKQ Corporation †	23,750	583,656

Hotels, Restaurants & Leisure : 4.63%
Chipotle Mexican Grill Incorporated †	3,250	2,161,153
Hilton Worldwide Holdings Incorporated †	29,606	836,962
Marriott International Incorporated Class A	8,000	664,800
Starbucks Corporation	19,524	1,825,201
Wynn Resorts Limited	5,700	812,250
		6,300,366

Internet & Catalog Retail : 2.38%
Amazon.com Incorporated †	5,920	2,250,547
Netflix Incorporated †	390	185,215
The Priceline Group Incorporated †	650	804,362
		3,240,124

Leisure Products : 0.71%
Polaris Industries Incorporated	6,281	963,066

Media : 3.72%
CBS Corporation Class B	10,720	633,552
Charter Communication Incorporated †	750	135,450
Comcast Corporation Class A	7,750	460,195
Liberty Global plc Class C †	26,020	1,357,463
The Walt Disney Company	15,660	1,629,893
Time Warner Incorporated	10,260	839,884
		5,056,437

Multiline Retail : 2.23%
Dollar Tree Incorporated †	30,150	2,402,352
Nordstrom Incorporated	7,920	637,006
		3,039,358

Specialty Retail : 4.76%
CarMax Incorporated †	24,420	1,638,826
O’Reilly Automotive Incorporated †	3,590	747,187
The Home Depot Incorporated	8,590	985,703
TJX Companies Incorporated	20,110	1,380,350
Tractor Supply Company	19,500	1,718,340
		6,470,406

Textiles, Apparel & Luxury Goods : 3.57%
Nike Incorporated Class B	23,330	2,265,810
Under Armour Incorporated Class A †	20,210	1,556,372
VF Corporation	13,420	1,028,777
		4,850,959

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Consumer Staples : 3.88%
Beverages : 0.99%
Constellation Brands Incorporated Class A †	8,700	$998,064
The Coca-Cola Company	7,900	342,070
		1,340,134

Food & Staples Retailing : 1.80%
Costco Wholesale Corporation	10,230	1,503,401
CVS Health Corporation	4,200	436,254
Sprouts Farmers Market Incorporated †	13,928	512,690
		2,452,345

Household Products : 0.42%
Colgate-Palmolive Company	7,980	565,144

Personal Products : 0.67%
Estee Lauder Companies Incorporated Class A	11,080	915,984

Energy : 3.42%
Energy Equipment & Services : 0.62%
Schlumberger Limited	9,980	839,917

Oil, Gas & Consumable Fuels : 2.80%
Concho Resources Incorporated †	12,690	1,382,195
EOG Resources Incorporated	3,430	307,740
Pioneer Natural Resources Company	13,860	2,113,927
		3,803,862

Financials : 6.46%
Capital Markets : 2.49%
Affiliated Managers Group Incorporated †	4,480	969,562
Ameriprise Financial Incorporated	5,890	787,081
TD Ameritrade Holding Corporation	44,900	1,628,523
		3,385,166

Consumer Finance : 2.01%
American Express Company	18,160	1,481,674
Discover Financial Services	20,460	1,247,651
		2,729,325

Diversified Financial Services : 1.50%
Intercontinental Exchange Group Incorporated	4,950	1,165,032
McGraw Hill Financial Incorporated	8,530	879,443
		2,044,475

REITs : 0.46%
American Tower Corporation	6,230	617,642

Health Care : 17.10%
Biotechnology : 9.06%
Alexion Pharmaceuticals Incorporated †	13,460	2,427,780
Biogen Idec Incorporated †	8,000	3,276,720
BioMarin Pharmaceutical Incorporated †	930	99,575
Celgene Corporation †	21,450	2,606,819
Gilead Sciences Incorporated †	18,620	1,927,729
Medivation Incorporated †	3,060	359,642

2

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Incorporated †	3,910	$1,618,114
		12,316,379

Health Care Equipment & Supplies : 0.65%
Medtronic plc	11,405	884,914

Health Care Providers & Services : 1.99%
AmerisourceBergen Corporation	11,463	1,177,938
Envision Healthcare Holdings Incorporated †	7,057	258,427
McKesson Corporation	5,540	1,266,998
		2,703,363

Health Care Technology : 1.18%
Cerner Corporation †	21,690	1,562,981
Inovalon Holdings Incorporated †	1,571	48,795
		1,611,776

Life Sciences Tools & Services : 0.59%
Mettler-Toledo International Incorporated †	1,420	446,121
Quintiles Transnational Holdings Incorporated †	5,544	360,249
		806,370

Pharmaceuticals : 3.63%
Actavis plc †	936	272,713
Endo International plc †	9,660	826,896
Merck & Company Incorporated	5,590	327,239
Mylan Laboratories Limited †	1,680	96,306
Perrigo Company plc	13,500	2,085,345
Shire plc ADR	3,260	788,627
Zoetis Incorporated	11,641	536,534
		4,933,660

Industrials : 10.42%
Aerospace & Defense : 1.10%
The Boeing Company	4,930	743,691
United Technologies Corporation	6,160	750,966
		1,494,657

Air Freight & Logistics : 0.75%
United Parcel Service Incorporated Class B	9,980	1,015,265

Airlines : 1.11%
Delta Air Lines Incorporated	18,090	805,367
Southwest Airlines Company	16,440	710,866
		1,516,233

Commercial Services & Supplies : 0.15%
Tyco International plc	4,880	206,034

Electrical Equipment : 0.28%
Rockwell Automation Incorporated	3,270	382,721

Industrial Conglomerates : 0.93%
3M Company	3,580	603,767
Danaher Corporation	7,530	657,218
		1,260,985

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Diversified Large Cap Growth Portfolio

Security name	Shares	Value
Machinery : 0.10%
Pentair plc	2,020	$134,269

Road & Rail : 5.29%
Canadian Pacific Railway Limited	1,790	335,840
CSX Corporation	16,990	582,927
Kansas City Southern	10,000	1,158,400
Norfolk Southern Corporation	10,150	1,107,974
Union Pacific Corporation	33,320	4,007,063
		7,192,204

Trading Companies & Distributors : 0.71%
W.W. Grainger Incorporated	4,100	971,331

Information Technology : 29.70%
Communications Equipment : 1.63%
Cisco Systems Incorporated	12,120	357,661
F5 Networks Incorporated †	1,350	159,455
Palo Alto Networks Incorporated †	5,008	712,238
Qualcomm Incorporated	13,511	979,683
		2,209,037

Electronic Equipment, Instruments & Components : 0.77%
TE Connectivity Limited	14,450	1,042,279

Internet Software & Services : 8.62%
Akamai Technologies Incorporated †	26,700	1,855,917
Alibaba Group Holding Limited ADR †	5,150	438,368
Facebook Incorporated Class A †	52,810	4,170,406
Google Incorporated Class A †	4,744	2,669,117
Google Incorporated Class C †	4,644	2,593,210
		11,727,018

IT Services : 5.45%
Accenture plc	9,020	812,071
Alliance Data Systems Corporation †	5,600	1,559,656
MasterCard Incorporated Class A	21,970	1,980,156
Visa Incorporated Class A	11,290	3,063,090
		7,414,973

Semiconductors & Semiconductor Equipment : 3.31%
ARM Holdings plc ADR	17,900	957,113
Microchip Technology Incorporated «	34,870	1,787,785
Micron Technology Incorporated †	29,750	912,433
Texas Instruments Incorporated	14,360	844,368
		4,501,699

Software : 4.63%
Adobe Systems Incorporated †	8,730	690,543
Microsoft Corporation	32,240	1,413,724
Salesforce.com Incorporated †	15,904	1,103,420
ServiceNow Incorporated †	19,540	1,490,120
Splunk Incorporated †	9,480	637,530
Tableau Software Incorporated Class A †	1,650	155,117
VMware Incorporated †	2,290	194,810
Workday Incorporated Class A †	7,160	612,180
		6,297,444

Technology Hardware, Storage & Peripherals : 5.29%
Apple Incorporated	47,657	6,122,018

4

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corporation			10,050	$1,075,140
				7,197,158

Materials : 3.22%
Chemicals : 3.22%
Airgas Incorporated			1,480	173,486
Ecolab Incorporated			8,600	993,644
Monsanto Company			11,960	1,440,343
Praxair Incorporated			13,840	1,770,136
				4,377,609

Telecommunication Services : 0.76%
Wireless Telecommunication Services : 0.76%
SBA Communications Corporation Class A †			8,273	1,031,726

Total Common Stocks (Cost $85,978,969)				133,909,843

		Yield
Short-Term Investments : 1.44%
Investment Companies : 1.44%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	514,500	514,500
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	1,450,305	1,450,305
Total Short-Term Investments (Cost $1,964,805)				1,964,805

Total investments in securities (Cost $87,943,774)*	99.92%			135,874,648
Other assets and liabilities, net	0.08			105,262

Total net assets	100.00%			$135,979,910

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $88,281,524 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,303,335
Gross unrealized losses	(710,211)

Net unrealized gains	$47,593,124

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$31,986,745	$0	$0	$31,986,745
Consumer staples	5,273,607	0	0	5,273,607
Energy	4,643,779	0	0	4,643,779
Financials	8,776,608	0	0	8,776,608
Health care	23,256,462	0	0	23,256,462
Industrials	14,173,699	0	0	14,173,699
Information technology	40,389,608	0	0	40,389,608
Materials	4,377,609	0	0	4,377,609
Telecommunication services	1,031,726	0	0	1,031,726
Short-term investments
Investment companies	1,450,305	514,500	0	1,964,805

Total assets	$135,360,148	$514,500	$0	$135,874,648

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.81%
Consumer Discretionary : 13.56%
Auto Components : 2.68%
Gentherm Incorporated †	556,600	$25,854,070
Motorcar Parts of America Incorporated †	214,272	5,624,640
		31,478,710

Diversified Consumer Services : 1.74%
Grand Canyon Education Incorporated †	358,400	16,436,224
LifeLock Incorporated †	289,700	4,050,006
		20,486,230

Hotels, Restaurants & Leisure : 4.94%
Fiesta Restaurant Group Incorporated †	464,155	30,174,712
Jack In the Box Incorporated	121,000	11,699,490
The Habit Restaurants Incorporated Class A «†	197,413	6,483,043
Zoe’s Kitchen Incorporated «†	279,630	9,594,105
		57,951,350

Media : 1.06%
IMAX Corporation †	356,510	12,467,155

Specialty Retail : 1.61%
Boot Barn Holdings Incorporated «†	353,679	8,704,040
Five Below Incorporated †	320,697	10,177,319
		18,881,359

Textiles, Apparel & Luxury Goods : 1.53%
G-III Apparel Group Limited †	170,600	17,952,238

Consumer Staples : 1.63%
Food & Staples Retailing : 1.63%
Diplomat Pharmacy Incorporated †	220,226	6,606,780
United Natural Foods Incorporated †	150,640	12,509,146
		19,115,926

Energy : 2.48%
Oil, Gas & Consumable Fuels : 2.48%
Bonanza Creek Energy Incorporated †	101,300	2,730,035
Diamondback Energy Incorporated †	106,957	7,616,408
Parsley Energy Incorporated Class A «†	462,048	6,879,895
RSP Permian Incorporated †	437,788	11,890,322
		29,116,660

Financials : 6.33%
Capital Markets : 1.31%
Financial Engines Incorporated «	380,830	15,347,449

Consumer Finance : 1.72%
Encore Capital Group Incorporated «†	88,500	3,537,345

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name	Shares	Value
Consumer Finance (continued)
PRA Group Incorporated †	332,200	$16,639,898
		20,177,243

Diversified Financial Services : 3.30%
MarketAxess Holdings Incorporated	487,271	38,781,899

Health Care : 31.99%
Biotechnology : 4.41%
Exact Sciences Corporation «†	276,953	6,223,134
Hyperion Therapeutics Incorporated †	223,923	6,616,925
Ligand Pharmaceuticals Incorporated †	65,100	3,585,057
PTC Therapeutics Incorporated †	282,100	20,122,193
Repligen Corporation †	376,500	9,679,815
Spark Therapeutics Incorporated †	96,129	5,536,069
		51,763,193

Health Care Equipment & Supplies : 10.15%
Align Technology Incorporated †	94,200	5,402,370
Cardiovascular Systems Incorporated †	614,574	23,175,586
Cynosure Incorporated Class A †	418,778	12,739,227
DexCom Incorporated †	386,200	23,457,788
Endologix Incorporated †	382,754	6,036,031
Entellus Medical Incorporated †	150,965	3,283,489
Insulet Corporation †	124,500	3,950,385
NxStage Medical Incorporated †	372,460	6,398,863
Oxford Immunotec Global plc †	218,571	3,075,294
Spectranetics Corporation †	773,614	26,155,889
Tandem Diabetes Care Incorporated «†	467,637	5,471,353
		119,146,275

Health Care Providers & Services : 8.66%
AAC Holdings Incorporated †	209,581	7,542,820
Acadia Healthcare Company Incorporated †	576,960	36,481,181
Adeptus Health Incorporated Class A «†	226,116	10,028,245
ExamWorks Group Incorporated †	714,328	28,858,851
HealthEquity Incorporated †	354,202	7,179,675
Team Health Holdings Incorporated †	195,300	11,575,431
		101,666,203

Health Care Technology : 0.55%
Medidata Solutions Incorporated †	134,900	6,490,039

Life Sciences Tools & Services : 1.32%
ICON plc ADR †	166,000	11,455,660
INC Research Holdings Incorporated Class A †	132,129	3,954,621
		15,410,281

Pharmaceuticals : 6.90%
Akorn Incorporated «†	695,334	37,415,923
ANI Pharmaceuticals Incorporated «†	141,900	9,558,384
BioDelivery Sciences International Incorporated «†	677,700	10,162,112
Horizon Pharma plc †	243,000	4,988,790
IGI Laboratories Incorporated «†	664,900	7,659,648
Intersect ENT Incorporated †	424,940	11,222,665
		81,007,522

2

Wells Fargo Advantage Emerging Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Industrials : 6.70%
Aerospace & Defense : 0.40%
TASER International Incorporated «†	199,300	$4,679,564

Building Products : 0.21%
Apogee Enterprises Incorporated	53,800	2,466,730

Electrical Equipment : 0.63%
Power Solutions International Incorporated «†	130,699	7,388,414

Machinery : 0.72%
The Middleby Corporation †	79,450	8,470,165

Professional Services : 4.09%
Corporate Executive Board Company	76,046	5,947,558
On Assignment Incorporated †	547,013	20,901,367
Paylocity Holding Corporation †	258,833	7,736,518
Wageworks Incorporated †	233,850	13,434,683
		48,020,126

Road & Rail : 0.65%
Saia Incorporated †	164,300	7,562,729

Information Technology : 32.84%
Communications Equipment : 0.24%
Infinera Corporation †	166,900	2,845,645

Electronic Equipment, Instruments & Components : 1.59%
Cognex Corporation †	254,700	11,382,543
Universal Display Corporation «†	212,800	7,318,192
		18,700,735

Internet Software & Services : 12.29%
Borderfree Incorporated †	553,939	4,270,870
DealerTrack Holdings Incorporated †	395,900	15,744,943
Demandware Incorporated †	423,700	26,773,603
Envestnet Incorporated †	715,892	38,572,261
HomeAway Incorporated †	445,545	13,809,667
Hortonworks Incorporated «†	91,827	2,114,776
Q2 Holdings Incorporated †	441,933	8,754,693
SPS Commerce Incorporated †	497,432	34,173,578
		144,214,391

IT Services : 2.65%
iGATE Corporation †	229,200	9,809,760
InterXion Holding NV †	339,400	10,816,678
Maximus Incorporated	95,000	5,626,850
WEX Incorporated †	45,321	4,848,894
		31,102,182

Semiconductors & Semiconductor Equipment : 1.65%
Cavium Incorporated †	182,900	12,526,821
Veeco Instruments Incorporated †	222,800	6,793,172
		19,319,993

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Emerging Growth Portfolio

Security name			Shares	Value
Software : 14.42%
Callidus Software Incorporated †			810,550	$11,582,760
Fleetmatics Group plc «†			494,520	20,379,169
Guidewire Software Incorporated †			219,701	12,228,558
HubSpot Incorporated †			131,803	5,415,785
MobileIron Incorporated «†			840,888	7,509,130
Paycom Software Incorporated «†			230,700	7,354,716
Proofpoint Incorporated †			749,140	42,431,290
PROS Holdings Incorporated †			318,122	7,784,445
Qlik Technologies Incorporated †			202,400	6,565,856
Qualys Incorporated †			87,600	4,032,228
Synchronoss Technologies Incorporated †			437,801	19,377,072
Tyler Technologies Incorporated †			85,525	10,209,119
Ultimate Software Group Incorporated †			87,270	14,368,569
				169,238,697

Materials : 0.28%
Chemicals : 0.28%
Balchem Corporation			56,200	3,311,304

Total Common Stocks (Cost $739,530,246)				1,124,560,407

Exchange-Traded Funds : 2.50%
iShares Russell 2000 Growth Index Fund ETF «			196,368	29,288,287
				29,288,287

		Yield
Total Exchange-Traded Funds (Cost $28,739,694)
Short-Term Investments : 12.18%
Investment Companies : 12.18%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	130,315,369	130,315,369
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	12,677,342	12,677,342

Total Short-Term Investments (Cost $142,992,711)				142,992,711

Total investments in securities (Cost $911,262,651)*	110.49%			1,296,841,405
Other assets and liabilities, net	(10.49)			(123,091,882)

Total net assets	100.00%			$1,173,749,523

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $913,633,665 and unrealized gains (losses) consists of:

Gross unrealized gains	$406,145,697
Gross unrealized losses	(22,937,957)

Net unrealized gains	$383,207,740

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$159,217,042	$0	$0	$159,217,042
Consumer staples	19,115,926	0	0	19,115,926
Energy	29,116,660	0	0	29,116,660
Financials	74,306,591	0	0	74,306,591
Health care	375,483,513	0	0	375,483,513
Industrials	78,587,728	0	0	78,587,728
Information technology	385,421,643	0	0	385,421,643
Materials	3,311,304	0	0	3,311,304
Exchange-traded funds	29,288,287	0	0	29,288,287
Short-term investments
Investment companies	12,677,342	130,315,369	0	142,992,711

Total assets	$1,166,526,036	$130,315,369	$0	$1,296,841,405

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 98.29%
Consumer Discretionary : 12.24%
Auto Components : 0.41%
BorgWarner Incorporated	34,971	$2,149,318
Delphi Automotive plc	45,538	3,590,216
Johnson Controls Incorporated	102,463	5,206,145
The Goodyear Tire & Rubber Company	42,229	1,128,781
		12,074,460

Automobiles : 0.67%
Ford Motor Company	591,947	9,672,414
General Motors Company	207,579	7,744,772
Harley-Davidson Incorporated	32,955	2,094,949
		19,512,135

Distributors : 0.08%
Genuine Parts Company	23,510	2,258,841

Diversified Consumer Services : 0.05%
H&R Block Incorporated	42,322	1,445,296

Hotels, Restaurants & Leisure : 1.67%
Carnival Corporation	69,276	3,047,451
Chipotle Mexican Grill Incorporated †	4,770	3,171,907
Darden Restaurants Incorporated	19,079	1,221,056
Marriott International Incorporated Class A	32,687	2,716,290
McDonald’s Corporation	149,684	14,803,748
Royal Caribbean Cruises Limited	25,686	1,962,924
Starbucks Corporation	115,092	10,759,376
Starwood Hotels & Resorts Worldwide Incorporated	27,466	2,206,344
Wyndham Worldwide Corporation	18,958	1,734,278
Wynn Resorts Limited	12,459	1,775,408
Yum! Brands Incorporated	67,289	5,457,811
		48,856,593

Household Durables : 0.45%
D.R. Horton Incorporated	51,029	1,393,602
Garmin Limited «	18,529	919,594
Harman International Industries Incorporated	10,538	1,454,139
Leggett & Platt Incorporated	21,167	953,573
Lennar Corporation	27,464	1,378,967
Mohawk Industries Incorporated †	9,530	1,756,856
Newell Rubbermaid Incorporated	41,697	1,638,275
Pulte Homes Incorporated	51,323	1,157,847
Whirlpool Corporation	11,977	2,538,525
		13,191,378

Internet & Catalog Retail : 1.35%
Amazon.com Incorporated †	58,394	22,199,063
Expedia Incorporated	15,182	1,392,949
Netflix Incorporated †	9,266	4,400,516
The Priceline Group Incorporated †	8,053	9,965,426
TripAdvisor Incorporated †	17,146	1,530,281
		39,488,235

Leisure Products : 0.09%
Hasbro Incorporated	17,397	1,084,094
Mattel Incorporated	52,113	1,371,614
		2,455,708

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Media : 3.48%
Cablevision Systems Corporation New York Group Class A	33,669	$632,304
CBS Corporation Class B	73,336	4,334,158
Comcast Corporation Class A	396,247	23,529,147
DIRECTV Group Incorporated †	77,247	6,844,084
Discovery Communications Incorporated Class A †	22,839	737,700
Discovery Communications Incorporated Class C †	42,031	1,282,366
Gannett Company Incorporated	34,734	1,229,584
Interpublic Group of Companies Incorporated	64,326	1,434,470
News Corporation Class A †	76,728	1,325,476
Omnicom Group Incorporated	38,171	3,036,121
Scripps Networks Interactive Incorporated	15,606	1,128,314
The Walt Disney Company	239,944	24,973,372
Time Warner Cable Incorporated	43,142	6,646,025
Time Warner Incorporated	128,963	10,556,911
Twenty-First Century Fox Incorporated Class A	285,195	9,981,825
Viacom Incorporated Class B	56,819	3,973,921
		101,645,778

Multiline Retail : 0.75%
Dollar General Corporation †	46,668	3,389,030
Dollar Tree Incorporated †	31,631	2,520,358
Family Dollar Stores Incorporated	14,774	1,163,305
Kohl’s Corporation	31,070	2,292,966
Macy’s Incorporated	53,107	3,383,978
Nordstrom Incorporated	21,653	1,741,551
Target Corporation	97,968	7,526,881
		22,018,069

Specialty Retail : 2.43%
AutoNation Incorporated †	11,485	706,328
AutoZone Incorporated †	4,928	3,167,127
Bed Bath & Beyond Incorporated †	28,491	2,127,138
Best Buy Company Incorporated	44,777	1,706,004
CarMax Incorporated †	33,129	2,223,287
GameStop Corporation Class A «	16,690	617,029
Gap Incorporated	41,043	1,707,389
Home Depot Incorporated	202,688	23,258,448
L Brands Incorporated	37,813	3,473,502
Lowe’s Companies Incorporated	149,638	11,086,679
O’Reilly Automotive Incorporated †	15,603	3,247,452
PetSmart Incorporated	15,290	1,267,694
Ross Stores Incorporated	32,273	3,414,806
Staples Incorporated	98,405	1,649,760
Tiffany & Company	17,309	1,527,000
TJX Companies Incorporated	105,956	7,272,820
Tractor Supply Company	20,908	1,842,413
Urban Outfitters Incorporated †	15,388	599,516
		70,894,392

Textiles, Apparel & Luxury Goods : 0.81%
Coach Incorporated	42,387	1,845,954
Fossil Group Incorporated †	6,914	594,673
Michael Kors Holdings Limited †	31,670	2,134,875
Nike Incorporated Class B	107,328	10,423,695
PVH Corporation	12,672	1,349,948
Ralph Lauren Corporation	9,308	1,279,012
Under Armour Incorporated Class A †	25,637	1,974,305
VF Corporation	53,139	4,073,636
		23,676,098

Consumer Staples : 9.63%
Beverages : 2.16%
Brown-Forman Corporation Class B	24,064	2,206,428

2

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Beverages (continued)
Coca-Cola Enterprises Incorporated	34,206	$1,580,317
Constellation Brands Incorporated Class A †	25,808	2,960,694
Dr Pepper Snapple Group Incorporated	29,901	2,355,900
Molson Coors Brewing Company	24,509	1,859,988
Monster Beverage Corporation †	22,174	3,129,195
PepsiCo Incorporated	230,186	22,783,810
The Coca-Cola Company	606,315	26,253,440
		63,129,772

Food & Staples Retailing : 2.46%
Costco Wholesale Corporation	67,330	9,894,817
CVS Health Corporation	176,319	18,314,255
Sysco Corporation	90,420	3,525,476
The Kroger Company	75,532	5,374,102
Wal-Mart Stores Incorporated	242,914	20,387,772
Walgreens Boots Alliance Incorporated	134,097	11,140,779
Whole Foods Market Incorporated	55,331	3,125,648
		71,762,849

Food Products : 1.56%
Archer Daniels Midland Company	99,018	4,740,982
Campbell Soup Company	27,554	1,283,741
ConAgra Foods Incorporated	65,341	2,285,628
General Mills Incorporated	92,859	4,994,886
Hormel Foods Corporation	20,666	1,209,168
Kellogg Company	38,770	2,499,890
Keurig Green Mountain Incorporated	18,688	2,384,215
Kraft Foods Group Incorporated	90,564	5,801,530
McCormick & Company Incorporated	19,863	1,497,273
Mead Johnson Nutrition Company	31,073	3,255,207
Mondelez International Incorporated Class A	258,381	9,543,302
The Hersey Company	22,761	2,362,137
The JM Smucker Company	15,660	1,806,381
Tyson Foods Incorporated Class A	45,068	1,861,759
		45,526,099

Household Products : 1.82%
Clorox Company	19,903	2,162,262
Colgate-Palmolive Company	131,767	9,331,739
Kimberly-Clark Corporation	57,285	6,281,873
The Procter & Gamble Company	415,600	35,380,028
		53,155,902

Personal Products : 0.11%
Avon Products Incorporated «	66,852	568,911
Estee Lauder Companies Incorporated Class A	34,448	2,847,816
		3,416,727

Tobacco : 1.52%
Altria Group Incorporated	303,991	17,111,653
Lorillard Incorporated	55,373	3,788,621
Philip Morris International	238,969	19,824,868
Reynolds American Incorporated	47,394	3,583,934
		44,309,076

Energy : 8.00%
Energy Equipment & Services : 1.28%
Baker Hughes Incorporated	66,549	4,159,978
Cameron International Corporation †	30,368	1,429,725

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling Incorporated «	10,336	$314,524
Ensco plc Class A ADR	36,038	881,850
FMC Technologies Incorporated †	35,967	1,436,162
Halliburton Company	130,344	5,596,971
Helmerich & Payne Incorporated	16,650	1,116,549
Nabors Industries Limited	44,517	570,263
National Oilwell Varco Incorporated	66,224	3,599,274
Noble Corporation plc	38,754	644,867
Schlumberger Limited	197,915	16,656,526
Transocean Limited «	52,372	844,760

		37,251,449
Oil, Gas & Consumable Fuels : 6.72%
Anadarko Petroleum Corporation	77,895	6,561,096
Apache Corporation	57,905	3,812,465
Cabot Oil & Gas Corporation	63,525	1,842,225
Chesapeake Energy Corporation	79,792	1,330,931
Chevron Corporation	290,757	31,017,957
Cimarex Energy Company	13,419	1,471,796
ConocoPhillips Company	189,321	12,343,729
CONSOL Energy Incorporated	35,403	1,139,977
Denbury Resources Incorporated «	54,226	455,498
Devon Energy Corporation	59,146	3,642,802
EOG Resources Incorporated	84,287	7,562,230
EQT Corporation	23,302	1,859,733
Exxon Mobil Corporation	651,292	57,665,394
Hess Corporation	39,085	2,934,502
Kinder Morgan Incorporated	261,334	10,717,307
Marathon Oil Corporation	103,803	2,891,952
Marathon Petroleum Corporation	43,095	4,524,975
Murphy Oil Corporation	25,662	1,305,939
Newfield Exploration Company †	24,490	808,905
Noble Energy Incorporated	58,656	2,770,323
Occidental Petroleum Corporation	119,265	9,288,358
ONEOK Incorporated	32,022	1,417,294
Phillips 66	85,133	6,679,535
Pioneer Natural Resources Company	22,901	3,492,861
QEP Resources Incorporated	25,491	547,547
Range Resources Corporation	25,947	1,285,414
Southwestern Energy Company †	58,325	1,462,791
Spectra Energy Corporation	103,203	3,662,674
Tesoro Corporation	19,417	1,783,257
The Williams Companies Incorporated	103,467	5,074,022
Valero Energy Corporation	80,170	4,945,687
		196,299,176

Financials : 15.74%
Banks : 5.63%
Bank of America Corporation	1,617,483	25,572,406
BB&T Corporation	110,785	4,215,369
Citigroup Incorporated	465,951	24,425,151
Comerica Incorporated	27,637	1,265,222
Fifth Third Bancorp	126,736	2,453,609
Huntington Bancshares Incorporated	125,267	1,370,421
JPMorgan Chase & Company	574,952	35,233,059
KeyCorp	133,245	1,856,103
M&T Bank Corporation	20,319	2,458,599
PNC Financial Services Group Incorporated	80,934	7,442,691
Regions Financial Corporation	211,709	2,034,523
SunTrust Banks Incorporated	80,203	3,288,323
US Bancorp	275,217	12,277,430
Wells Fargo & Company (l)	726,073	39,781,540
Zions Bancorporation	31,212	834,453
		164,508,899

4

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Capital Markets : 2.18%
Affiliated Managers Group Incorporated †	8,547	$1,849,742
Ameriprise Financial Incorporated	28,382	3,792,687
Bank of New York Mellon Corporation	173,140	6,776,700
BlackRock Incorporated	19,592	7,276,861
Charles Schwab Corporation	176,734	5,185,376
E*TRADE Financial Corporation †	44,421	1,156,501
Franklin Resources Incorporated	60,306	3,246,272
Goldman Sachs Group Incorporated	62,300	11,823,917
Invesco Limited	66,264	2,668,451
Legg Mason Incorporated	15,445	884,535
Morgan Stanley	234,826	8,404,423
Northern Trust Corporation	34,049	2,377,642
State Street Corporation	64,213	4,780,658
T. Rowe Price Group Incorporated	39,895	3,295,327
		63,519,092

Consumer Finance : 0.80%
American Express Company	136,859	11,166,326
Capital One Financial Corporation	85,511	6,730,571
Discover Financial Services	69,748	4,253,233
Navient Corporation	63,094	1,350,212
		23,500,342

Diversified Financial Services : 2.03%
Berkshire Hathaway Incorporated Class B †	280,471	41,344,230
CME Group Incorporated	48,699	4,671,695
IntercontinentalExchange Group Incorporated	17,335	4,079,966
Leucadia National Corporation	48,733	1,156,434
McGraw Hill Financial Incorporated	41,758	4,305,250
Moody’s Corporation	28,234	2,737,004
The NASDAQ OMX Group Incorporated	18,051	905,438
		59,200,017

Insurance : 2.63%
ACE Limited	51,023	5,817,132
AFLAC Incorporated	69,303	4,314,112
Allstate Corporation	64,511	4,554,477
American International Group Incorporated	215,314	11,913,324
Aon plc	43,856	4,401,388
Assurant Incorporated	10,806	662,084
Chubb Corporation	36,269	3,643,221
Cincinnati Financial Corporation	22,631	1,194,012
Genworth Financial Incorporated Class A †	76,389	592,015
Lincoln National Corporation	39,957	2,303,121
Loews Corporation	46,036	1,887,936
Marsh & McLennan Companies Incorporated	83,193	4,732,850
MetLife Incorporated	174,729	8,881,475
Principal Financial Group Incorporated	42,006	2,149,447
Prudential Financial Incorporated	70,443	5,695,317
The Hartford Financial Services Group Incorporated	66,364	2,718,269
The Progressive Corporation	82,270	2,192,496
The Travelers Companies Incorporated	50,970	5,476,217
Torchmark Corporation	19,786	1,053,605
Unum Group	38,758	1,300,718
XL Group plc	39,690	1,436,778
		76,919,994

Real Estate Management & Development : 0.05%
CBRE Group Incorporated †	43,005	1,473,351

REITs : 2.37%
American Tower Corporation	64,592	6,403,651
Apartment Investment & Management Company Class A	23,748	894,825

5

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
REITs (continued)
AvalonBay Communities Incorporated	20,303	$3,417,807
Boston Properties Incorporated	23,548	3,235,731
Crown Castle International Corporation	51,349	4,431,932
Equity Residential Company Limited	55,733	4,293,113
Essex Property Trust Incorporated	9,835	2,187,599
General Growth Properties Incorporated	96,515	2,799,900
HCP Incorporated	70,637	2,992,183
Health Care REIT Incorporated	53,013	4,087,832
Host Hotels & Resorts Incorporated	116,479	2,446,059
Iron Mountain Incorporated	28,678	1,053,917
Kimco Realty Corporation	63,279	1,662,972
Plum Creek Timber Company	27,053	1,175,182
Prologis Incorporated	76,901	3,284,442
Public Storage Incorporated	22,316	4,401,162
Simon Property Group Incorporated	47,800	9,099,208
The Macerich Company	21,621	1,808,597
Ventas Incorporated	49,224	3,665,711
Vornado Realty Trust	26,853	2,954,904
Weyerhaeuser Company	80,650	2,831,622
		69,128,349

Thrifts & Mortgage Finance : 0.05%
Hudson City Bancorp Incorporated	74,007	722,308
People’s United Financial Incorporated	47,367	716,663
		1,438,971

Health Care : 14.50%
Biotechnology : 2.98%
Alexion Pharmaceuticals Incorporated †	30,498	5,500,924
Amgen Incorporated	116,995	18,452,451
Biogen Idec Incorporated †	36,322	14,877,128
Celgene Corporation †	122,845	14,929,353
Gilead Sciences Incorporated †	232,040	24,023,101
Regeneron Pharmaceuticals Incorporated †	11,415	4,723,984
Vertex Pharmaceuticals Incorporated †	36,993	4,418,074
		86,925,015

Health Care Equipment & Supplies : 2.16%
Abbott Laboratories	231,598	10,970,797
Baxter International Incorporated	83,359	5,764,275
Becton Dickinson & Company	29,527	4,332,201
Boston Scientific Corporation †	204,021	3,447,955
C.R. Bard Incorporated	11,520	1,948,493
CareFusion Corporation †	31,364	1,884,349
DENTSPLY International Incorporated	21,768	1,153,922
Edwards Lifesciences Corporation †	16,453	2,188,578
Intuitive Surgical Incorporated †	5,576	2,788,000
Medtronic plc	217,968	16,912,137
St. Jude Medical Incorporated	43,975	2,932,253
Stryker Corporation	45,968	4,355,468
Varian Medical Systems Incorporated †	15,377	1,429,600
Zimmer Holdings Incorporated	26,047	3,135,798
		63,243,826

Health Care Providers & Services : 2.54%
Aetna Incorporated	54,093	5,384,958
AmerisourceBergen Corporation	31,954	3,283,593
Anthem Incorporated	41,518	6,080,311
Cardinal Health Incorporated	50,904	4,479,043
CIGNA Corporation	40,232	4,893,418
DaVita HealthCare Partners Incorporated †	26,442	1,972,573
Express Scripts Holding Company †	112,879	9,571,010
HCA Holdings Incorporated †	46,679	3,339,416

6

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Humana Incorporated	23,584	$3,876,738
Laboratory Corporation of America Holdings †	15,334	1,886,542
McKesson Corporation	35,665	8,156,586
Patterson Companies Incorporated	13,164	659,187
Quest Diagnostics Incorporated	22,230	1,559,212
Tenet Healthcare Corporation †	15,116	699,871
UnitedHealth Group Incorporated	147,621	16,774,174
Universal Health Services Incorporated Class B	14,004	1,587,353
		74,203,985

Health Care Technology : 0.11%
Cerner Corporation †	46,743	3,368,301

Life Sciences Tools & Services : 0.43%
Agilent Technologies Incorporated	51,296	2,165,204
PerkinElmer Incorporated	17,374	816,578
Thermo Fisher Scientific Incorporated	61,526	7,998,380
Waters Corporation †	12,808	1,541,827
		12,521,989

Pharmaceuticals : 6.28%
Abbvie Incorporated	245,052	14,825,646
Actavis plc †	40,768	11,878,164
Allergan Incorporated	45,818	10,663,681
Bristol-Myers Squibb Company	255,128	15,542,398
Eli Lilly & Company	150,701	10,574,689
Endo International plc †	25,557	2,187,679
Hospira Incorporated †	26,024	2,278,141
Johnson & Johnson	430,517	44,132,298
Mallinckrodt plc †	17,884	2,087,420
Merck & Company Incorporated	438,479	25,668,561
Mylan Laboratories Incorporated †	57,565	3,299,914
Perrigo Company plc	21,650	3,344,276
Pfizer Incorporated	969,073	33,258,585
Zoetis Incorporated	77,106	3,553,816
		183,295,268

Industrials : 10.14%
Aerospace & Defense : 2.71%
General Dynamics Corporation	48,421	6,719,866
Honeywell International Incorporated	120,400	12,374,712
L-3 Communications Holdings Incorporated	13,094	1,694,756
Lockheed Martin Corporation	41,302	8,262,465
Northrop Grumman Corporation	31,068	5,148,278
Precision Castparts Corporation	21,922	4,741,729
Raytheon Company	47,429	5,158,852
Rockwell Collins Incorporated	20,448	1,821,508
Textron Incorporated	42,458	1,881,314
The Boeing Company	101,977	15,383,230
United Technologies Corporation	130,402	15,897,308
		79,084,018

Air Freight & Logistics : 0.73%
C.H. Robinson Worldwide Incorporated	22,499	1,671,676
Expeditors International of Washington Incorporated	29,689	1,433,979
FedEx Corporation	40,515	7,170,345
United Parcel Service Incorporated Class B	107,206	10,906,066
		21,182,066

7

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
Airlines : 0.35%
Delta Air Lines Incorporated	128,726	$5,730,882
Southwest Airlines Company	104,394	4,513,997
		10,244,879

Building Products : 0.08%
Allegion plc	14,724	850,017
Masco Corporation	54,795	1,435,081
		2,285,098

Commercial Services & Supplies : 0.43%
Cintas Corporation	14,933	1,246,607
Pitney Bowes Incorporated	30,913	716,254
Republic Services Incorporated	38,825	1,588,719
Stericycle Incorporated †	13,062	1,762,978
The ADT Corporation	26,843	1,052,782
Tyco International plc	64,362	2,717,364
Waste Management Incorporated	65,500	3,568,440
		12,653,144

Construction & Engineering : 0.11%
Fluor Corporation	22,731	1,318,398
Jacobs Engineering Group Incorporated †	20,080	890,347
Quanta Services Incorporated †	33,481	963,583
		3,172,328

Electrical Equipment : 0.54%
AMETEK Incorporated	37,826	2,010,074
Eaton Corporation plc	72,996	5,183,446
Emerson Electric Company	106,685	6,179,195
Rockwell Automation Incorporated	20,882	2,444,029
		15,816,744

Industrial Conglomerates : 2.31%
3M Company	98,561	16,622,313
Danaher Corporation	94,027	8,206,677
General Electric Company	1,544,540	40,142,595
Roper Industries Incorporated	15,405	2,581,416
		67,553,001

Machinery : 1.47%
Caterpillar Incorporated	93,113	7,719,068
Cummins Incorporated	26,132	3,716,754
Deere & Company	55,127	4,994,506
Dover Corporation	25,434	1,832,520
Flowserve Corporation	20,965	1,302,555
Illinois Tool Works Incorporated	55,317	5,468,639
Ingersoll-Rand plc	40,831	2,743,435
Joy Global Incorporated	15,100	669,232
Paccar Incorporated	54,463	3,488,355
Pall Corporation	16,385	1,651,772
Parker Hannifin Corporation	22,862	2,804,939
Pentair plc	28,730	1,909,683
Snap-on Incorporated	8,937	1,315,795
Stanley Black & Decker Incorporated	24,094	2,369,404
Xylem Incorporated	27,973	998,636
		42,985,293

Professional Services : 0.21%
Dun & Bradstreet Corporation	5,523	731,687
Equifax Incorporated	18,547	1,731,733

8

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Professional Services (continued)
Nielsen Holdings NV «	49,819	$2,252,317
Robert Half International Incorporated	20,906	1,295,336
		6,011,073

Road & Rail : 1.02%
CSX Corporation	153,097	5,252,758
Kansas City Southern	16,974	1,966,268
Norfolk Southern Corporation	47,594	5,195,361
Ryder System Incorporated	8,158	766,770
Union Pacific Corporation	136,748	16,445,314
		29,626,471

Trading Companies & Distributors : 0.18%
Fastenal Company	41,947	1,742,898
United Rentals Incorporated †	15,351	1,428,564
W.W. Grainger Incorporated	9,333	2,211,081
		5,382,543

Information Technology : 19.57%
Communications Equipment : 1.64%
Cisco Systems Incorporated	786,496	23,209,497
F5 Networks Incorporated †	11,348	1,340,369
Harris Corporation	16,087	1,249,638
Juniper Networks Incorporated	59,213	1,415,783
Motorola Solutions Incorporated	29,327	1,992,476
QUALCOMM Incorporated	255,716	18,541,967
		47,749,730

Electronic Equipment, Instruments & Components : 0.44%
Amphenol Corporation Class A	47,597	2,687,327
Corning Incorporated	197,155	4,810,582
FLIR Systems Incorporated	21,670	699,508
TE Connectivity Limited	62,549	4,511,659
		12,709,076

Internet Software & Services : 3.20%
Akamai Technologies Incorporated †	27,376	1,902,906
eBay Incorporated †	173,885	10,069,680
Facebook Incorporated Class A †	321,589	25,395,883
Google Incorporated Class A †	43,841	24,666,262
Google Incorporated Class C †	43,801	24,458,478
VeriSign Incorporated †	16,762	1,073,103
Yahoo! Incorporated †	135,508	6,000,294
		93,566,606

IT Services : 3.30%
Accenture plc Class A	96,513	8,689,065
Alliance Data Systems Corporation †	9,831	2,738,032
Automatic Data Processing Incorporated	74,143	6,586,864
Cognizant Technology Solutions Corporation Class A †	93,655	5,852,033
Computer Sciences Corporation	21,608	1,532,439
Fidelity National Information Services Incorporated	43,642	2,949,763
Fiserv Incorporated †	37,523	2,929,421
International Business Machines Corporation	141,560	22,924,226
MasterCard Incorporated	150,718	13,584,213
Paychex Incorporated	50,224	2,502,913
Teradata Corporation †	23,532	1,047,645
Total System Services Incorporated	25,447	972,075
Visa Incorporated Class A	75,122	20,381,350

9

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name	Shares	Value
IT Services (continued)
Western Union Company	80,383	$1,569,076
Xerox Corporation	165,042	2,252,823
		96,511,938

Semiconductors & Semiconductor Equipment : 2.34%
Altera Corporation	46,882	1,735,103
Analog Devices Incorporated	47,865	2,802,017
Applied Materials Incorporated	187,395	4,694,245
Avago Technologies Limited	38,897	4,964,035
Broadcom Corporation Class A	82,858	3,747,667
First Solar Incorporated †	11,560	690,652
Intel Corporation	743,647	24,726,263
KLA-Tencor Corporation	25,297	1,643,167
Lam Research Corporation	24,449	2,016,065
Linear Technology Corporation	36,687	1,767,763
Microchip Technology Incorporated «	30,910	1,584,756
Micron Technology Incorporated †	165,103	5,063,709
Nvidia Corporation	79,419	1,751,983
Texas Instruments Incorporated	162,464	9,552,883
Xilinx Incorporated	40,675	1,723,400
		68,463,708

Software : 3.65%
Adobe Systems Incorporated †	72,873	5,764,254
Autodesk Incorporated †	34,994	2,248,015
CA Incorporated	49,269	1,602,228
Citrix Systems Incorporated †	24,758	1,576,466
Electronic Arts Incorporated †	47,824	2,734,576
Intuit Incorporated	43,915	4,287,421
Microsoft Corporation	1,267,792	55,592,679
Oracle Corporation	497,537	21,802,071
Red Hat Incorporated †	28,888	1,996,739
Salesforce.com Incorporated †	90,257	6,262,031
Symantec Corporation	106,148	2,670,684
		106,537,164

Technology Hardware, Storage & Peripherals : 5.00%
Apple Incorporated	902,042	115,876,315
EMC Corporation	312,979	9,057,612
Hewlett-Packard Company	287,042	10,000,543
NetApp Incorporated	47,940	1,852,881
SanDisk Corporation	33,937	2,712,584
Seagate Technology plc	50,331	3,076,231
Western Digital Corporation	33,575	3,591,854
		146,168,020

Materials : 3.22%
Chemicals : 2.42%
Air Products & Chemicals Incorporated	29,583	4,619,090
Airgas Incorporated	10,341	1,212,172
CF Industries Holdings Incorporated	7,649	2,342,353
E.I. du Pont de Nemours & Company	139,339	10,847,541
Eastman Chemical Company	22,844	1,700,964
Ecolab Incorporated	41,543	4,799,878
FMC Corporation	20,497	1,299,715
International Flavors & Fragrances Incorporated	12,454	1,518,516
LyondellBasell Industries NV Class A	63,914	5,490,852
Monsanto Company	74,453	8,966,375
PPG Industries Incorporated	21,107	4,968,166
Praxair Incorporated	44,815	5,731,839
Sigma-Aldrich Corporation	18,318	2,528,983
The Dow Chemical Company	170,392	8,390,102
The Mosaic Company	48,544	2,585,453

10

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
The Sherwin-Williams Company	12,550	$3,579,260
		70,581,259

Construction Materials : 0.10%
Martin Marietta Materials Incorporated	9,519	1,354,839
Vulcan Materials Company	20,257	1,681,331
		3,036,170

Containers & Packaging : 0.20%
Avery Dennison Corporation	14,012	750,343
Ball Corporation	21,059	1,510,141
MeadWestvaco Corporation	25,642	1,360,565
Owens-Illinois Incorporated †	25,364	663,522
Sealed Air Corporation	32,477	1,530,641
		5,815,212

Metals & Mining : 0.38%
Alcoa Incorporated	181,309	2,681,560
Allegheny Technologies Incorporated	16,719	562,762
Freeport-McMoRan Copper & Gold Incorporated Class B	159,822	3,456,950
Newmont Mining Corporation	76,717	2,019,959
Nucor Corporation	49,064	2,307,480
		11,028,711

Paper & Forest Products : 0.12%
International Paper Company	65,154	3,675,337

Telecommunication Services : 2.29%
Diversified Telecommunication Services : 2.29%
AT&T Incorporated	797,787	27,571,519
CenturyLink Incorporated	87,777	3,323,237
Frontier Communications Corporation	154,125	1,229,918
Level 3 Communications Incorporated †	42,888	2,309,948
Verizon Communications Incorporated	638,248	31,561,364
Windstream Holdings Incorporated «	92,708	731,466
		66,727,452

Utilities : 2.96%
Electric Utilities : 1.68%
American Electric Power Company Incorporated	75,248	4,332,780
Duke Energy Corporation	108,785	8,545,062
Edison International	50,111	3,219,632
Entergy Corporation	27,759	2,207,118
Eversource Energy	48,725	2,521,519
Exelon Corporation	132,190	4,483,885
FirstEnergy Corporation	64,720	2,263,906
Nextera Energy Incoporated	67,133	6,945,580
Pepco Holdings Incorporated	38,745	1,051,539
Pinnacle West Capital Corporation	16,988	1,088,591
PPL Corporation	102,291	3,488,123
The Southern Company	138,396	6,337,153
Xcel Energy Incorporated	77,777	2,743,973
		49,228,861

Gas Utilities : 0.03%
AGL Resources Incorporated	18,391	903,182

11

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Index Portfolio

Security name				Shares	Value
Independent Power & Renewable Electricity Producers : 0.09%
AES Corporation				100,896	$1,308,621
NRG Energy Incorporated				52,003	1,247,032
					2,555,653

Multi-Utilities : 1.16%
Ameren Corporation				37,318	1,582,656
CenterPoint Energy Incorporated				66,105	1,374,323
CMS Energy Corporation				42,305	1,486,175
Consolidated Edison Incorporated				45,048	2,844,331
Dominion Resources Incorporated				89,808	6,474,259
DTE Energy Company				27,222	2,233,021
Integrys Energy Group Incorporated				12,299	919,104
NiSource Incorporated				48,556	2,083,538
PG&E Corporation				73,071	3,926,105
Public Service Enterprise Group Incorporated				77,832	3,273,614
SCANA Corporation				21,925	1,248,629
Sempra Energy				35,551	3,846,618
TECO Energy Incorporated				36,097	708,584
Wisconsin Energy Corporation				34,686	1,768,280
					33,769,237

Total Common Stocks (Cost $1,416,840,865)					2,870,639,406

		Yield
Short-Term Investments : 1.78%
Investment Companies : 1.68%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%		7,704,453	7,704,453
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10		41,316,776	41,316,775
					49,021,228

			Maturity date	Principal
U.S. Treasury Securities : 0.10%
U.S. Treasury Bill #(z)		0.01	3-5-2015	$360,000	359,999
U.S. Treasury Bill #(z)		0.01	4-9-2015	1,840,000	1,839,976
U.S. Treasury Bill #(z)		0.01	4-16-2015	185,000	184,998
U.S. Treasury Bill #(z)		0.01	4-23-2015	225,000	224,995
U.S. Treasury Bill #(z)		0.01	5-14-2015	380,000	379,989
					2,989,957

Total Short-Term Investments (Cost $52,011,166)					52,011,185

Total investments in securities (Cost $1,468,852,031)*	100.07%				2,922,650,591
Other assets and liabilities, net	(0.07)				(1,987,896)

Total net assets	100.00%				$2,920,662,695

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $1,548,091,917 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,475,095,412
Gross unrealized losses	(100,536,738)

Net unrealized gains	$1,374,558,674

12

Wells Fargo Advantage Index Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

13

Wells Fargo Advantage Index Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$357,516,983	$0	$0	$357,516,983
Consumer staples	281,300,425	0	0	281,300,425
Energy	233,550,625	0	0	233,550,625
Financials	459,689,015	0	0	459,689,015
Health care	423,558,384	0	0	423,558,384
Industrials	295,996,658	0	0	295,996,658
Information technology	571,706,242	0	0	571,706,242
Materials	94,136,689	0	0	94,136,689
Telecommunication services	66,727,452	0	0	66,727,452
Utilities	86,456,933	0	0	86,456,933
Short-term investments
Investment companies	41,316,775	7,704,453	0	49,021,228
U.S. Treasury securities	2,989,957	0	0	2,989,957

Total assets	$2,914,946,138	$7,704,453	$0	$2,922,650,591
Liabilities
Futures contracts	$168,720	$0	$0	$168,720

Total liabilities	$168,720	$0	$0	$168,720

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	784,410	5,989	64,326	726,073	$39,781,540

Derivative transactions

For the nine months ended February 28, 2015, the Portfolio entered into futures contracts to gain market exposure.

At February 28, 2015, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains
3-19-2015	Jefferies Bache	86 Long	S&P 500 Index	$45,210,200	$1,406,120

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 92.19%
Belgium : 3.93%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	27,599	$3,511,586
Telenet Group Holding NV (Consumer Discretionary, Media)†	22,087	1,266,719
UCB SA (Health Care, Pharmaceuticals)	19,513	1,492,492
		6,270,797

Brazil : 0.17%
Ambev SA ADR (Consumer Staples, Beverages)	42,189	272,119

China : 9.17%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	4,262	362,781
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	37,138	7,566,868
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	118,500	1,610,395
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	598,000	436,406
Ping An Insurance Group Company of China Limited (Financials, Insurance)	126,364	1,405,257
Tencent Holdings Limited (Information Technology, Internet Software & Services)	186,300	3,264,418
		14,646,125

France : 5.59%
L’Oreal SA (Consumer Staples, Personal Products)	6,608	1,199,787
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,670	1,223,360
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	88,830	1,620,305
Pernod-Ricard SA (Consumer Staples, Beverages)	6,563	778,131
Publicis Groupe SA (Consumer Discretionary, Media)	102	8,318
Schneider Electric SA (Industrials, Electrical Equipment)	22,028	1,774,338
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	64,296	2,313,926
		8,918,165

Germany : 12.02%
Allianz AG (Financials, Insurance)	8,761	1,466,678
Bayer AG (Health Care, Pharmaceuticals)	44,324	6,549,783
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	14,892	1,883,133
Beiersdorf AG (Consumer Staples, Personal Products)	22,745	1,975,901
Deutsche Post AG (Industrials, Air Freight & Logistics)	52,160	1,776,189
Linde AG (Materials, Chemicals)	25,153	5,117,210
Merck KGaA (Health Care, Pharmaceuticals)	1,778	183,448
MTU Aero Engines AG (Industrials, Aerospace & Defense)	2,549	242,402
		19,194,744

Hong Kong : 4.24%
AIA Group Limited (Financials, Insurance)	937,600	5,518,636
Beijing Enterprises Holdings Limited (Industrials, Industrial Conglomerates)	169,000	1,255,112
		6,773,748

India : 0.48%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	35,343	770,507

Italy : 0.70%
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)†	933,601	1,113,700

Japan : 13.04%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	580,000	2,700,606
JS Group Corporation (Industrials, Building Products)	60,000	1,429,467
Kawasaki Heavy Industries Limited (Industrials, Machinery)	56,457	267,596
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	33,700	2,335,406
NGK Insulators Limited (Industrials, Machinery)	113,000	2,201,906
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	110,700	4,011,574
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,500	149,216
SoftBank Corporation (Telecommunication Services, Wireless Telecommunication Services)	38,569	2,375,238

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage International Growth Portfolio

Security name	Shares	Value
Japan (continued)
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	79,400	$5,351,743
		20,822,752

Mexico : 2.72%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)†	127,161	4,338,733

Netherlands : 3.46%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	45,738	4,944,801
Unilever NV (Consumer Staples, Food Products)	13,129	571,519
		5,516,320

South Korea : 0.33%
Naver Corporation (Information Technology, Internet Software & Services)	844	508,299
Orion Corporation (Consumer Staples, Food Products)	18	15,810
		524,109

Spain : 2.48%
Grifols SA (Health Care, Biotechnology)	20,597	835,644
Grifols SA ADR (Health Care, Biotechnology)	17,850	584,766
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	163,493	2,542,186
		3,962,596

Sweden : 1.41%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	5,666	639,523
Swedbank AB (Financials, Banks)	62,204	1,619,080
		2,258,603

Switzerland : 8.95%
Actelion Limited (Health Care, Biotechnology)	17,101	2,046,703
Nestle SA (Consumer Staples, Food Products)	55,180	4,306,280
Novartis AG (Health Care, Pharmaceuticals)	11,701	1,196,059
Roche Holdings AG (Health Care, Pharmaceuticals)	13,271	3,602,596
Syngenta AG (Materials, Chemicals)	2,906	1,023,585
Zurich Financial Services AG (Financials, Insurance)	6,601	2,110,437
		14,285,660

United Kingdom : 18.24%
Babcock International Group plc (Industrials, Commercial Services & Supplies)	47,400	739,103
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	313,155	2,203,148
Croda International plc (Materials, Chemicals)	51,812	2,182,927
Delphi Automotive plc (Consumer Discretionary, Auto Components)	24,808	1,955,863
Diageo plc (Consumer Staples, Beverages)	4,956	148,091
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	35,979	1,471,974
Johnson Matthey plc (Materials, Chemicals)	67,456	3,550,201
Liberty Global plc Class A (Consumer Discretionary, Media)	53,356	2,884,425
Liberty Global plc Class C (Consumer Discretionary, Media)†	88,662	4,625,497
Lloyds Banking Group plc (Financials, Banks)†	1,091,956	1,331,796
Prudential plc (Financials, Insurance)	77,144	1,940,715
SABMiller plc (Consumer Staples, Beverages)	58,222	3,303,313
WPP plc (Consumer Discretionary, Media)	117,084	2,774,668
		29,111,721

United States : 5.26%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†	37,855	2,365,370
Medtronic plc (Health Care, Health Care Equipment & Supplies)	58,120	4,509,531
Schlumberger Limited (Energy, Energy Equipment & Services)	13,905	1,170,245

2

Wells Fargo Advantage International Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value
United States (continued)
Wabco Holdings Incorporated (Industrials, Machinery)†			3,038	$354,930
				8,400,076

Total Common Stocks (Cost $114,123,427)				147,180,475

Participation Notes : 0.82%
Ireland : 0.82%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)			115,900	1,303,988

Total Participation Notes (Cost $969,118)				1,303,988

		Dividend yield
Preferred Stocks : 3.57%
Germany : 3.57%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±		1.42%	16,209	1,919,980
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles) ±		2.95	23,938	2,216,692
Volkswagen AG (Consumer Discretionary, Automobiles) ±		2.09	6,159	1,554,198
Total Preferred Stocks (Cost $4,800,440)				5,690,870

		Yield
Short-Term Investments : 3.56%
Investment Companies : 3.56%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	5,688,804	5,688,804

Total Short-Term Investments (Cost $5,688,804)				5,688,804

Total investments in securities (Cost $125,581,789)*	100.14%			159,864,137
Other assets and liabilities, net	(0.14)			(220,555)

Total net assets	100.00%			$159,643,582

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $125,831,969 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,437,328
Gross unrealized losses	(1,405,160)

Net unrealized gains	$34,032,168

Abbreviations:

ADR	American depositary receipt
SDR	Swedish depositary receipt
plc	Public limited company

3

Wells Fargo Advantage International Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Belgium	$6,270,797	$0	$0	$6,270,797
Brazil	272,119	0	0	272,119
China	14,646,125	0	0	14,646,125
France	8,918,165	0	0	8,918,165
Germany	19,194,744	0	0	19,194,744
Hong Kong	6,773,748	0	0	6,773,748
India	770,507	0	0	770,507
Italy	1,113,700	0	0	1,113,700
Japan	20,822,752	0	0	20,822,752
Mexico	4,338,733	0	0	4,338,733
Netherlands	5,516,320	0	0	5,516,320
South Korea	524,109	0	0	524,109
Spain	3,962,596	0	0	3,962,596
Sweden	2,258,603	0	0	2,258,603
Switzerland	14,285,660	0	0	14,285,660
United Kingdom	29,111,721	0	0	29,111,721
United States	8,400,076	0	0	8,400,076
Participation notes
Ireland	0	1,303,988	0	1,303,988
Preferred stocks
Germany	5,690,870	0	0	5,690,870
Short-term investments
Investment companies	5,688,804	0	0	5,688,804

Total assets	$158,560,149	$1,303,988	$0	$159,864,137

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.39%
Australia : 6.02%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,546,450
Arrium Limited (Materials, Metals & Mining)	3,063,400	526,623
Bendigo Bank Limited (Financials, Banks)	272,500	2,729,782
Boart Longyear Group Limited (Industrials, Construction & Engineering)«	199,991	31,255
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	207,386	828,083
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,607,773
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,792,171
Fortescue Metals Group Limited (Materials, Metals & Mining)«	394,700	767,962
Independence Group NL (Materials, Metals & Mining)	404,400	1,798,030
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	4,751,831
Mcmillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,446,847
Metcash Limited (Consumer Staples, Food & Staples Retailing)«	785,500	963,650
Mincor Resources NL (Materials, Metals & Mining)(i)	570,994	301,168
Mineral Resources Limited (Materials, Metals & Mining)«	144,300	887,390
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)«	1,059,500	1,535,742
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	172,908
Primary Health Care Limited (Health Care, Health Care Providers & Services)«	339,000	1,250,303
Rio Tinto Limited (Materials, Metals & Mining)	64,500	3,246,284
Seven Network Limited (Industrials, Trading Companies & Distributors)«	165,800	909,484
Toll Holdings Limited (Industrials, Air Freight & Logistics)	429,600	3,001,064
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	207,155
		31,301,955

Austria : 1.18%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,184,089
Raiffeisen Bank International AG (Financials, Banks)	81,200	1,226,703
RHI AG (Materials, Construction Materials)(i)	64,721	1,875,110
Voestalpine AG (Materials, Metals & Mining)	47,700	1,864,518
		6,150,420

Belgium : 0.68%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,535,182

Brazil : 0.91%
Banco do Brasil SA (Financials, Banks)	196,000	1,637,735
Companhia de Saneamento Basico do Estado de Sao Paulo (Utilities, Water Utilities)	253,200	1,510,950
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	513,144
JBS SA (Consumer Staples, Food Products)	235,900	1,040,411
		4,702,240

Canada : 2.64%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	65,800	7,152,151
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	135,700	3,768,902
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,812,575
		13,733,628

China : 2.66%
China BlueChemical Limited (Materials, Chemicals)	1,984,000	798,123
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,301,756
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	6,116,500	5,126,131
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	2,133,735
Dongfeng Motor Group Company Limited (Consumer Discretionary, Automobiles)	1,730,000	2,752,546
Shanghai Pharmaceuticals Holding Company Limited (Health Care, Pharmaceuticals)	823,400	1,719,884
		13,832,175

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value
Czech Republic : 0.28%
CEZ AS (Utilities, Electric Utilities)	57,500	$1,451,422

Finland : 0.42%
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,202,582

France : 8.54%
Alstom SA (Industrials, Machinery)	83,800	2,771,093
AXA SA (Financials, Insurance)	132,200	3,356,723
BNP Paribas SA (Financials, Banks)	49,100	2,862,104
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,309,182
Credit Agricole SA (Financials, Banks)	219,328	3,085,169
Electricite de France SA (Utilities, Electric Utilities)	148,600	4,107,384
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,890,853
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	8,135,864
SCOR SE (Financials, Insurance)	109,700	3,616,504
Societe Generale SA (Financials, Banks)	39,000	1,803,109
Thales SA (Industrials, Aerospace & Defense)	59,100	3,400,045
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	5,057,681
		44,395,711

Germany : 8.83%
Allianz AG (Financials, Insurance)	35,700	5,976,534
BASF SE (Materials, Chemicals)	46,500	4,456,869
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,945,323
Daimler AG (Consumer Discretionary, Automobiles)	75,700	7,328,443
Deutsche Bank AG (Financials, Capital Markets)	118,900	3,908,492
E.ON SE (Utilities, Multi-Utilities)	87,200	1,409,560
Gildemeister AG (Industrials, Machinery)	58,200	1,922,274
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	2,988,591
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	4,089,401
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,561,915
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	43,300	1,422,150
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	5,598,060
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	1,286,221
		45,893,833

Hong Kong : 2.21%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	1,889,631
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	960,510
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,158,500	1,619,193
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,623,894
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	2,032,853
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,373,211
		11,499,292

Hungary : 0.14%
Richter Gedeon (Health Care, Pharmaceuticals)	50,300	730,340

India : 1.30%
Gail Limited (Utilities, Gas Utilities)(i)	30,700	1,234,140
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	4,124,636
Tata Steel Limited GDR (Industrials, Machinery)(i)	245,900	1,391,794
		6,750,570

Ireland : 0.90%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,036,957
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	6,987

2

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Ireland (continued)
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	$3,647,612
		4,691,556

Israel : 1.03%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,461,377
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,884,132
		5,345,509

Italy : 1.16%
Enel SpA (Utilities, Electric Utilities)	688,400	3,172,318
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	153,300	2,861,460
		6,033,778

Japan : 20.56%
Adeka Corporation (Materials, Chemicals)	203,200	2,580,237
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,708,606
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,471,046
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,435,139
Aozora Bank Limited (Financials, Banks)	588,000	2,118,520
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	1,943,055
Chiba Bank Limited (Financials, Banks)	329,000	2,477,985
CKD Corporation (Industrials, Machinery)	171,200	1,562,804
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,049,101
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	2,656,736
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,425,011
Fukuoka Financial Group Incorporated (Financials, Banks)	223,000	1,194,926
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,601,597
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,248,176
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,653,828
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	67,800	4,698,533
Kureha Corporation (Materials, Chemicals)	271,000	1,273,162
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,215,448
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,330,884
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,170,408
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	56,900	722,993
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,204,380
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	709,406
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,271,905
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,617,544
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,137,013
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,039,569
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,297,655
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	117,000	7,257,179
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,435,755
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,196,740
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	48,200	1,444,288
Resona Holdings Incorporated (Financials, Banks)	1,013,300	5,688,880
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,649,246
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,568,150
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,037,191
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,132,915
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	2,352,238
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,994,598
Suzuken Company Limited (Health Care, Health Care Providers & Services)	42,900	1,353,793
The Keiyo Bank Limited (Financials, Banks)	62,000	364,355
Toshiba TEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	234,000	1,420,138
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	162,500	3,667,712
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	1,953,581

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name	Shares	Value
Japan (continued)
West Japan Railway Company (Industrials, Road & Rail)	8,700	$495,709
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	297,000	3,019,034
		106,847,169

Liechtenstein : 0.12%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets)(i)	7,800	621,807

Netherlands : 2.64%
Aegon NV (Financials, Insurance)	334,000	2,586,438
ING Groep NV (Financials, Banks)†	237,100	3,543,439
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	4,945,930
Nutreco NV (Consumer Staples, Food Products)	52,400	2,650,155
		13,725,962

Norway : 1.84%
Atea ASA (Information Technology, IT Services)	84,900	957,971
DnB Nor ASA (Financials, Banks)	148,800	2,422,400
Marine Harvest ASA (Consumer Staples, Food Products)	195,900	2,472,372
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	39,900	752,089
Yara International ASA (Materials, Chemicals)	53,600	2,950,568
		9,555,400

Poland : 0.52%
Asseco Poland SA (Information Technology, Software)	101,800	1,485,730
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	1,191,443
		2,677,173

Russia : 0.97%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)(i)	150,014	2,110,697
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	12,271
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,930,608
		5,053,576

Singapore : 1.00%
DBS Group Holdings Limited (Financials, Banks)	227,000	3,259,632
United Overseas Bank Limited (Financials, Banks)	113,000	1,912,837
		5,172,469

South Africa : 0.64%
Barclays Africa Group Limited (Financials, Banks)	200,300	3,308,946

South Korea : 3.31%
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,661,200
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	93,400	2,382,762
Industrial Bank of Korea (Financials, Banks)	192,500	2,367,774
KJB Financial Group Company Limited (Financials, Banks)	13,510	114,476
KNB Financial Group Company Limited (Financials, Banks)	20,645	197,506
KT&G Corporation (Consumer Staples, Tobacco)	43,000	3,134,254
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	5,821,102
Woori Bank (Financials, Banks)	178,044	1,537,841
		17,216,915

Spain : 0.76%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	3,141,292

4

Wells Fargo Advantage International Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Spain (continued)
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	$814,778
		3,956,070

Sweden : 2.44%
Boliden AB (Materials, Metals & Mining)	169,300	3,427,833
Nordea Bank AB (Financials, Banks)	177,300	2,392,497
Saab AB (Industrials, Aerospace & Defense)	89,000	2,383,795
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,828,413
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,648,453
		12,680,991

Switzerland : 4.56%
Baloise Holding AG (Financials, Insurance)	28,800	3,745,949
Credit Suisse Group AG (Financials, Capital Markets)	258,695	6,314,399
GAM Holding AG (Financials, Capital Markets)	79,700	1,554,959
Georg Fischer AG (Industrials, Machinery)	3,000	2,153,983
Swiss Reinsurance AG (Financials, Insurance)	48,500	4,459,039
Zurich Financial Services AG (Financials, Insurance)	17,100	5,467,121
		23,695,450

Taiwan : 0.55%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,840,853

Thailand : 0.75%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,285,041
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,603,851
		3,888,892

United Kingdom : 17.83%
3i Group plc (Financials, Capital Markets)	370,100	2,820,328
Alent plc (Materials, Chemicals)	90,300	491,280
AMEC plc (Energy, Energy Equipment & Services)	83,300	1,132,347
Amlin plc (Financials, Insurance)	317,800	2,597,916
Anglo American plc (Materials, Metals & Mining)	107,000	1,998,824
AstraZeneca plc (Health Care, Pharmaceuticals)	66,300	4,574,860
Aviva plc (Financials, Insurance)	314,900	2,620,395
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	5,618,709
Barclays plc (Financials, Banks)	715,000	2,835,799
Barratt Developments plc (Consumer Discretionary, Household Durables)	250,700	1,995,209
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,375,671
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	5,840,212
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,585,907
Carillion plc (Industrials, Construction & Engineering)	261,500	1,457,418
Centrica plc (Utilities, Multi-Utilities)	898,500	3,388,807
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	863,460
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,556,039
Firstgroup plc (Industrials, Road & Rail)†	413,900	673,506
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,629,730
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	906,179
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	907,900	3,811,119
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)(i)	547,900	573,081
Lloyds Banking Group plc (Financials, Banks)†	1,749,400	2,133,642
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,318,211
Mondi plc (Materials, Paper & Forest Products)	127,600	2,620,038
Old Mutual plc (Financials, Insurance)	982,800	3,415,434
Pace plc (Consumer Discretionary, Household Durables)	308,800	1,594,222
Petrofac Limited (Energy, Energy Equipment & Services)	84,300	1,144,640
Premier Foods plc (Consumer Staples, Food Products)†	73,926	49,932

5

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage International Value Portfolio

Security name			Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings plc (Industrials, Aerospace & Defense)			61,080	$894,892
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)«			287,900	9,802,888
Royal Mail plc (Industrials, Air Freight & Logistics)			212,900	1,381,795
Standard Chartered plc (Financials, Banks)			253,000	3,870,789
Tate & Lyle plc (Consumer Staples, Food Products)			158,800	1,459,949
Tesco plc (Consumer Staples, Food & Staples Retailing)			615,100	2,330,374
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,502,936
Vesuvius plc (Industrials, Machinery)			145,400	1,073,668
WH Smith plc (Consumer Discretionary, Specialty Retail)			79,800	1,654,566
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	2,053,588
				92,648,360

Total Common Stocks (Cost $489,986,883)				506,140,226

		Dividend yield
Preferred Stocks : 0.72%
Brazil : 0.72%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±		5.73%	349,800	1,568,632
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities) ±		30.96	109,056	498,651
Companhia Vale Do Rio Doce Class A (Materials, Metals & Mining) ±		10.84	257,700	1,680,327
Total Preferred Stocks (Cost $7,494,241)				3,747,610

Short-Term Investments : 2.42%

		Yield
Investment Companies : 2.42%
Securities Lending Cash Investments, LLC (l)(u)(r)		0.13	6,606,312	6,606,312
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	5,992,244	5,992,244
Total Short-Term Investments (Cost $12,598,556)				12,598,556

Total investments in securities (Cost $510,079,680)*	100.53%			522,486,392
Other assets and liabilities, net	(0.53)			(2,776,705)

Total net assets	100.00%			$519,709,687

†	Non-income-earning security
(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
«	All or a portion of this security is on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
*	Cost for federal income tax purposes is $510,955,533 and unrealized gains (losses) consists of:

Gross unrealized gains	$84,740,259
Gross unrealized losses	(73,209,400)

Net unrealized gains	$11,530,859

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

6

Wells Fargo Advantage International Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$31,301,955	$0	$0	$31,301,955
Austria	6,150,420	0	0	6,150,420
Belgium	3,535,182	0	0	3,535,182
Brazil	4,702,240	0	0	4,702,240
Canada	13,733,628	0	0	13,733,628
China	13,832,175	0	0	13,832,175
Czech Republic	1,451,422	0	0	1,451,422
Finland	2,202,582	0	0	2,202,582
France	44,395,711	0	0	44,395,711
Germany	45,893,833	0	0	45,893,833
Hong Kong	11,499,292	0	0	11,499,292
Hungary	730,340	0	0	730,340
India	6,750,570	0	0	6,750,570
Ireland	4,691,556	0	0	4,691,556
Israel	5,345,509	0	0	5,345,509
Italy	6,033,778	0	0	6,033,778
Japan	106,847,169	0	0	106,847,169

Liechtenstein	621,807	0	0	621,807
Netherlands	13,725,962	0	0	13,725,962
Norway	9,555,400	0	0	9,555,400
Poland	2,677,173	0	0	2,677,173
Russia	5,053,576	0	0	5,053,576
Singapore	5,172,469	0	0	5,172,469
South Africa	3,308,946	0	0	3,308,946
South Korea	17,216,915	0	0	17,216,915
Spain	3,956,070	0	0	3,956,070
Sweden	12,680,991	0	0	12,680,991
Switzerland	23,695,450	0	0	23,695,450
Taiwan	2,840,853	0	0	2,840,853
Thailand	3,888,892	0	0	3,888,892
United Kingdom	92,648,360	0	0	92,648,360
Preferred stocks
Brazil	3,747,610	0	0	3,747,610
Short-term investments
Investment companies	5,992,244	6,606,312	0	12,598,556

Total assets	$515,880,080	$6,606,312	$0	$522,486,392

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.16%
Consumer Discretionary : 9.31%
Auto Components : 0.85%
BorgWarner Incorporated	12,478	$766,898

Automobiles : 1.01%
Ford Motor Company	55,566	907,948

Hotels, Restaurants & Leisure : 2.28%
Las Vegas Sands Corporation	9,995	568,716
Norwegian Cruise Line Holdings Limited †	30,269	1,492,867
		2,061,583

Household Durables : 1.94%
Newell Rubbermaid Incorporated	27,747	1,090,180
Toll Brothers Incorporated †	17,403	666,709
		1,756,889

Media : 2.40%
Gannett Company Incorporated	12,337	436,730
The Walt Disney Company	4,820	501,666
Viacom Incorporated Class B	17,597	1,230,734
		2,169,130

Textiles, Apparel & Luxury Goods : 0.83%
PVH Corporation	7,031	749,012

Consumer Staples : 4.86%
Food & Staples Retailing : 3.30%
CVS Health Corporation	23,823	2,474,493
Rite Aid Corporation †	63,166	504,065
		2,978,558

Household Products : 1.25%
The Procter & Gamble Company	13,303	1,132,484

Personal Products : 0.31%
Herbalife Limited «	9,069	281,230

Energy : 9.48%
Energy Equipment & Services : 1.47%
Baker Hughes Incorporated	21,190	1,324,587

Oil, Gas & Consumable Fuels : 8.01%
Chevron Corporation	9,597	1,023,808
ConocoPhillips Company	14,285	931,382
Exxon Mobil Corporation	13,034	1,154,030
Marathon Oil Corporation	62,184	1,732,446
Noble Energy Incorporated	15,246	720,069
Valero Energy Corporation	27,200	1,677,968
		7,239,703

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name	Shares	Value
Financials : 28.87%
Banks : 10.81%
Bank of America Corporation	69,396	$1,097,151
BOK Financial Corporation «	19,536	1,152,624
Citigroup Incorporated	22,478	1,178,297
First Republic Bank	28,608	1,630,656
JPMorgan Chase & Company	34,857	2,136,037
KeyCorp	118,619	1,652,363
SunTrust Banks Incorporated	22,348	916,268
		9,763,396

Capital Markets : 3.04%
Ameriprise Financial Incorporated	13,356	1,784,762
Goldman Sachs Group Incorporated	5,063	960,907
		2,745,669

Consumer Finance : 0.98%
Capital One Financial Corporation	11,240	884,700

Insurance : 8.37%
ACE Limited	7,704	878,333
American International Group Incorporated	40,630	2,248,058
Endurance Specialty Holdings Limited	18,980	1,206,559
MetLife Incorporated	29,143	1,481,339
The Hartford Financial Services Group Incorporated	42,645	1,746,739
		7,561,028

REITs : 5.67%
Alexandria Real Estate Equities Incorporated	20,405	1,957,044
American Realty Capital Properties Incorporated	49,489	485,487
Equity Residential	22,867	1,761,445
LaSalle Hotel Properties	23,684	921,781
		5,125,757

Health Care : 13.22%
Biotechnology : 0.87%
Gilead Sciences Incorporated †	7,572	783,929

Health Care Equipment & Supplies : 1.24%
Medtronic plc	14,456	1,121,641

Health Care Providers & Services : 3.17%
Cigna Corporation	15,875	1,930,876
HCA Holdings Incorporated †	13,016	931,165
		2,862,041

Life Sciences Tools & Services : 1.04%
PerkinElmer Incorporated	19,983	939,201

Pharmaceuticals : 6.90%
AbbVie Incorporated	15,407	932,124
Johnson & Johnson	8,302	851,038
Merck & Company Incorporated	18,027	1,055,301
Novartis AG ADR	10,759	1,101,722
Pfizer Incorporated	66,901	2,296,042
		6,236,227

2

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Industrials : 9.87%
Aerospace & Defense : 0.72%
Raytheon Company	6,007	$653,381

Airlines : 0.49%
United Continental Holdings Incorporated †	6,809	443,811

Commercial Services & Supplies : 1.10%
West Corporation	28,993	990,111

Electrical Equipment : 1.02%
Eaton Corporation plc	12,899	915,958

Industrial Conglomerates : 1.35%
General Electric Company	46,943	1,220,049

Machinery : 2.81%
Crane Company	9,952	665,092
Oshkosh Corporation	19,836	967,798
Stanley Black & Decker Incorporated	9,232	907,875
		2,540,765

Marine : 0.79%
Kirby Corporation †	9,298	716,690

Road & Rail : 0.57%
AMERCO	1,568	512,454

Trading Companies & Distributors : 1.02%
WESCO International Incorporated †	13,202	916,615

Information Technology : 12.09%
Communications Equipment : 1.00%
Cisco Systems Incorporated	30,667	904,983

Electronic Equipment, Instruments & Components : 1.88%
Synnex Corporation	15,203	1,159,229
TE Connectivity Limited	7,446	537,080
		1,696,309

Internet Software & Services : 1.66%
Google Incorporated Class C †	1,631	910,750
Yahoo! Incorporated †	13,369	591,979
		1,502,729

Semiconductors & Semiconductor Equipment : 2.48%
NXP Semiconductors NV †	13,444	1,141,328
Skyworks Solutions Incorporated	12,500	1,096,875
		2,238,203

Technology Hardware, Storage & Peripherals : 5.07%
Apple Incorporated	7,664	984,517
EMC Corporation	46,577	1,347,938
Hewlett-Packard Company	22,735	792,087
NCR Corporation †	34,242	1,007,057

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Large Company Value Portfolio

Security name			Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology plc			7,256	$443,487
				4,575,086

Materials : 3.07%
Chemicals : 0.65%
Cabot Corporation			12,969	585,161

Containers & Packaging : 1.09%
Crown Holdings Incorporated †			18,607	986,171

Metals & Mining : 0.68%
United States Steel Corporation «			25,849	619,084

Paper & Forest Products : 0.65%
International Paper Company			10,356	584,182

Telecommunication Services : 1.77%
Diversified Telecommunication Services : 1.77%
CenturyLink Incorporated			17,209	651,533
Verizon Communications Incorporated			19,207	949,786
				1,601,319

Utilities : 3.62%
Electric Utilities : 2.86%
Duke Energy Corporation			16,506	1,296,546
The Southern Company			28,107	1,287,020
				2,583,566

Gas Utilities : 0.76%
Atmos Energy Corporation			12,951	686,921

Total Common Stocks (Cost $70,798,713)				86,865,159

		Yield
Short-Term Investments : 5.67%
Investment Companies : 5.67%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	1,762,900	1,762,900
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	3,362,563	3,362,563
Total Short-Term Investments (Cost $5,125,463)				5,125,463

Total investments in securities (Cost $75,924,176)*	101.83%			91,990,622
Other assets and liabilities, net	(1.83)			(1,655,230)

Total net assets	100.00%			$90,335,392

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo Advantage Large Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

*	Cost for federal income tax purposes is $76,537,439 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,611,152
Gross unrealized losses	(2,157,969)

Net unrealized gains	$15,453,183

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$8,411,460	$0	$0	$8,411,460
Consumer staples	4,392,272	0	0	4,392,272
Energy	8,564,290	0	0	8,564,290
Financials	26,080,550	0	0	26,080,550
Health care	11,943,039	0	0	11,943,039
Industrials	8,909,834	0	0	8,909,834
Information technology	10,917,310	0	0	10,917,310
Materials	2,774,598	0	0	2,774,598
Telecommunication services	1,601,319	0	0	1,601,319
Utilities	3,270,487	0	0	3,270,487
Short-term investments
Investment companies	3,362,563	1,762,900	0	5,125,463

Total assets	$90,227,722	$1,762,900	$0	$91,990,622

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 95.19%
Consumer Discretionary : 14.59%
Auto Components : 1.66%
Gentherm Incorporated †	139,130	$6,462,589
Modine Manufacturing Company †	324,888	4,210,548
		10,673,137

Diversified Consumer Services : 1.57%
2U Incorporated «†	212,142	3,920,384
Houghton Mifflin Harcourt Company †	311,010	6,151,778
		10,072,162

Hotels, Restaurants & Leisure : 3.31%
Brinker International Incorporated	105,385	6,266,192
Del Frisco’s Restaurant Group Incorporated †	200,086	4,019,728
Krispy Kreme Doughnuts Incorporated †	324,810	7,087,354
Zoe’s Kitchen Incorporated «†	112,650	3,865,022
		21,238,296

Household Durables : 0.28%
Skullcandy Incorporated †	170,160	1,771,366

Leisure Products : 0.44%
Malibu Boats Incorporated †	140,100	2,837,025

Media : 1.91%
IMAX Corporation †	200,696	7,018,339
Lions Gate Entertainment Corporation	161,409	5,260,319
		12,278,658

Multiline Retail : 0.85%
Burlington Stores Incorporated †	98,100	5,451,417

Specialty Retail : 3.02%
Chico’s FAS Incorporated	213,917	3,899,707
Christopher & Banks Corporation †	487,113	2,435,565
Dick’s Sporting Goods Incorporated	111,979	6,056,944
Monro Muffler Brake Incorporated	110,023	6,957,855
		19,350,071

Textiles, Apparel & Luxury Goods : 1.55%
Skechers U.S.A. Incorporated Class A †	84,868	5,782,906
Tumi Holdings Incorporated †	178,799	4,182,109
		9,965,015

Consumer Staples : 1.42%
Food Products : 1.42%
Darling Ingredients Incorporated †	219,147	3,817,541
Whitewave Foods Company †	129,316	5,295,490
		9,113,031

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Energy : 3.15%
Energy Equipment & Services : 0.51%
Hornbeck Offshore Services Incorporated †	155,140	$3,236,220

Oil, Gas & Consumable Fuels : 2.64%
Diamondback Energy Incorporated †	68,649	4,888,495
GasLog Limited «	174,253	3,448,467
Memorial Resource Development Corporation †	250,600	5,139,806
Ring Energy Incorporated «†	147,350	1,399,825
Sanchez Energy Corporation «†	155,630	2,085,442
		16,962,035

Financials : 10.39%
Banks : 2.92%
PacWest Bancorp	93,909	4,304,319
ServisFirst Bancshares Incorporated	70,980	2,281,297
Signature Bank †	40,673	5,017,015
SVB Financial Group †	58,402	7,177,606
		18,780,237

Capital Markets : 3.92%
Evercore Partners Incorporated Class A	159,884	8,190,857
LPL Financial Holdings Incorporated	142,121	6,375,548
Stifel Financial Corporation †	124,208	6,802,872
Virtus Investment Partners Incorporated	28,724	3,790,706
		25,159,983

Insurance : 1.53%
Argo Group International Holdings Limited	134,420	6,440,062
Patriot National Incorporated †	250,470	3,383,850
		9,823,912

REITs : 1.01%
QTS Realty Trust Incorporated Class A	180,775	6,473,553

Thrifts & Mortgage Finance : 1.01%
Essent Group Limited †	279,014	6,478,705

Health Care : 24.60%
Biotechnology : 6.84%
Alnylam Pharmaceuticals Incorporated †	49,622	5,038,122
AMAG Pharmaceuticals Incorporated «†	87,167	4,291,231
Celldex Therapeutics Incorporated «†	164,410	4,199,031
Cepheid Incorporated †	182,720	10,385,805
Exact Sciences Corporation «†	209,832	4,714,925
Intrexon Corporation «†	79,317	3,256,756
Portola Pharmaceuticals Incorporated †	105,345	4,011,538
Tesaro Incorporated †	92,411	4,928,279
Tetraphase Pharmaceuticals †	77,558	3,060,439
		43,886,126

Health Care Equipment & Supplies : 6.74%
Accuray Incorporated «†	510,968	4,588,493
Analogic Corporation	61,310	5,313,125
Atricure Incorporated †	248,320	4,390,298
Cerus Corporation «†	887,189	4,236,327

2

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
DexCom Incorporated †	103,976	$6,315,502
Endologix Incorporated †	409,142	6,452,169
Entellus Medical Incorporated †	67,040	1,458,120
Inogen Incorporated †	136,310	4,532,308
Spectranetics Corporation †	177,664	6,006,820
		43,293,162

Health Care Providers & Services : 5.54%
Adeptus Health Incorporated Class A «†	172,430	7,647,271
AMN Healthcare Services Incorporated †	359,199	8,103,529
Capital Senior Living Corporation †	189,570	4,739,250
Ensign Group Incorporated	111,125	4,897,279
HealthEquity Incorporated †	246,210	4,990,677
LifePoint Hospitals Incorporated †	72,006	5,181,552
		35,559,558

Health Care Technology : 0.52%
Medidata Solutions Incorporated †	69,292	3,333,638

Life Sciences Tools & Services : 1.61%
Accelerate Diagnostics Incorporated †	21,420	427,363
ICON plc ADR †	143,092	9,874,779
		10,302,142

Pharmaceuticals : 3.35%
Akorn Incorporated «†	134,331	7,228,351
BioDelivery Sciences International Incorporated «†	252,740	3,789,836
Cempra Holdings Incorporated †	104,770	3,469,982
Pacira Pharmaceuticals Incorporated †	38,788	4,451,699
Pernix Therapeutics Holdings Incorporated «†	241,490	2,591,188
		21,531,056

Industrials : 14.59%
Aerospace & Defense : 1.87%
Astronics Corporation	99,788	6,941,253
Esterline Technologies Corporation †	43,171	5,087,702
		12,028,955

Air Freight & Logistics : 0.99%
Hub Group Incorporated Class A †	158,199	6,386,494

Building Products : 2.74%
A.O. Smith Corporation	111,799	7,046,691
NCI Building Systems Incorporated †	304,004	5,119,427
PGT Incorporated †	531,050	5,400,779
		17,566,897

Commercial Services & Supplies : 2.84%
Copart Incorporated †	167,790	6,278,702
Kar Auction Services Incorporated	168,820	6,156,865
TrueBlue Incorporated †	251,920	5,796,679
		18,232,246

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Small Company Growth Portfolio

Security name	Shares	Value
Machinery : 1.73%
NN Incorporated	100,665	$2,789,427
Wabash National Corporation †	566,228	8,295,240
		11,084,667

Professional Services : 1.67%
On Assignment Incorporated †	210,344	8,037,244
RPX Corporation †	183,035	2,668,650
		10,705,894

Road & Rail : 2.29%
Genesee & Wyoming Incorporated Class A †	48,097	4,958,801
Roadrunner Transportation Systems Incorporated †	168,727	4,331,222
Swift Transportation Company †	192,426	5,441,807
		14,731,830

Trading Companies & Distributors : 0.46%
MSC Industrial Direct Company	40,020	2,921,060

Information Technology : 22.78%
Communications Equipment : 0.84%
Infinera Corporation †	316,182	5,390,903

Electronic Equipment, Instruments & Components : 1.15%
OSI Systems Incorporated †	102,026	7,393,824

Internet Software & Services : 4.92%
Benefitfocus Incorporated «†	127,840	4,162,470
Cornerstone OnDemand Incorporated †	165,830	5,300,756
Everyday Health Incorporated †	273,610	3,912,623
Marketo Incorporated †	184,960	5,169,632
Pandora Media Incorporated †	214,530	3,175,044
TrueCar Incorporated «†	292,160	5,813,984
Zillow Group Incorporated «†	35,421	4,064,560
		31,599,069

IT Services : 3.24%
EVERTEC Incorporated	224,819	4,687,476
InterXion Holding NV †	162,894	5,191,432
Maximus Incorporated	90,470	5,358,538
Vantiv Incorporated Class A †	150,810	5,578,462
		20,815,908

Semiconductors & Semiconductor Equipment : 6.13%
Applied Micro Circuits Corporation †	491,117	2,671,676
Exar Corporation †	242,611	2,600,790
Microsemi Corporation †	177,938	5,736,721
Nanometrics Incorporated †	225,699	4,035,498
Semtech Corporation †	166,793	4,825,321
Spansion Incorporated Class A †	218,605	7,887,268
Synaptics Incorporated †	54,933	4,721,491
Teradyne Incorporated	353,577	6,831,108
		39,309,873

Software : 6.50%
Bottomline Technologies Incorporated †	160,350	4,246,068
Cadence Design Systems Incorporated †	385,402	7,074,054

4

Wells Fargo Advantage Small Company Growth Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name			Shares	Value
Software (continued)
PTC Incorporated †			168,536	$5,840,615
Qlik Technologies Incorporated †			206,153	6,687,603
SS&C Technologies Holdings			161,523	9,801,216
Synchronoss Technologies Incorporated †			84,920	3,758,559
Ultimate Software Group Incorporated †			26,211	4,315,510
				41,723,625

Materials : 3.67%
Chemicals : 1.40%
Calgon Carbon Corporation †			263,839	5,442,999
Flotek Industries Incorporated †			207,287	3,540,462
				8,983,461

Metals & Mining : 1.41%
Constellium NV Class A †			270,479	5,114,758
Steel Dynamics Incorporated			217,971	3,971,432
				9,086,190

Paper & Forest Products : 0.86%
Boise Cascade Company †			155,127	5,524,072

Total Common Stocks (Cost $487,269,494)				611,055,473

Short-Term Investments : 13.43%

		Yield
Investment Companies : 13.43%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	56,275,535	56,275,535
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.10	29,944,114	29,944,114
Total Short-Term Investments (Cost $86,219,649)				86,219,649

Total investments in securities (Cost $573,489,143)*	108.62%			697,275,122
Other assets and liabilities, net	(8.62)			(55,328,072)

Total net assets	100.00%			$641,947,050

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $575,544,803 and unrealized gains (losses) consists of:

Gross unrealized gains	$135,061,729
Gross unrealized losses	(13,331,410)

Net unrealized gains	$121,730,319

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

5

Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$93,637,147	$0	$0	$93,637,147
Consumer staples	9,113,031	0	0	9,113,031
Energy	20,198,255	0	0	20,198,255
Financials	66,716,390	0	0	66,716,390
Health care	157,905,682	0	0	157,905,682
Industrials	93,658,043	0	0	93,658,043
Information technology	146,233,202	0	0	146,233,202
Materials	23,593,723	0	0	23,593,723
Short-term investments
Investment companies	29,944,114	56,275,535	0	86,219,649

Total assets	$640,999,587	$56,275,535	$0	$697,275,122

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 97.26%
Consumer Discretionary : 16.81%
Auto Components : 2.43%
American Axle & Manufacturing Holdings Incorporated †	130,219	$3,245,057
Metaldyne Performance Group Incorporated †	96,700	1,924,330
		5,169,387

Automobiles : 0.76%
Thor Industries Incorporated	26,350	1,624,741

Distributors : 1.26%
Core Mark Holding Company Incorporated	38,048	2,675,535

Diversified Consumer Services : 1.33%
Apollo Education Group Incorporated †	37,892	1,047,714
Steiner Leisure Limited †	38,889	1,793,561
		2,841,275

Hotels, Restaurants & Leisure : 0.96%
ClubCorp Holdings Incorporated	114,394	2,036,213

Household Durables : 0.65%
The Ryland Group Incorporated	30,488	1,387,204

Leisure Products : 0.49%
Vista Outdoor Incorporated †	24,160	1,054,826

Media : 1.85%
National CineMedia Incorporated	101,030	1,539,697
Scholastic Corporation	65,093	2,409,092
		3,948,789

Specialty Retail : 3.90%
Asbury Automotive Group Incorporated †	24,609	1,935,990
DSW Incorporated Class A	81,888	3,086,359
Rent-A-Center Incorporated	39,199	1,081,892
The Men’s Wearhouse Incorporated	43,800	2,198,322
		8,302,563

Textiles, Apparel & Luxury Goods : 3.18%
G-III Apparel Group Limited †	26,069	2,743,241
Oxford Industries Incorporated	37,197	2,046,951
Vera Bradley Incorporated †«	99,854	1,996,081
		6,786,273

Consumer Staples : 0.92%
Food Products : 0.92%
Post Holdings Incorporated †	39,877	1,973,114

Energy : 2.47%
Oil, Gas & Consumable Fuels : 2.47%
Carrizo Oil & Gas Incorporated †	29,600	1,408,664
PDC Energy Incorporated †	31,900	1,648,592
Sanchez Energy Corporation †«	69,741	934,529
WPX Energy Incorporated †	117,930	1,271,285
		5,263,070

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name	Shares	Value
Financials : 38.63%
Banks : 17.14%
BancorpSouth Incorporated	123,492	$2,764,986
BankUnited Incorporated	79,850	2,587,939
City National Corporation	30,054	2,715,980
Columbia Banking System Incorporated	55,435	1,562,158
ConnectOne Bancorp Incorporated	77,820	1,420,993
Great Western Bancorp Incorporated	96,640	2,222,720
IBERIABANK Corporation	38,917	2,456,441
Investors Bancorp Incorporated	218,294	2,506,015
National Bank Holdings Corporation Class A	111,125	2,071,370
Pinnacle Financial Partners Incorporated	54,260	2,278,920
PrivateBancorp Incorporated	93,897	3,261,043
Square 1 Financial Incorporated †	22,740	629,443
Talmer Bancorp Incorporated Class A	140,000	1,978,200
Webster Financial Corporation	67,437	2,328,600
Western Alliance Bancorp †	129,278	3,670,202
Wintrust Financial Corporation	43,977	2,070,877
		36,525,887

Capital Markets : 2.09%
Greenhill & Company Incorporated	53,300	2,063,243
Stifel Financial Corporation †	43,793	2,398,543
		4,461,786

Insurance : 7.83%
American Equity Investment Life Holding Company	73,608	2,097,092
AmTrust Financial Services Incorporated	38,956	2,099,728
CNO Financial Group Incorporated	51,550	838,203
Employers Holdings Incorporated	93,124	2,196,795
Horace Mann Educators Corporation	25,830	832,501
Kemper Corporation	39,410	1,450,288
OneBeacon Insurance Group Limited	99,156	1,487,340
Primerica Incorporated	48,363	2,550,665
Selective Insurance Group Incorporated	49,086	1,336,612
Symetra Financial Corporation	79,564	1,796,555
		16,685,779

Real Estate Management & Development : 0.79%
Alexander & Baldwin Incorporated	41,781	1,689,206

REITs : 10.78%
CareTrust REIT Incorporated	153,490	1,950,858
Columbia Property Trust Incorporated	78,000	2,019,420
Easterly Government Properties Incorporated †	57,800	930,580
Gramercy Property Trust Incorporated	306,600	2,161,530
Parkway Properties Incorporated	124,797	2,197,675
Pebblebrook Hotel Trust	60,792	2,953,275
Physicians Realty Trust	133,600	2,197,720
Ramco-Gershenson Properties Trust	116,521	2,181,273
Sabra Health Care REIT Incorporated	68,341	2,234,067
STAG Industrial Incorporated	89,959	2,244,477
Sunstone Hotel Investors Incorporated	108,456	1,892,557
		22,963,432

Health Care : 7.14%
Health Care Equipment & Supplies : 1.45%
Alere Incorporated †	68,097	3,096,371

Health Care Providers & Services : 4.72%
Ensign Group Incorporated	60,844	2,681,395
Health Net Incorporated †	63,863	3,662,543

2

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
WellCare Health Plans Incorporated †	40,813	$3,706,229
		10,050,167

Health Care Technology : 0.97%
Computer Programs & Systems Incorporated «	39,380	2,071,388

Industrials : 9.98%
Aerospace & Defense : 0.89%
Orbital ATK Incorporated	28,770	1,906,876

Air Freight & Logistics : 1.03%
Atlas Air Worldwide Holdings Incorporated †	48,355	2,192,899

Commercial Services & Supplies : 2.81%
ACCO Brands Corporation †	254,384	1,935,862
Quad Graphics Incorporated	89,277	2,091,760
United Stationers Incorporated	48,819	1,971,799
		5,999,421

Construction & Engineering : 0.85%
Tutor Perini Corporation †	77,695	1,807,963

Professional Services : 1.61%
FTI Consulting Incorporated †	66,581	2,454,841
Hill International Incorporated †	268,696	967,306
		3,422,147

Road & Rail : 1.19%
Quality Distribution Incorporated †	132,577	1,457,021
Universal Truckload Services	42,106	1,075,808
		2,532,829

Trading Companies & Distributors : 1.60%
Air Lease Corporation	54,300	2,076,432
TAL International Group Incorporated	31,709	1,323,217
		3,399,649

Information Technology : 11.62%
Communications Equipment : 1.93%
ARRIS Group Incorporated †	95,433	2,803,822
Extreme Networks Incorporated †	365,780	1,298,519
		4,102,341

Electronic Equipment, Instruments & Components : 4.70%
Celestica Incorporated †	183,936	2,166,766
Itron Incorporated †	46,634	1,701,208
Plexus Corporation †	52,421	2,109,945
Sanmina Corporation †	94,680	2,149,236
Tech Data Corporation †	31,758	1,889,601
		10,016,756

Semiconductors & Semiconductor Equipment : 2.08%
Advanced Energy Industries Incorporated †	88,745	2,362,392
Photronics Incorporated †	113,325	941,731

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Small Company Value Portfolio

Security name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corporation †			123,811	$1,124,204
				4,428,327

Software : 1.49%
EPIQ Systems Incorporated			83,171	1,463,810
Mentor Graphics Corporation			73,293	1,719,454
				3,183,264

Technology Hardware, Storage & Peripherals : 1.42%
QLogic Corporation †			201,459	3,023,900

Materials : 4.68%
Chemicals : 1.77%
Axiall Corporation			33,400	1,546,754
Chemtura Corporation †«			84,713	2,223,716
				3,770,470

Metals & Mining : 2.91%
Commercial Metals Company			109,619	1,649,766
Globe Specialty Metals Incorporated			131,700	2,192,805
Suncoke Energy Incorporated			129,383	2,361,240
				6,203,811

Telecommunication Services : 0.60%
Diversified Telecommunication Services : 0.60%
ORBCOMM Incorporated †			223,440	1,273,608

Utilities : 4.41%
Electric Utilities : 4.41%
El Paso Electric Company			65,771	2,487,459
PNM Resources Incorporated			82,197	2,346,724
Portland General Electric Company			52,824	1,969,807
UIL Holdings Corporation			51,350	2,595,743
				9,399,733

Total Common Stocks (Cost $158,857,755)				207,271,000

		Expiration date
Warrants : 0.00%
Health Care : 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	2,420

Total Warrants (Cost $0)				2,420

	Yield
Short-Term Investments : 4.14%
Investment Companies : 4.14%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%		2,809,025	2,809,025
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		6,014,761	6,014,761
Total Short-Term Investments (Cost $8,823,786)				8,823,786

4

Wells Fargo Advantage Small Company Value Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Total investments in securities (Cost $167,681,541)*	101.40%	$216,097,206
Other assets and liabilities, net	(1.40)	(2,990,818)

Total net assets	100.00%	$213,106,388

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $168,032,938 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,696,107
Gross unrealized losses	(4,631,839)

Net unrealized gains	$48,064,268

Abbreviations:

LLC	Limited liability company
REIT	Real estate investment trust

5

Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$35,826,806	$0	$0	$35,826,806
Consumer staples	1,973,114	0	0	1,973,114
Energy	5,263,070	0	0	5,263,070
Financials	82,326,090	0	0	82,326,090
Health care	15,217,926	0	0	15,217,926
Industrials	21,261,784	0	0	21,261,784
Information technology	24,754,588	0	0	24,754,588
Materials	9,974,281	0	0	9,974,281
Telecommunication services	1,273,608	0	0	1,273,608
Utilities	9,399,733	0	0	9,399,733
Warrants
Health care	0	2,420	0	2,420
Short-term investments
Investment companies	6,014,761	2,809,025	0	8,823,786

Total assets	$213,285,761	$2,811,445	$0	$216,097,206

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.11%
FHLMC ±	2.57%	12-1-2042	$2,671,723	$2,732,074
FHLMC ±	2.71	2-1-2045	5,294,411	5,445,860
FHLMC ±	2.75	2-1-2045	4,298,464	4,428,146
FHLMC ±	2.77	8-1-2044	2,208,988	2,279,314
FHLMC ±	2.77	3-1-2045	4,170,547	4,299,187
FHLMC (a)	3.00	2-15-2045	25,414,599	26,054,971
FHLMC	3.50	12-1-2028	785,661	841,542
FHLMC	3.50	3-1-2029	1,032,245	1,105,498
FHLMC	3.50	9-1-2029	23,698,130	25,403,182
FHLMC	3.50	11-1-2029	9,495,048	10,163,380
FHLMC	3.50	12-1-2029	950,582	1,019,120
FHLMC	3.50	12-1-2029	25,972,198	27,825,517
FHLMC	3.50	12-1-2029	324,859	348,288
FHLMC	3.50	12-1-2029	542,780	581,937
FHLMC	3.50	12-1-2029	390,277	418,425
FHLMC	3.50	12-1-2029	207,990	222,978
FHLMC	3.50	12-1-2029	2,189,923	2,347,847
FHLMC	3.50	1-1-2030	348,735	373,875
FHLMC	3.50	1-1-2030	484,144	519,066
FHLMC	3.50	1-1-2030	2,274,531	2,433,125
FHLMC	3.50	2-1-2030	345,108	369,912
FHLMC	3.50	2-1-2030	884,845	948,811
FHLMC	3.50	7-1-2034	745,089	784,977
FHLMC	3.50	10-1-2034	6,128,510	6,459,790
FHLMC	3.50	10-1-2034	680,550	722,375
FHLMC	3.50	11-1-2034	4,087,005	4,307,345
FHLMC	3.50	11-1-2034	687,220	729,451
FHLMC	3.50	1-1-2035	5,369,819	5,661,668
FHLMC	3.50	1-1-2035	735,072	780,249
FHLMC	3.50	2-1-2035	130,276	137,378
FHLMC	3.50	2-1-2035	2,123,716	2,239,247
FHLMC	3.50	3-1-2035	212,500	224,112
FHLMC %%	3.50	3-1-2035	685,000	722,943
FHLMC	3.50	3-1-2035	1,821,171	1,920,693
FHLMC (a)	3.50	3-14-2035	11,533,000	12,163,245
FHLMC (a)	3.50	4-15-2035	3,821,000	4,029,807
FHLMC	3.50	6-1-2042	3,403,170	3,586,148
FHLMC	3.50	9-1-2042	4,023,586	4,239,243
FHLMC	3.50	11-1-2042	2,648,628	2,791,604
FHLMC	3.50	11-1-2042	1,601,319	1,687,518
FHLMC	3.50	11-1-2042	1,833,757	1,931,925
FHLMC	3.50	2-1-2043	3,789,474	3,993,203
FHLMC	3.50	3-1-2043	2,798,662	2,949,493
FHLMC	3.50	3-1-2043	2,723,778	2,870,661
FHLMC	3.50	4-1-2043	2,765,293	2,913,759
FHLMC	3.50	8-1-2043	1,334,739	1,406,745
FHLMC	3.50	9-1-2043	5,265,588	5,548,942
FHLMC	3.50	5-1-2044	267,606	282,060
FHLMC	3.50	1-1-2045	6,765,615	7,131,165
FHLMC	4.00	10-1-2029	2,236,280	2,404,445
FHLMC	4.00	9-1-2032	432,748	470,445
FHLMC	4.00	11-1-2032	4,781,831	5,201,351
FHLMC	4.00	6-1-2033	532,816	579,435
FHLMC	4.00	8-1-2033	522,173	567,871
FHLMC	4.00	11-1-2033	905,010	986,951
FHLMC	4.00	2-1-2034	885,448	963,588
FHLMC	4.00	5-15-2039	7,066,253	7,567,271
FHLMC	4.00	11-15-2039	6,936,536	7,455,937
FHLMC	4.00	11-1-2043	600,839	651,519
FHLMC	4.50	6-1-2042	7,046,403	7,864,222
FHLMC	5.00	8-1-2039	14,967,186	16,912,796
FHLMC	5.00	9-1-2039	636,103	718,794
FHLMC	5.50	7-1-2038	3,083,021	3,526,193

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	8-1-2017	$21,875	$22,859
FHLMC	6.00	10-1-2017	47,128	48,886
FHLMC	6.00	2-1-2023	46,253	52,267
FHLMC	6.50	4-1-2021	9,734	10,197
FHLMC Series 14-HQ1 Class M1 ±	1.82	8-25-2024	4,619,627	4,648,237
FHLMC Series 1590 Class IA ±	1.22	10-15-2023	46,290	47,575
FHLMC Series 1897 Class K	7.00	9-15-2026	1,548	1,746
FHLMC Series 1935 Class FL ±	0.87	2-15-2027	3,706	3,781
FHLMC Series 2423 Class MC	7.00	3-15-2032	23,610	27,252
FHLMC Series 2980 Class QA	6.00	5-15-2035	216,602	237,759
FHLMC Series 300 Class 300	3.00	1-15-2043	22,775,247	23,259,414
FHLMC Series 3664 Class DA	4.00	11-15-2037	2,398,383	2,526,670
FHLMC Series 3876 Class NB	5.00	8-15-2038	3,079,522	3,321,055
FHLMC Series 4227 Class AB	3.50	10-15-2037	7,510,879	7,846,442
FHLMC Series 4425 Class A	4.00	9-15-2040	7,276,518	7,824,345
FHLMC Series 4430 Class A	4.00	4-15-2041	12,340,543	13,361,328
FHLMC Series T-48 Class 1A3 ±	5.62	7-25-2033	82,729	94,144
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	1,241,521	1,446,431
FHLMC Series T-57 Class 1A3	7.50	7-25-2043	858,311	1,031,332
FHLMC Series T-59 Class 1A3	7.50	10-25-2043	1,210,900	1,472,856
FHLMC Series T-60 Class 1A3	7.50	3-25-2044	1,244,558	1,500,126
FNMA ¤	0.00	10-9-2019	8,100,000	7,372,588
FNMA ±	1.93	6-1-2017	669	675
FNMA	2.63	9-6-2024	3,242,000	3,334,601
FNMA ±	2.73	1-1-2045	7,273,341	7,500,402
FNMA ±	2.74	1-1-2045	4,143,000	4,273,840
FNMA ±	2.74	3-1-2045	2,003,551	2,066,629
FNMA ±	2.75	2-1-2045	4,201,645	4,336,819
FNMA	3.00	12-1-2037	444,271	452,575
FNMA	3.00	2-1-2038	277,407	282,589
FNMA	3.00	2-1-2038	243,162	247,706
FNMA	3.00	4-1-2038	298,025	303,588
FNMA	3.00	10-25-2042	16,864,005	17,143,560
FNMA %%	3.00	3-12-2045	20,400,000	20,780,109
FNMA ±	3.15	7-1-2044	420,781	438,661
FNMA ±	3.23	4-1-2044	13,879,225	14,611,782
FNMA	3.50	12-1-2029	3,249,304	3,476,526
FNMA	3.50	12-1-2029	1,061,865	1,135,598
FNMA	3.50	1-1-2030	6,583,916	7,056,560
FNMA	3.50	1-1-2030	695,563	744,203
FNMA	3.50	1-1-2030	183,309	196,123
FNMA	3.50	2-1-2030	1,467,862	1,570,520
FNMA	3.50	2-1-2030	1,531,325	1,641,281
FNMA	3.50	2-1-2030	890,515	952,802
FNMA	3.50	2-1-2030	1,270,067	1,361,279
FNMA	3.50	2-1-2030	1,204,677	1,288,944
FNMA	3.50	6-1-2042	632,832	666,946
FNMA	3.50	7-1-2042	1,157,854	1,220,449
FNMA	3.50	7-1-2042	486,762	513,030
FNMA	3.50	4-1-2043	1,276,741	1,345,697
FNMA	3.50	6-1-2044	3,387,247	3,569,394
FNMA	3.50	1-1-2045	260,801	274,926
FNMA %%	3.50	4-14-2045	10,600,000	11,080,721
FNMA %%	3.50	5-13-2045	52,500,000	54,728,177
FNMA	4.00	3-1-2025	467,199	502,402
FNMA	4.00	5-1-2025	546,807	587,906
FNMA	4.00	6-1-2025	2,968,170	3,182,489
FNMA	4.00	10-1-2025	347,861	372,397
FNMA	4.00	11-1-2025	594,128	634,912
FNMA	4.00	6-1-2026	1,582,522	1,701,224
FNMA	4.00	12-1-2028	1,723,538	1,853,536
FNMA	4.00	1-1-2029	1,130,408	1,215,613
FNMA	4.00	1-1-2029	3,419,142	3,677,065
FNMA	4.00	2-1-2029	2,690,283	2,893,182
FNMA	4.00	2-1-2029	2,979,977	3,204,962

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	2-1-2029	$2,174,775	$2,338,701
FNMA	4.00	3-1-2029	2,884,820	3,102,082
FNMA	4.00	3-1-2029	1,841,403	1,980,363
FNMA	4.00	3-1-2029	2,878,427	3,086,589
FNMA	4.00	4-1-2029	2,818,796	3,031,321
FNMA	4.00	7-1-2029	2,051,502	2,206,314
FNMA	4.00	11-1-2029	4,677,693	5,029,978
FNMA	4.00	8-1-2033	6,292,911	6,834,625
FNMA	4.00	9-1-2033	1,191,482	1,296,055
FNMA	4.00	9-1-2033	1,280,282	1,388,727
FNMA	4.00	11-1-2033	817,317	895,048
FNMA	4.00	2-1-2034	2,234,396	2,431,583
FNMA	4.00	2-1-2034	1,153,214	1,254,972
FNMA	4.00	3-1-2034	1,182,200	1,289,803
FNMA	4.00	4-1-2034	4,802,407	5,226,225
FNMA	4.00	5-1-2034	982,178	1,068,863
FNMA	4.00	6-1-2034	1,518,615	1,652,638
FNMA	4.00	6-1-2034	1,193,646	1,302,301
FNMA	4.00	6-1-2034	1,791,455	1,954,538
FNMA	4.00	6-1-2034	1,798,749	1,957,507
FNMA	4.00	7-1-2034	1,375,581	1,496,982
FNMA	4.00	7-1-2034	1,296,763	1,414,805
FNMA	4.00	7-1-2034	1,187,059	1,295,123
FNMA	4.00	7-1-2034	1,331,589	1,449,117
FNMA	4.00	8-1-2034	1,241,886	1,351,491
FNMA	4.00	8-1-2034	2,268,788	2,469,031
FNMA	4.00	8-1-2034	1,638,356	1,787,502
FNMA	4.00	8-1-2034	336,196	365,870
FNMA	4.00	8-1-2034	1,728,787	1,881,368
FNMA	4.00	9-1-2034	208,841	227,274
FNMA	4.00	9-1-2034	1,925,862	2,095,838
FNMA	4.00	9-1-2034	1,087,789	1,186,814
FNMA	4.00	9-1-2034	2,017,094	2,200,689
FNMA	4.00	11-1-2034	1,068,131	1,162,406
FNMA	4.00	11-1-2034	1,459,117	1,591,948
FNMA	4.00	11-1-2034	17,538,571	19,107,969
FNMA	4.00	6-25-2039	3,726,778	4,004,751
FNMA	4.00	6-1-2042	15,564,908	16,889,777
FNMA	4.00	7-1-2042	8,608,480	9,342,407
FNMA	4.00	8-1-2042	5,743,316	6,232,894
FNMA	4.00	10-1-2042	12,363,381	13,415,809
FNMA	4.00	2-1-2044	1,971,022	2,139,157
FNMA	4.00	3-1-2044	1,474,851	1,603,306
FNMA	4.00	4-1-2044	1,489,621	1,619,983
FNMA	4.00	5-1-2044	247,886	269,587
FNMA	4.00	6-1-2044	213,687	232,350
FNMA	4.00	11-1-2044	6,174,118	6,714,045
FNMA	4.00	11-1-2044	3,842,367	4,178,384
FNMA	4.00	11-1-2044	3,897,298	4,238,057
FNMA	4.00	11-1-2044	5,491,856	5,972,202
FNMA	4.00	12-1-2044	350,319	380,970
FNMA	4.00	1-1-2045	284,244	309,103
FNMA	4.00	1-1-2045	453,966	492,689
FNMA	4.00	1-1-2045	1,021,997	1,111,502
FNMA	4.00	2-1-2045	2,043,840	2,222,830
FNMA %%	4.00	3-12-2045	2,700,000	2,886,891
FNMA %%	4.00	4-14-2045	1,000,000	1,066,953
FNMA	4.50	10-1-2033	2,082,809	2,276,471
FNMA	4.50	5-1-2034	2,975,373	3,310,101
FNMA	4.50	5-1-2034	1,139,255	1,264,614
FNMA	4.50	2-1-2044	17,245,663	19,185,718
FNMA	4.50	4-1-2044	10,800,990	12,018,178
FNMA	4.50	2-1-2045	2,166,359	2,411,595

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	4.50%	4-14-2045	$34,800,000	$37,768,877
FNMA	5.00	3-1-2041	451,733	506,581
FNMA	5.00	7-1-2041	10,543,899	11,966,233
FNMA	5.00	8-1-2041	1,722,493	1,954,871
FNMA	5.00	9-1-2044	1,455,884	1,652,358
FNMA	5.37	4-1-2017	2,460,000	2,595,642
FNMA	5.40	5-1-2017	3,100,478	3,285,117
FNMA	5.50	9-1-2034	1,151,042	1,277,510
FNMA	5.50	4-1-2036	630,649	708,841
FNMA	5.50	7-1-2039	1,446,710	1,667,032
FNMA	5.50	4-1-2040	4,333,080	4,994,870
FNMA	5.50	8-1-2041	1,346,852	1,554,474
FNMA	5.50	4-25-2042	317,907	353,466
FNMA	6.00	5-1-2017	21,803	22,571
FNMA	6.00	11-1-2017	5,628	5,840
FNMA	6.00	4-1-2022	20,425	23,206
FNMA	6.00	2-1-2029	19,077	21,949
FNMA	6.00	3-1-2033	96,490	110,845
FNMA	6.00	11-1-2033	35,723	40,979
FNMA	6.00	8-1-2034	1,522,302	1,744,674
FNMA	6.00	4-1-2035	324,340	371,984
FNMA	6.00	12-1-2035	2,220,086	2,542,413
FNMA	6.00	7-1-2037	1,197,530	1,372,981
FNMA	6.00	7-1-2037	4,064,432	4,657,683
FNMA	6.50	6-1-2017	22,128	22,876
FNMA	6.50	7-1-2017	45,174	46,939
FNMA	6.50	10-1-2036	1,988,712	2,307,431
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	644,274	733,815
FNMA Series 1999-54 Class LH	6.50	11-25-2029	22,860	26,139
FNMA Series 2002-14 Class A2	7.00	1-25-2042	502,941	583,817
FNMA Series 2002-33 Class A2	7.50	6-25-2032	897,993	1,056,804
FNMA Series 2002-95 Class DB	6.00	1-25-2033	3,345,593	3,867,328
FNMA Series 2003-W17 Class 1A7	5.75	8-25-2033	2,114,000	2,295,041
FNMA Series 2005-31 Class PB	5.50	4-25-2035	75,000	89,680
FNMA Series 2005-5 Class PA	5.00	1-25-2035	1,489,945	1,624,950
FNMA Series 2006-56 Class CA	6.00	7-25-2036	757,802	882,420
FNMA Series 2009-20 Class DT	4.50	4-25-2039	834,632	920,129
FNMA Series 2011-53 Class TN	4.00	6-25-2041	8,696,564	9,331,091
FNMA Series 2012-134 Class LC	3.00	12-25-2042	3,178,709	3,242,477
FNMA Series 2012-411 Class A3	3.00	8-25-2042	2,409,874	2,448,360
FNMA Series 2013-94 Class HA	4.00	1-25-2040	1,986,218	2,140,766
FNMA Series 2014-9 Class A	4.00	5-25-2037	5,684,058	6,128,296
GNMA %%	3.00	4-22-2045	13,600,000	13,920,876
GNMA %%	3.50	3-23-2045	1,600,000	1,678,000
GNMA %%	3.50	4-22-2045	59,000,000	61,728,750
GNMA %%	3.50	5-20-2045	49,000,000	51,143,750
GNMA %%	4.00	3-23-2045	31,000,000	32,961,717
GNMA %%	4.00	4-22-2045	26,800,000	28,462,436
GNMA	7.00	11-15-2029	60,748	73,364
GNMA	7.75	9-20-2020	39,371	40,287
GNMA	7.75	3-20-2021	63,965	66,780
GNMA	7.75	7-20-2021	28,390	28,525
GNMA	8.05	7-15-2019	20,091	20,505
GNMA	8.05	8-15-2019	13,397	13,465
GNMA	8.05	10-15-2019	9,776	9,826
GNMA	8.05	11-15-2019	9,630	9,679
GNMA	8.05	2-15-2020	9,185	9,320
GNMA	8.05	10-15-2020	9,992	10,043
Tennessee Valley Authority	2.88	9-15-2024	8,920,000	9,233,458
Total Agency Securities (Cost $1,048,056,973)				1,057,391,230

Asset-Backed Securities : 14.74%
Ally Auto Receivables Trust Series 2011-5 Class A4	1.32	7-15-2016	763,267	763,567
Ally Auto Receivables Trust Series 2012-2 Class A3	0.74	4-15-2016	297,137	297,168

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63%	5-15-2017	$705,121	$705,291
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	14,150,000	14,147,793
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	1,538,000	1,547,825
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,810,000	5,813,405
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	8,571,000	8,547,233
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.66	10-15-2019	8,923,000	8,923,000
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.74	1-15-2021	8,102,000	8,105,014
American Express Credit Account Master Trust Series 2012 Class A ±	0.41	5-15-2020	5,070,000	5,061,817
American Express Issuance Trust II Series 2013-2 Class A ±	0.59	5-17-2021	1,680,000	1,684,953
American Express Issuance Trust II Series 2013-2 Class A ±	0.60	8-15-2019	6,999,000	7,027,206
Avis Budget Rental Car Aesop Series 2013-1A Class A 144A	1.92	9-20-2019	6,018,000	5,991,996
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	2,374,000	2,385,371
Bank of America Credit Card Trust Series 2007-A4 Class A4 ±	0.21	11-15-2019	5,572,000	5,533,798
Bank of America Credit Card Trust Series 2014-A2 Class A ±	0.44	9-16-2019	12,002,000	11,996,935
Bank of America Credit Card Trust Series 2014-A3 Class A ±	0.46	1-15-2020	8,635,000	8,630,838
Bank of America Credit Card Trust Series 2015-A1 Class A ±	0.52	6-15-2020	6,809,000	6,809,865
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,524,000	2,522,195
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,643,000	1,643,585
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,600,000	1,606,106
Capital Auto Receivables Asset Trust Series 2013-1 Class A3	0.79	6-20-2017	9,484,000	9,479,988
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,734,000	2,753,655
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,535,000	1,548,057
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	4,062,000	4,059,510
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,521,000	5,539,523
Capital Auto Receivables Asset Trust Series 2014-1 Class A3	1.32	6-20-2018	3,649,000	3,660,494
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	3,175,000	3,170,565
Capital Auto Receivables Asset Trust Series 2014-2 Class A1 ±	0.47	6-20-2016	6,046,000	6,043,956
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,539,000	5,553,556
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,583,000	1,587,931
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	6,066,000	6,054,481
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	787,000	787,674
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	9,573,000	9,577,289
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	8,159,000	8,137,999
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	5,055,000	5,038,581
Chase Issuance Trust Series 2012-A4 Class A4	1.58	8-16-2021	4,103,000	4,036,269
Chase Issuance Trust Series 2013-A6 Class A6 ±	0.59	7-15-2020	7,938,000	7,959,695
Chase Issuance Trust Series 2013-A9 Class A ±	0.59	11-16-2020	6,370,000	6,374,752
Chase Issuance Trust Series 2014-A5 Class A5 ±	0.54	4-15-2021	1,995,000	1,989,556
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.60	9-10-2020	8,924,000	8,946,819
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 ±	0.37	5-9-2018	13,612,000	13,603,765
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	31,964,000	32,191,807
Discover Card Execution Note Trust Series 2013-A5 Class A5	1.04	4-15-2019	8,041,000	8,050,770
Discover Card Execution Note Trust Series 2014-A1 Class A1 ±	0.60	7-15-2021	4,601,000	4,606,480
Discover Card Execution Note Trust Series 2015-A1 Class A1 ±	0.62	8-17-2020	16,815,000	16,815,000
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	3,497,689	3,498,854
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	9,567,000	9,670,974
Ford Credit Auto Owner Trust Series 2014-1 Class A2 ±	0.57	2-15-2019	1,832,000	1,832,517
Ford Credit Auto Owner Trust Series 2014-2A 144A	2.31	4-15-2026	4,555,000	4,601,989
Ford Credit Auto Owner Trust Series 2015-1A 144A	2.12	7-15-2026	12,870,000	12,833,719
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	4,403,000	4,410,001
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class A2 ±	0.57	1-15-2020	1,488,000	1,488,277
Ford Credit Floorplan Master Trust Series 2012-2 Class A	1.92	1-15-2019	5,951,000	6,037,414
Ford Credit Floorplan Master Trust Series 2015-2 Class A2 ±	0.74	1-15-2022	7,534,000	7,535,755
GE Credit Card Master Note Trust Series 2012-5 Class A	0.95	6-15-2018	11,861,000	11,876,372
Honda Auto Receivables Owner Trust Series 2013-3 Class A3	0.77	5-15-2017	3,859,000	3,862,917
Honda Auto Receivables Owner Trust Series 2014-4 Class A4	1.46	10-15-2020	1,322,000	1,323,202
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	1,684,975	1,691,864
MBNA Credit Card Master Note Trust Series 2004-A3 Class A3 ±	0.43	8-16-2021	7,492,000	7,458,421
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-2016	99,481	99,551
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.48	3-27-2023	3,099,000	3,088,662
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.61	4-25-2023	5,248,000	5,250,409
Navient Student Loan Trust Series 2014-AA Class A2A 144A	2.74	2-15-2029	8,981,000	8,993,214
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	5,209,000	5,151,170

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.36%	12-15-2028	$5,505,000	$5,522,176
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.42	1-25-2037	4,832,858	4,777,111
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.44	10-27-2036	4,680,768	4,626,752
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.37	10-25-2033	5,146,000	4,986,325
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.35	3-23-2037	3,039,000	2,961,499
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.37	12-24-2035	5,365,000	5,259,095
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.35	11-23-2022	1,241,888	1,240,358
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.34	10-26-2026	4,532,762	4,528,397
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	0.97	4-25-2046	2,082,447	2,103,613
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.66	5-15-2028	1,811,268	1,808,954
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.43	7-25-2023	8,025,785	7,991,299
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.36	4-25-2025	611,594	609,238
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.46	7-27-2026	2,560,608	2,592,890
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.40	10-27-2031	5,268,000	5,099,477
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.41	10-25-2029	4,169,000	4,027,625
SLM Student Loan Trust Series 2005-9 Class A ±	0.38	1-27-2025	4,131,848	4,120,241
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.37	7-25-2025	3,000,000	2,981,772
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.36	1-25-2021	5,702,000	5,614,725
SLM Student Loan Trust Series 2007-1 Class A5 ±	0.35	1-26-2026	3,000,000	2,942,859
SLM Student Loan Trust Series 2007-2 Class B ±	0.43	7-25-2025	2,080,000	1,816,580
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.56	1-25-2018	1,105,388	1,110,865
SLM Student Loan Trust Series 2010-1 Class A ±	0.57	3-25-2025	1,641,516	1,638,855
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	860,162
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.92	5-26-2026	2,631,000	2,645,113
SLM Student Loan Trust Series 2012-6 Class B ±	1.17	4-27-2043	3,834,000	3,586,603
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	6,260,000	6,442,448
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.92	10-16-2023	3,452,038	3,460,792
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.92	6-15-2045	7,133,000	7,334,921
SLM Student Loan Trust Series 2013-1 Class B ±	1.97	11-25-2043	1,064,000	1,067,275
SLM Student Loan Trust Series 2013-2 Class A ±	0.62	9-25-2026	4,416,021	4,397,978
SLM Student Loan Trust Series 2013-2 Class B ±	1.67	6-25-2043	1,407,000	1,388,194
SLM Student Loan Trust Series 2013-3 Class A2 ±	0.47	5-26-2020	3,507,000	3,502,764
SLM Student Loan Trust Series 2013-3 Class B ±	1.67	9-25-2043	1,836,000	1,795,270
SLM Student Loan Trust Series 2013-5 Class A2 ±	0.57	10-26-2020	2,590,000	2,593,025
SLM Student Loan Trust Series 2013-6 Class A2 ±	0.67	2-25-2021	1,429,000	1,429,579
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.82	7-15-2022	1,805,008	1,807,678
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,451,000	1,487,446
SLM Student Loan Trust Series 2014-1 Class A2 ±	0.55	7-26-2021	4,290,000	4,291,073
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.76	3-26-2029	4,859,000	4,875,001
SLM Student Loan Trust Series 2014-2 Class B ±	1.67	1-25-2045	1,558,000	1,528,968
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.76	7-15-2022	1,517,612	1,518,738
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,545,000	2,588,955
Trade Maps Limited Series 2013-1A Class A 144A±	0.87	12-10-2018	6,989,000	6,983,325
World Financial Network Credit Card Master Trust Series 2014-B Class A	0.61	7-15-2019	3,305,000	3,304,822
Total Asset-Backed Securities (Cost $534,414,831)				535,269,251

Corporate Bonds and Notes : 17.48%
Consumer Discretionary : 1.72%
Auto Components : 0.03%
Johnson Controls Incorporated	4.95	7-2-2064	920,000	973,038

Automobiles : 0.61%
Daimler Finance North America LLC 144A	1.88	1-11-2018	3,394,000	3,427,237
Daimler Finance North America LLC 144A	2.38	8-1-2018	4,905,000	5,007,166
General Motors Company	3.50	10-2-2018	4,630,000	4,768,900
General Motors Company	5.00	4-1-2035	785,000	848,466
General Motors Company	5.20	4-1-2045	615,000	681,239
Harley-Davidson Financial Services Incorporated 144A	2.15	2-26-2020	3,820,000	3,823,935

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
Volkswagen Group America 144A	2.13%	5-23-2019	$3,480,000	$3,491,428
				22,048,371

Hotels, Restaurants & Leisure : 0.06%
Yum! Brands Incorporated	5.35	11-1-2043	1,864,000	2,061,370

Internet & Catalog Retail : 0.13%
Amazon.com Incorporated	4.95	12-5-2044	4,510,000	4,849,666

Media : 0.74%
Cox Communications Incorporated 144A	4.80	2-1-2035	2,875,000	3,023,658
DIRECTV Holdings LLC	3.80	3-15-2022	1,495,000	1,544,482
DIRECTV Holdings LLC	3.95	1-15-2025	5,215,000	5,358,835
DIRECTV Holdings LLC	4.45	4-1-2024	3,835,000	4,093,295
Scripps Networks Interactive Incorporated	3.90	11-15-2024	3,190,000	3,336,581
Thomson Reuters Corporation	3.85	9-29-2024	3,290,000	3,392,579
Viacom Incorporated	4.85	12-15-2034	4,670,000	4,811,903
Viacom Incorporated	5.25	4-1-2044	1,455,000	1,549,155
				27,110,488

Specialty Retail : 0.07%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	2,220,000	2,411,919

Textiles, Apparel & Luxury Goods : 0.08%
Coach Incorporated %%	4.25	4-1-2025	2,930,000	2,934,858

Consumer Staples : 0.96%
Beverages : 0.24%
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	5,775,000	5,852,437
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	2,880,000	2,846,765
				8,699,202

Food & Staples Retailing : 0.04%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	1,530,000	1,664,571

Food Products : 0.43%
Tyson Foods Incorporated	4.50	6-15-2022	2,849,000	3,131,493
WM Wrigley Jr Company 144A	2.00	10-20-2017	1,455,000	1,465,910
WM Wrigley Jr Company 144A	2.40	10-21-2018	2,110,000	2,138,795
WM Wrigley Jr Company 144A	2.90	10-21-2019	4,283,000	4,364,874
WM Wrigley Jr Company 144A	3.38	10-21-2020	4,325,000	4,457,483
				15,558,555

Tobacco : 0.25%
Altria Group Incorporated	2.63	1-14-2020	4,530,000	4,600,586
Altria Group Incorporated	4.50	5-2-2043	2,455,000	2,580,082
Philip Morris International Incorporated	4.25	11-10-2044	1,720,000	1,819,027
				8,999,695

Energy : 2.22%
Energy Equipment & Services : 0.02%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,070,000	935,136

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels : 2.20%
Chevron Corporation %%	1.37%	3-2-2018	$6,000,000	$5,998,656
Chevron Corporation %%	1.96	3-3-2020	6,875,000	6,874,340
Chevron Corporation	2.19	11-15-2019	1,725,000	1,752,728
Chevron Corporation %%	2.41	3-3-2022	3,430,000	3,430,418
ConocoPhillips Company	2.88	11-15-2021	2,910,000	2,958,108
Continental Resources Incorporated	4.50	4-15-2023	3,404,000	3,322,675
Dominion Gas Holdings LLC	4.60	12-15-2044	2,375,000	2,599,727
El Paso Pipeline Partners Operating LLC	4.10	11-15-2015	3,355,000	3,426,827
El Paso Pipeline Partners Operating LLC	4.30	5-1-2024	4,020,000	4,148,073
Enlink Midstream Partners LP	5.05	4-1-2045	2,875,000	3,020,731
Enterprise Products Operating LLC	3.75	2-15-2025	2,458,000	2,555,595
Enterprise Products Operating LLC	4.85	3-15-2044	1,200,000	1,333,278
Kerr-McGee Corporation	6.95	7-1-2024	6,531,000	8,180,450
Kinder Morgan Energy Partners LP	5.30	12-1-2034	1,110,000	1,177,697
Kinder Morgan Energy Partners LP	5.55	6-1-2045	2,720,000	2,910,501
Marathon Petroleum Corporation	5.00	9-15-2054	590,000	604,394
MPLX LP	4.00	2-15-2025	1,060,000	1,075,429
Newfield Exploration Company	5.63	7-1-2024	3,165,000	3,299,513
Phillips 66	4.88	11-15-2044	1,570,000	1,694,590
Plains All American Pipeline LP	4.90	2-15-2045	2,795,000	3,083,086
Rowan Companies Incorporated	5.40	12-1-2042	2,036,000	1,723,338
Rowan Companies Incorporated	5.85	1-15-2044	1,270,000	1,142,486
Southeast Supply Header LLC 144A	4.25	6-15-2024	3,125,000	3,172,047
Sunoco Logistics Partner LP	5.35	5-15-2045	3,460,000	3,730,596
TC Pipelines LP	4.65	6-15-2021	928,000	977,663
Western Gas Partners LP	5.38	6-1-2021	972,000	1,084,266
Williams Partners LP %%	4.00	9-15-2025	3,650,000	3,662,702
Williams Partners LP %%	5.10	9-15-2045	850,000	844,792
				79,784,706

Financials : 7.20%
Banks : 2.59%
Bank of America Corporation	1.50	10-9-2015	7,802,000	7,830,321
Bank of America Corporation	4.00	4-1-2024	4,810,000	5,082,121
Bank of America Corporation	4.00	1-22-2025	3,305,000	3,345,569
Bank of America Corporation	4.25	10-22-2026	3,175,000	3,248,400
Bank of America Corporation	6.00	9-1-2017	4,675,000	5,158,956
BB&T Corporation	2.45	1-15-2020	7,320,000	7,424,742
Citigroup Incorporated	1.55	8-14-2017	6,630,000	6,621,003
Citigroup Incorporated	1.70	7-25-2016	4,680,000	4,710,453
Citigroup Incorporated	2.40	2-18-2020	3,765,000	3,749,616
Citigroup Incorporated	2.65	3-2-2015	2,228,000	2,228,000
HSBC USA Incorporated %%	1.70	3-5-2018	8,570,000	8,567,686
HSBC USA Incorporated %%	2.35	3-5-2020	8,575,000	8,562,395
HSBC USA Incorporated	2.38	11-13-2019	5,440,000	5,476,557
Inter-American Development Bank	4.38	1-24-2044	1,340,000	1,697,906
JPMorgan Chase & Company	2.25	1-23-2020	5,465,000	5,434,090
JPMorgan Chase & Company	3.13	1-23-2025	4,035,000	3,991,180
JPMorgan Chase & Company	4.13	12-15-2026	3,400,000	3,489,617
JPMorgan Chase & Company	4.85	2-1-2044	2,495,000	2,861,131
PNC Bank NA	2.95	2-23-2025	4,795,000	4,795,345
				94,275,088

Capital Markets : 1.39%
Goldman Sachs Group Incorporated	3.50	1-23-2025	2,830,000	2,859,109
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,650,000	2,159,028
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,706,000	2,209,161
Lazard Group LLC	3.75	2-13-2025	5,870,000	5,819,776
Lazard Group LLC	4.25	11-14-2020	4,015,000	4,275,116
Lazard Group LLC	6.85	6-15-2017	7,973,000	8,874,722
Morgan Stanley	2.65	1-27-2020	9,220,000	9,296,821

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	3.70%	10-23-2024	$5,635,000	$5,817,664
Morgan Stanley	4.30	1-27-2045	2,760,000	2,835,320
Morgan Stanley	4.35	9-8-2026	2,650,000	2,762,466
Morgan Stanley	5.38	10-15-2015	3,350,000	3,443,917
				50,353,100

Consumer Finance : 1.36%
American Express Credit Corporation	1.75	6-12-2015	7,141,000	7,166,772
Capital One Financial Company	3.20	2-5-2025	3,110,000	3,067,206
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,075,000	1,089,991
ERAC USA Finance LLC 144A	5.63	3-15-2042	4,573,000	5,259,133
Ford Motor Credit Company LLC	3.66	9-8-2024	4,180,000	4,313,994
Murray Street Investment Trust I	4.65	3-9-2017	7,278,000	7,734,170
Synchrony Financial	2.70	2-3-2020	4,650,000	4,647,168
Synchrony Financial	4.25	8-15-2024	3,680,000	3,857,387
Toyota Motor Credit Corporation	1.13	5-16-2017	7,965,000	8,004,498
Toyota Motor Credit Corporation	2.75	5-17-2021	4,235,000	4,356,320
				49,496,639

Diversified Financial Services : 0.14%
General Electric Capital Corporation	5.88	1-14-2038	3,810,000	4,955,145

Insurance : 0.63%
Alleghany Corporation	4.90	9-15-2044	890,000	946,354
American International Group Incorporated	4.38	1-15-2055	1,530,000	1,537,191
American International Group Incorporated	4.50	7-16-2044	1,765,000	1,884,884
American International Group Incorporated	6.40	12-15-2020	2,520,000	3,066,545
American International Group Incorporated ±	8.18	5-15-2068	1,035,000	1,433,475
Assurant Incorporated	2.50	3-15-2018	4,100,000	4,153,005
Markel Corporation	4.90	7-1-2022	20,000	22,081
MetLife Incorporated	1.90	12-15-2017	1,775,000	1,787,885
Nationwide Financial Services Incorporated 144A	5.30	11-18-2044	3,940,000	4,230,339
Progressive Corporation	3.70	1-26-2045	2,875,000	2,791,412
Prudential Financial Incorporated	4.60	5-15-2044	880,000	936,575
				22,789,746

REITs : 1.09%
American Tower Corporation	3.45	9-15-2021	3,985,000	3,987,805
American Tower Corporation	3.50	1-31-2023	3,892,000	3,798,826
DDR Corporation	3.38	5-15-2023	4,705,000	4,645,477
DDR Corporation	4.63	7-15-2022	4,905,000	5,270,918
Federal Realty Investment Trust	3.00	8-1-2022	1,610,000	1,629,293
Federal Realty Investment Trust	3.95	1-15-2024	2,185,000	2,328,019
Healthcare Trust of America Holdings LP	3.38	7-15-2021	2,155,000	2,163,674
Mid-America Apartments LP	3.75	6-15-2024	3,635,000	3,713,549
Mid-America Apartments LP	4.30	10-15-2023	3,135,000	3,343,832
Tanger Properties LP	3.75	12-1-2024	1,845,000	1,894,095
Tanger Properties LP	3.88	12-1-2023	2,105,000	2,182,352
WEA Finance LLC 144A	2.70	9-17-2019	2,025,000	2,042,571
WEA Finance LLC 144A	3.75	9-17-2024	2,650,000	2,733,170
				39,733,581

Health Care : 1.10%
Biotechnology : 0.28%
Amgen Incorporated	2.20	5-22-2019	3,010,000	3,027,425
Amgen Incorporated	3.63	5-22-2024	1,465,000	1,523,156
Amgen Incorporated	5.38	5-15-2043	1,435,000	1,716,082

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Celgene Corporation	3.63%	5-15-2024	$1,715,000	$1,791,822
Celgene Corporation	5.25	8-15-2043	1,770,000	2,080,148
				10,138,633

Health Care Equipment & Supplies : 0.16%
Medtronic Incorporated 144A	3.15	3-15-2022	3,005,000	3,110,878
Medtronic Incorporated 144A	4.38	3-15-2035	2,455,000	2,677,094
				5,787,972

Health Care Providers & Services : 0.33%
McKesson Corporation	3.80	3-15-2024	2,380,000	2,521,734
WellPoint Incorporated	3.50	8-15-2024	2,640,000	2,725,240
WellPoint Incorporated	3.13	5-15-2022	4,923,000	4,993,192
WellPoint Incorporated	5.10	1-15-2044	1,450,000	1,685,877
				11,926,043

Life Sciences Tools & Services : 0.19%
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	4,665,000	4,666,152
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	2,420,000	2,478,608
				7,144,760

Pharmaceuticals : 0.14%
AbbVie Incorporated	4.40	11-6-2042	2,300,000	2,421,350
Eli Lilly & Company %%	3.70	3-1-2045	760,000	758,580
Mylan Incorporated	5.40	11-29-2043	1,608,000	1,832,372
				5,012,302

Industrials : 0.87%
Aerospace & Defense : 0.29%
Lockheed Martin Corporation	3.80	3-1-2045	3,080,000	3,074,545
Northrop Grumman Corporation	3.25	8-1-2023	4,455,000	4,565,809
Northrop Grumman Corporation	3.85	4-15-2045	2,965,000	2,902,536
				10,542,890

Air Freight & Logistics : 0.15%
FedEx Corporation	3.20	2-1-2025	2,645,000	2,678,803
FedEx Corporation	4.10	2-1-2045	2,640,000	2,664,953
				5,343,756

Machinery : 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	1,795,000	1,754,020

Road & Rail : 0.38%
Penske Truck Leasing Company LP 144A	2.50	6-15-2019	5,135,000	5,115,662
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	6,195,000	6,273,646
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	2,600,000	2,592,236
				13,981,544

Information Technology : 0.89%
Electronic Equipment, Instruments & Components : 0.14%
Keysight Technologies Incorporated 144A	4.55	10-30-2024	1,710,000	1,733,610

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
L-3 Communications Corporation	3.95%	5-28-2024	$3,175,000	$3,239,183
				4,972,793

IT Services : 0.13%
MasterCard Incorporated	3.38	4-1-2024	1,270,000	1,332,399
Xerox Corporation %%	2.75	9-1-2020	2,575,000	2,574,820
Xerox Corporation %%	4.80	3-1-2035	840,000	833,734
				4,740,953

Semiconductors & Semiconductor Equipment : 0.02%
Broadcom Corporation	4.50	8-1-2034	700,000	751,910

Software : 0.16%
Microsoft Corporation	2.38	2-12-2022	2,810,000	2,822,836
Microsoft Corporation	4.00	2-12-2055	3,180,000	3,173,739
				5,996,575

Technology Hardware, Storage & Peripherals : 0.44%
Apple Incorporated	2.50	2-9-2025	3,890,000	3,826,227
Apple Incorporated	2.85	5-6-2021	8,610,000	8,944,834
Apple Incorporated	3.45	2-9-2045	3,315,000	3,125,660
				15,896,721

Materials : 0.46%
Chemicals : 0.37%
Albemarle Corporation	5.45	12-1-2044	2,665,000	2,900,098
Eastman Chemical Company	3.80	3-15-2025	3,680,000	3,839,388
Eastman Chemical Company	4.65	10-15-2044	1,685,000	1,770,852
LyondellBasell Industries NV %%	4.63	2-26-2055	1,550,000	1,531,739
Mosaic Company	5.45	11-15-2033	1,185,000	1,383,938
Mosaic Company	5.63	11-15-2043	1,490,000	1,796,863
				13,222,878

Metals & Mining : 0.09%
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	2,310,000	2,181,638
Vale Overseas Limited	8.25	1-17-2034	985,000	1,118,852
				3,300,490

Telecommunication Services : 0.76%
Diversified Telecommunication Services : 0.76%
AT&T Incorporated	4.30	12-15-2042	925,000	867,902
AT&T Incorporated	4.35	6-15-2045	1,119,000	1,056,042
Verizon Communications Incorporated	2.50	9-15-2016	4,065,000	4,156,645
Verizon Communications Incorporated	3.50	11-1-2024	2,415,000	2,470,857
Verizon Communications Incorporated	4.40	11-1-2034	6,119,000	6,264,987
Verizon Communications Incorporated 144A	4.86	8-21-2046	9,697,000	10,301,841
Verizon Communications Incorporated	5.15	9-15-2023	2,070,000	2,374,381
				27,492,655

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.30%
Electric Utilities : 0.73%
American Electric Power Company	1.65%	12-15-2017	$5,070,000	$5,093,814
Commonwealth Edison Company %%	3.70	3-1-2045	2,250,000	2,282,841
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	1,535,000	1,731,770
Eversource Energy	3.15	1-15-2025	1,500,000	1,499,496
Niagara Mohawk Power Corporation 144A	4.28	10-1-2034	2,485,000	2,723,915
PacifiCorp	3.60	4-1-2024	3,979,000	4,237,902
Potomac Electric Power	3.60	3-15-2024	2,125,000	2,240,946
Public Service Company of Colorado	4.30	3-15-2044	1,261,000	1,431,521
Public Service Electric & Gas Company	3.05	11-15-2024	1,950,000	1,996,326
Southwestern Electric Power Company	3.55	2-15-2022	1,606,000	1,673,256
Virginia Electric & Power Company	4.45	2-15-2044	1,375,000	1,573,303
				26,485,090

Gas Utilities : 0.07%
ONEOK Partners LP	2.00	10-1-2017	2,595,000	2,564,942

Multi-Utilities : 0.50%
Ameren Illinois Company	4.30	7-1-2044	1,985,000	2,237,399
Berkshire Hathaway Energy	4.50	2-1-2045	2,375,000	2,627,268
Berkshire Hathaway Energy	5.15	11-15-2043	1,415,000	1,714,615
Consumers Energy Company	4.35	8-31-2064	1,475,000	1,620,082
Dominion Resources Incorporated	4.70	12-1-2044	2,445,000	2,736,464
Pacific Gas & Electric Corporation	3.25	6-15-2023	1,918,000	1,981,472
Puget Energy Incorporated	6.00	9-1-2021	4,560,000	5,420,809
				18,338,109

Total Corporate Bonds and Notes (Cost $618,454,038)				635,029,910

Municipal Obligations : 0.97%
California : 0.28%
California Build America Bonds (GO)	7.60	11-1-2040	3,085,000	5,010,534
Los Angeles CA Community College District Build America Bonds (GO)	6.75	8-1-2049	3,535,000	5,319,256
				10,329,790

Nevada : 0.15%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	3,725,000	5,467,034

New Jersey : 0.18%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,572,000	6,726,006

New York : 0.15%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,850,000	5,293,775

Ohio : 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,369,000	1,506,242

Texas : 0.17%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,140,000	6,056,572

Total Municipal Obligations (Cost $27,616,937)				35,379,419

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 4.52%
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93%	7-10-2045	$901,414	$906,672
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	5,002,000	5,608,387
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	13,623,000	14,998,909
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class A3	3.75	3-10-2047	1,573,000	1,671,849
Citigroup Commercial Mortgage Trust Series 2014-GC19 Class AAB	3.55	3-10-2047	2,145,000	2,267,164
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	2,702,546	2,738,336
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	767,847	781,733
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,201,000	1,205,629
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,108,000	1,170,133
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	399,000	437,611
Commercial Mortgage Pass-Through Certificate Series 2014-C17 Class A4	3.70	5-10-2047	1,025,000	1,091,789
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	4,516,000	4,855,919
Commercial Mortgage Pass-Through Certificate Series 2014-C20 Class ASB	3.31	11-10-2047	1,678,000	1,735,324
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	8,443,000	8,957,483
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,823,000	1,907,615
Commercial Mortgage Pass-Through Certificate Series 2014-LC15 Class ASB	3.53	4-10-2047	3,214,000	3,382,600
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	3,019,000	3,240,423
Commercial Mortgage Pass-Through Certificate Series 2014-UBS5 Class A4	3.84	9-10-2047	1,985,000	2,133,099
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM ±	4.05	12-10-2047	3,527,000	3,747,233
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,637,000	3,792,089
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	3,091,000	3,375,483
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C5 Class A4 ±	5.10	8-15-2038	1,293,947	1,305,896
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	4,651,729	4,743,736
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A3 144A	5.00	11-10-2046	328,000	372,319
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	4,076,000	4,544,014
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-2037	1,785,952	1,803,343
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2 144A	3.65	3-10-2044	2,562,537	2,611,003
GS Mortgage Securities Trust Series 2005-GG4 Class A4	4.75	7-10-2039	126,865	126,781
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	148,952	149,531
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	943,801	946,485
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	1,557,000	1,590,661
GS Mortgage Securities Trust Series 2013-GC16 Class A3	4.24	11-10-2046	665,000	735,463
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	2,101,000	2,295,273
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,873,000	1,996,511
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	4,305,000	4,592,277
GS Mortgage Securities Trust Series 2014-GC24 Class AAB	3.65	9-10-2047	5,855,000	6,236,348
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	2,254,000	2,360,344
GS Mortgage Securities Trust Series 2015-GC28 Class A5	3.40	2-10-2048	3,719,000	3,830,283
GS Mortgage Securities Trust Series 2015-GC28 Class AS	3.76	2-10-2048	4,052,000	4,173,453
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	10,612,346	12,265,844

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12%	7-15-2041	$175,786	$175,963
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-CB14 Class A4 ±	5.48	12-12-2044	1,711,377	1,743,729
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,501,725	1,552,919
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-LC9 Class A2	1.68	12-15-2047	1,552,000	1,560,015
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C10 Class ASB	2.70	12-15-2047	3,104,000	3,166,847
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C25 Class ASB	3.41	11-15-2047	401,000	420,829
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A3 144A	4.07	11-15-2043	8,538,000	9,227,879
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A4 ±	5.05	7-12-2038	829,000	833,652
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	4,096,474	4,117,137
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,557,000	1,570,769
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	1,514,000	1,602,434
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16 Class ASB	3.48	6-15-2047	54,000	56,692
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	2,186,000	2,247,586
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	4,497,123	4,620,480
Perpetual Savings Bank Series 1990-1 Class 1 ±	4.93	3-1-2020	43,729	43,621
Structured Agency Credit Risk Debt Note Series 2015-DN1 Class M1 ±	1.40	1-25-2025	3,113,132	3,121,388
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.69	2-25-2028	45,261	44,671
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	1,045,000	1,077,060
UBS Barclays Commercial Mortgage Trust Series 2013-C6 Class A4	3.24	4-10-2046	264,000	273,498
Total Non-Agency Mortgage-Backed Securities (Cost $161,049,841)				164,142,214

U.S. Treasury Securities : 33.67%
U.S. Treasury Bond	2.50	2-15-2045	9,460,000	9,273,752
U.S. Treasury Bond	3.00	11-15-2044	24,764,000	26,859,257
U.S. Treasury Bond	3.13	11-15-2041	1,709,000	1,892,984
U.S. Treasury Bond	3.13	2-15-2043	20,513,000	22,671,665
U.S. Treasury Bond	3.13	8-15-2044	3,041,000	3,370,045
U.S. Treasury Bond	3.38	5-15-2044	8,050,000	9,329,821
U.S. Treasury Bond	3.63	8-15-2043	4,969,000	6,013,653
U.S. Treasury Bond	3.63	2-15-2044	15,814,000	19,144,824
U.S. Treasury Bond	3.75	11-15-2043	6,093,000	7,537,230
U.S. Treasury Note %%	1.38	2-29-2020	26,871,000	26,707,248
U.S. Treasury Note	1.50	1-31-2022	20,761,000	20,336,043
U.S. Treasury Note «	0.50	1-31-2017	20,819,000	20,776,717
U.S. Treasury Note %%	0.50	2-28-2017	17,504,000	17,461,605
U.S. Treasury Note ##	0.63	12-31-2016	187,053,000	187,199,072
U.S. Treasury Note	0.63	8-31-2017	22,820,000	22,684,495
U.S. Treasury Note	0.63	9-30-2017	48,337,000	48,019,813
U.S. Treasury Note	0.88	5-15-2017	34,797,000	34,919,346
U.S. Treasury Note	0.88	8-15-2017	96,800,000	96,875,601
U.S. Treasury Note	0.88	10-15-2017	59,747,000	59,700,338
U.S. Treasury Note	0.88	11-15-2017	62,437,000	62,329,671
U.S. Treasury Note	0.88	1-15-2018	23,249,000	23,178,160
U.S. Treasury Note	1.00	9-15-2017	17,552,000	17,610,957
U.S. Treasury Note	1.00	2-15-2018	3,421,000	3,420,733
U.S. Treasury Note	1.25	1-31-2020	4,855,000	4,796,968
U.S. Treasury Note	1.50	1-31-2019	9,563,000	9,632,485
U.S. Treasury Note	1.50	5-31-2019	34,735,000	34,895,094
U.S. Treasury Note	1.50	10-31-2019	18,020,000	18,041,119
U.S. Treasury Note	1.50	11-30-2019	27,635,000	27,656,583
U.S. Treasury Note	1.63	3-31-2019	34,453,000	34,824,438
U.S. Treasury Note	1.63	6-30-2019	26,028,000	26,272,013

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note ##	1.63%	7-31-2019	$34,285,000	$34,576,971
U.S. Treasury Note	1.63	8-31-2019	11,056,000	11,147,555
U.S. Treasury Note	1.63	12-31-2019	63,837,000	64,226,023
U.S. Treasury Note	1.75	9-30-2019	34,202,000	34,640,196
U.S. Treasury Note	2.00	10-31-2021	1,323,000	1,339,538
U.S. Treasury Note	2.00	2-15-2025	30,567,000	30,569,384
U.S. Treasury Note	2.25	7-31-2021	7,251,000	7,462,867
U.S. Treasury Note	2.25	11-15-2024	46,157,000	47,163,084
U.S. Treasury Note	2.38	8-15-2024	594,000	613,398
U.S. Treasury Note	2.50	5-15-2024	39,645,000	41,370,192
U.S. Treasury Note	3.13	4-30-2017	44,491,000	46,785,045
Total U.S. Treasury Securities (Cost $1,204,164,051)				1,223,325,983

Yankee Corporate Bonds and Notes : 5.13%
Consumer Discretionary : 0.31%
Media : 0.17%
British Sky Broadcasting 144A	3.75	9-16-2024	4,105,000	4,234,940
Grupo Televisa SAB	5.00	5-13-2045	1,825,000	1,920,010
				6,154,950

Textiles, Apparel & Luxury Goods : 0.14%
LVMH Moet Hennessy Louis Vuitton SA 144A	1.63	6-29-2017	5,007,000	5,048,138

Consumer Staples : 0.16%
Beverages : 0.16%
Pernod Ricard SA 144A	5.75	4-7-2021	5,134,000	5,975,709

Energy : 1.14%
Oil, Gas & Consumable Fuels : 1.14%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,338,000	2,097,249
Ecopetrol SA	5.88	5-28-2045	1,800,000	1,727,820
Ecopetrol SA	7.38	9-18-2043	1,715,000	1,942,238
Petrobras Global Finance Company	3.00	1-15-2019	2,720,000	2,355,520
Petrobras Global Finance Company	4.88	3-17-2020	3,795,000	3,368,063
Petroleos Mexicanos Company	2.38	4-15-2025	3,885,000	3,898,485
Petroleos Mexicanos Company 144A	4.50	1-23-2026	1,685,000	1,721,228
Petroleos Mexicanos Company 144A	5.50	6-27-2044	650,000	659,750
Petroleos Mexicanos Company 144A	5.63	1-23-2046	3,830,000	3,927,665
Petroleos Mexicanos Company	6.38	1-23-2045	1,845,000	2,063,909
Statoil ASA	2.25	11-8-2019	3,240,000	3,286,980
Statoil ASA	2.90	11-8-2020	3,750,000	3,890,741
Talisman Energy Incorporated	3.75	2-1-2021	2,552,000	2,520,894
Total Capital International SA	2.10	6-19-2019	2,520,000	2,542,201
Total Capital International SA	2.75	6-19-2021	1,680,000	1,724,349
Weatherford International Limited	4.50	4-15-2022	1,840,000	1,672,106
Weatherford International Limited	5.95	4-15-2042	2,355,000	2,053,713
				41,452,911

Financials : 2.40%
Banks : 2.04%
ANZ Banking Group 144A	4.50	3-19-2024	4,280,000	4,484,302
Bank of Tokyo-Mitsubishi UFJ Limited 144A%%	2.30	3-5-2020	13,075,000	13,047,752
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.35	9-8-2019	2,230,000	2,239,223
BPCE SA 144A	5.70	10-22-2023	2,190,000	2,430,346

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Credit Suisse of New York	3.63%	9-9-2024	$5,505,000	$5,728,118
HSBC Holdings plc	5.25	3-14-2044	2,730,000	3,118,138
ING Bank NV 144A	2.50	10-1-2019	5,060,000	5,149,355
ING Bank NV 144A	5.80	9-25-2023	3,385,000	3,886,495
Intesa Sanpaolo SpA	2.38	1-13-2017	5,085,000	5,159,943
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	1,995,000	2,054,391
Japan Bank for International Cooperation	2.13	2-10-2025	2,485,000	2,437,524
Lloyds Banking Group plc Subordinated	4.50	11-4-2024	3,795,000	3,966,124
Royal Bank of Canada	1.88	2-5-2020	6,940,000	6,901,754
Royal Bank of Scotland Group plc	5.13	5-28-2024	1,635,000	1,731,794
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	6,160,000	6,129,249
Swedbank AB 144A%%	2.20	3-4-2020	5,820,000	5,808,220
				74,272,728

Consumer Finance : 0.13%
CNOOC Finance Corporation Limited	1.63	4-30-2017	4,790,000	4,771,645

Diversified Financial Services : 0.23%
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,455,000	1,706,957
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,475,000	6,479,701
				8,186,658

Health Care : 0.26%
Pharmaceuticals : 0.26%
Actavis Funding SCS	4.85	6-15-2044	4,145,000	4,265,615
Perrigo Finance plc	3.90	12-15-2024	3,815,000	3,956,769
Perrigo Finance plc	4.90	12-15-2044	1,020,000	1,096,406
				9,318,790

Information Technology : 0.25%
Internet Software & Services : 0.25%
Alibaba Group Holding Limited 144A	3.60	11-28-2024	1,950,000	1,955,571
Tencent Holdings Limited 144A	2.88	2-11-2020	4,340,000	4,357,265
Tencent Holdings Limited 144A	3.80	2-11-2025	2,725,000	2,777,200
				9,090,036

Materials : 0.16%
Chemicals : 0.05%
LYB International Finance BV	4.88	3-15-2044	1,605,000	1,726,558

Metals & Mining : 0.11%
Barrick Gold Corporation	4.10	5-1-2023	1,685,000	1,677,517
Xstrata Finance Canada 144A	2.05	10-23-2015	2,234,000	2,245,927
				3,923,444

Telecommunication Services : 0.22%
Diversified Telecommunication Services : 0.07%
Bharti Airtel International Company 144A	5.35	5-20-2024	2,050,000	2,268,469
Telefonica Chile SA 144A	3.88	10-12-2022	500,000	506,765
				2,775,234

Wireless Telecommunication Services : 0.15%
America Movil SAB de CV	3.13	7-16-2022	5,220,000	5,324,922

Wells Fargo Advantage Core Bond Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 0.10%
Electric Utilities : 0.10%
Electricite de France 144A		6.00%	1-22-2114	$3,015,000	$3,606,235

Yankee Government Bonds : 0.13%
Republic of Indonesia 144A		5.13	1-15-2045	2,110,000	2,247,150
United Mexican States		4.60	1-23-2046	2,520,000	2,620,800
Total Yankee Corporate Bonds and Notes (Cost $183,405,915)					186,495,908

Yankee Government Bonds : 1.07%
Province of Manitoba		3.05	5-14-2024	2,985,000	3,130,895
Republic of Brazil		5.00	1-27-2045	1,745,000	1,577,480
Republic of Paraguay 144A		6.10	8-11-2044	2,560,000	2,822,400
Republic of Slovenia 144A		5.25	2-18-2024	6,960,000	7,917,000
Republic of Slovenia 144A		5.50	10-26-2022	4,380,000	5,021,495
Republic of Slovenia 144A		5.85	5-10-2023	1,790,000	2,103,250
Slovak Republic 144A		4.38	5-21-2022	8,080,000	9,039,500
United Mexican States		5.75	10-12-2110	6,581,000	7,387,173
Total Yankee Government Bonds (Cost $36,000,664)					38,999,193

		Yield		Shares
Short-Term Investments : 5.92%
Investment Companies : 5.92%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13		5,497,200	5,497,200
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		209,436,011	209,436,011
					214,933,211

Total Short-Term Investments (Cost $214,933,211)					214,933,211

Total investments in securities (Cost $4,028,096,461)*	112.61%				4,090,966,319
Other assets and liabilities, net	(12.61)				(458,020,555)

Total net assets	100.00%				$3,632,945,764

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $4,033,188,272 and unrealized gains (losses) consists of:

Gross unrealized gains	$68,323,443
Gross unrealized losses	(10,545,396)

Net unrealized gains	$57,778,047

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Core Bond Portfolio

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage Core Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015] (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,057,391,230	$0	$1,057,391,230
Asset-backed securities	0	535,269,251	0	535,269,251
Corporate bonds and notes	0	635,029,910	0	635,029,910
Municipal obligations	0	35,379,419	0	35,379,419
Non-agency mortgage backed securities	0	164,142,214	0	164,142,214
U.S. Treasury securities	1,223,325,983	0	0	1,223,325,983
Yankee corporate bonds and notes	0	186,495,908	0	186,495,908
Yankee government bonds	0	38,999,193	0	38,999,193
Short-term investments
Investment companies	209,436,011	5,497,200	0	214,933,211

Total assets	$1,432,761,994	$2,658,204,325	$0	$4,090,966,319

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 17.46%
Consumer Staples : 4.75%
Food Products : 3.16%
Biostime International Holdings Limited	269,500	$830,482
Marine Harvest ASA	43,556	549,702
		1,380,184

Household Products : 1.59%
Reckitt Benckiser Group plc	7,655	692,545

Energy : 2.90%
Oil, Gas & Consumable Fuels : 2.90%
BP plc	96,591	668,142
ENI SpA	32,056	598,349
		1,266,491

Financials : 4.26%
REITs : 4.26%
American Tower Corporation	2,797	277,295
AvalonBay Communities Incorporated	1,058	178,104
Boston Properties Incorporated	1,572	216,009
Host Hotels & Resorts Incorporated	5,990	125,790
Mid-America Apartment Communities Incorporated	1,327	96,168
Physicians Realty Trust	4,768	78,434
Prologis Incorporated	1,810	77,305
Public Storage Incorporated	583	114,979
Ryman Hospitality Properties Incorporated	571	34,317
Simon Property Group Incorporated	2,702	514,353
Ventas Incorporated	1,986	147,897
		1,860,651

Health Care : 0.05%
Pharmaceuticals : 0.05%
Indivior plc †	7,653	20,653

Materials : 5.50%
Chemicals : 3.22%
Akzo Nobel NV	8,884	660,125
Nitto Denko Corporation	11,800	747,703
		1,407,828

Metals & Mining : 2.28%
Agnico-Eagle Mines Limited	5,600	180,040
Franco-Nevada Corporation	1,450	76,507
Fresnillo plc	7,800	98,865
Goldcorp Incorporated	9,300	204,414
Randgold Resources Limited ADR «	2,850	225,692
Royal Gold Incorporated	1,760	126,896
Silver Wheaton Corporation	2,000	43,197
Tahoe Resources Incorporated	2,800	39,173
		994,784

Total Common Stocks (Cost $7,123,716)		7,623,136

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 10.14%
Consumer Discretionary : 3.52%
Auto Components : 0.91%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$125,000	$130,469
Goodyear Tire & Rubber Company	8.25	8-15-2020	125,000	132,969
Tenneco Incorporated	6.88	12-15-2020	125,000	133,256
				396,694

Diversified Consumer Services : 0.31%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	135,625

Hotels, Restaurants & Leisure : 0.16%
MGM Resorts International	7.63	1-15-2017	65,000	70,200

Household Durables : 0.62%
DR Horton Incorporated	3.63	2-15-2018	135,000	137,565
Jarden Corporation	7.50	5-1-2017	120,000	132,300
				269,865

Media : 0.61%
CCO Holdings LLC	7.38	6-1-2020	125,000	134,063
DISH DBS Corporation	4.25	4-1-2018	130,000	130,650
				264,713

Specialty Retail : 0.61%
Limited Brands Incorporated	6.90	7-15-2017	120,000	133,050
Sally Holdings Incorporated	6.88	11-15-2019	125,000	133,438
				266,488

Textiles, Apparel & Luxury Goods : 0.30%
HanesBrands Incorporated	6.38	12-15-2020	125,000	133,125

Consumer Staples : 0.15%
Food Products : 0.15%
Dean Foods Company	7.00	6-1-2016	60,000	64,380

Energy : 0.69%
Energy Equipment & Services : 0.16%
Targa Resources Partners 144A	5.00	1-15-2018	65,000	67,681

Oil, Gas & Consumable Fuels : 0.53%
Chesapeake Energy Corporation Company ±	3.50	4-15-2019	100,000	98,250
EP Energy LLC/Everest Acquisition Finance Incorporated	6.88	5-1-2019	65,000	66,625
Tesoro Corporation	4.25	10-1-2017	65,000	67,600
				232,475

Financials : 1.86%
Banks : 0.30%
CIT Group Incorporated	4.25	8-15-2017	130,000	133,250

Consumer Finance : 1.25%
Ally Financial Incorporated	6.25	12-1-2017	125,000	135,000
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	137,869
SLM Corporation	4.63	9-25-2017	130,000	133,900
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	138,713
				545,482

2

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs : 0.31%
Iron Mountain Incorporated	7.75%	10-1-2019	$125,000	$133,594

Health Care : 0.93%
Health Care Equipment & Supplies : 0.31%
Biomet Incorporated	6.50	8-1-2020	125,000	133,281

Health Care Providers & Services : 0.62%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	137,500
HCA Incorporated	8.00	10-1-2018	115,000	134,263
				271,763

Industrials : 0.53%
Aerospace & Defense : 0.29%
Huntington Ingalls Industries Incorporated	7.13	3-15-2021	120,000	129,318

Machinery : 0.24%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	72,475
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	32,400
				104,875

Information Technology : 0.31%
Internet Software & Services : 0.31%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	134,550

Materials : 0.61%
Chemicals : 0.30%
PolyOne Corporation	7.38	9-15-2020	125,000	132,656

Containers & Packaging : 0.31%
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	135,000

Telecommunication Services : 0.92%
Diversified Telecommunication Services : 0.61%
Frontier Communications Corporation	8.13	10-1-2018	60,000	68,250
Level 3 Financing Incorporated	8.13	7-1-2019	125,000	132,188
Windstream Corporation	7.88	11-1-2017	60,000	64,950
				265,388

Wireless Telecommunication Services : 0.31%
Sprint Nextel Corporation	6.00	12-1-2016	65,000	68,209
T-Mobile USA Incorporated	6.46	4-28-2019	65,000	67,519
				135,728

Utilities : 0.31%
Independent Power & Renewable Electricity Producers : 0.31%
AES Corporation	8.00	10-15-2017	120,000	135,000

Total Corporate Bonds and Notes (Cost $4,412,329)				4,425,435

Loans : 4.15%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	134,657	133,984
Cequel Communications LLC ±	3.50	2-14-2019	131,534	131,551
Community Health Systems Incorporated ±	3.42	1-25-2017	134,660	134,599
Dell Incorporated ±<	0.00	4-29-2020	135,000	135,506

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Real Return Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Loans (continued)
Delos Finance SARL ±	3.50%	3-6-2021	$135,000	$134,943
Hertz Corporation ±	3.50	3-11-2018	134,657	133,606
Ineos US Finance LLC ±	3.75	5-4-2018	134,659	134,180
KAR Auction Services Incorporated ±	3.50	3-7-2021	134,779	133,600
Michaels Stores Incorporated ±	3.75	1-28-2020	134,657	133,774
ServiceMaster Company ±<	0.00	7-1-2021	135,000	134,951
TransDigm Incorporated ±	3.75	2-28-2020	134,656	134,034
Virgin Media Investment Holdings Limited ±	3.50	6-7-2020	135,000	134,584
West Corporation ±	3.25	6-30-2018	135,000	134,550
Zayo Group LLC ±<	0.00	7-2-2019	70,000	69,913
Total Loans (Cost $1,808,936)				1,813,775

U.S. Treasury Securities : 66.02%
TIPS	0.13	4-15-2016	989,334	1,000,928
TIPS	0.13	4-15-2017	1,318,121	1,342,320
TIPS	0.13	4-15-2018	1,036,116	1,055,462
TIPS	0.13	4-15-2019	190,399	193,404
TIPS	0.13	1-15-2022	1,296,813	1,307,248
TIPS	0.13	7-15-2022	1,332,522	1,345,536
TIPS	0.13	1-15-2023	1,429,292	1,435,211
TIPS	0.13	7-15-2024	865,296	865,635
TIPS	0.25	1-15-2025	565,087	569,148
TIPS	0.38	7-15-2023	1,119,990	1,148,690
TIPS	0.63	7-15-2021	1,396,052	1,461,710
TIPS	0.63	1-15-2024	1,011,382	1,054,287
TIPS	0.63	2-15-2043	439,168	433,575
TIPS	0.75	2-15-2042	597,523	609,053
TIPS	0.75	2-15-2045	224,327	227,272
TIPS	1.13	1-15-2021	1,100,245	1,179,756
TIPS	1.25	7-15-2020	963,647	1,042,168
TIPS	1.38	7-15-2018	1,317,581	1,409,709
TIPS	1.38	1-15-2020	624,370	673,587
TIPS	1.38	2-15-2044	569,249	674,960
TIPS	1.63	1-15-2018	605,254	645,021
TIPS	1.75	1-15-2028	498,774	584,617
TIPS	1.88	7-15-2019	516,873	569,004
TIPS	2.00	1-15-2026	839,980	996,360
TIPS	2.13	1-15-2019	453,877	498,981
TIPS	2.13	2-15-2040	266,166	357,577
TIPS	2.13	2-15-2041	337,756	458,767
TIPS	2.38	1-15-2017	395,886	420,505
TIPS	2.38	1-15-2025	859,540	1,043,065
TIPS	2.38	1-15-2027	500,679	620,060
TIPS	2.50	7-15-2016	761,597	802,235
TIPS	2.50	1-15-2029	503,093	644,195
TIPS	2.63	7-15-2017	589,134	641,143
TIPS	3.38	4-15-2032	198,432	291,773
TIPS	3.63	4-15-2028	421,019	595,512
TIPS	3.88	4-15-2029	421,363	620,523
Total U.S. Treasury Securities (Cost $27,137,717)				28,818,997

Yankee Corporate Bonds and Notes : 0.31%
Materials : 0.31%
Metals & Mining : 0.31%
ArcelorMittal SA	6.13	6-1-2018	125,000	135,297

Total Yankee Corporate Bonds and Notes (Cost $132,326)				135,297

	Yield		Shares
Short-Term Investments : 4.40%
Investment Companies : 4.40%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13		670,425	670,425

4

Wells Fargo Advantage Real Return Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01%	1,249,593	$1,249,593
Total Short-Term Investments (Cost $1,920,018)				1,920,018

Total investments in securities (Cost $42,535,042)*	102.48%			44,736,658
Other assets and liabilities, net	(2.48)			(1,081,774)

Total net assets	100.00%			$43,654,884

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $42,535,042 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,491,766
Gross unrealized losses	(290,150)

Net unrealized gains	$2,201,616

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
TIPS	Treasury inflation-protected securities

5

Wells Fargo Advantage Real Return Portfolio (the “Portfolio”)

Notes to Portfolio of investments –February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of February 28, 2015, the Fund had unfunded loan commitments of $340,844.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$2,072,729	0	0	$2,072,729
Energy	1,266,491	0	0	1,266,491
Financials	1,860,651	0	0	1,860,651
Health care	20,653	0	0	20,653
Materials	2,402,612	0	0	2,402,612
Corporate bonds and notes	0	4,425,435	0	4,425,435
Loans	0	1,813,775	0	1,813,775
U.S. Treasury securities	28,818,997	0	0	28,818,997
Yankee corporate bonds and notes	0	135,297	0	135,297
Short-term investments
Investment companies	1,249,593	670,425	0	1,920,018

Total assets	$37,691,726	$7,044,932	$0	$44,736,658

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 29.73%
FHLMC	3.50%	9-1-2032	$1,208,156	$1,276,298
FHLMC	3.50	5-1-2044	846,496	892,170
FHLMC	4.00	4-1-2044	985,677	1,070,356
FHLMC	4.00	8-1-2044	809,692	874,753
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	108,823	114,973
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,232,396	1,473,754
FNMA	2.57	9-1-2019	538,513	554,749
FNMA	2.57	9-1-2019	538,849	555,091
FNMA	2.73	1-1-2023	580,000	593,590
FNMA	2.78	10-1-2020	550,000	572,154
FNMA	3.00	12-1-2032	83,910	87,180
FNMA	3.04	10-1-2022	595,371	622,743
FNMA	3.10	4-1-2021	1,100,000	1,162,079
FNMA	3.12	5-1-2022	554,435	582,724
FNMA	3.31	6-1-2021	550,000	585,743
FNMA	3.50	9-1-2032	2,360,095	2,497,207
FNMA	3.50	10-1-2032	1,112,718	1,177,388
FNMA	3.50	11-1-2042	438,184	460,948
FNMA	3.50	11-1-2042	648,542	680,827
FNMA	3.50	2-1-2043	319,737	335,746
FNMA	5.00	9-1-2033	357,304	398,022
FNMA	5.50	2-1-2036	804,432	878,719
FNMA Series 2002-90 Class A2	6.50	11-25-2042	516,409	583,444
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	243,454	280,333
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,257,729	2,500,604
FNMA Series 2003-86 Class PT	4.50	9-25-2018	375,245	392,436
FNMA Series 2003-W4 Class 3A ±	6.56	10-25-2042	358,480	408,996
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	990,342	1,110,666
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,354,045	1,554,855
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	228,995	269,115
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,279,935	1,516,965
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	522,569	613,255
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	1,773,917	1,956,412
GNMA	6.50	10-15-2023	37,803	43,256
GNMA	6.50	11-15-2023	21,395	24,482
GNMA	6.50	11-15-2023	17,146	19,619
GNMA	6.50	12-15-2023	27,978	32,014
GNMA	6.50	1-15-2024	55,676	63,708
GNMA	7.00	8-15-2027	126,911	150,986
SBA Series 2006-20B Class 1	5.35	2-1-2026	746,398	810,221
SBA Series 2006-20H Class 1	5.70	8-1-2026	404,595	451,107
SBA Series 2007-20J Class 1	5.57	10-1-2027	930,644	1,047,661
SBA Series 2013-10B Class1	3.64	9-10-2023	917,567	967,706
SBA Series 2013-20A Class 1	2.13	1-1-2033	551,699	543,898
SBA Series 2014-10A Class 1	3.19	3-10-2024	799,197	830,633
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,140,000	1,183,263
SBA Series 2014-20A Class 1	3.46	1-1-2034	475,944	506,786
Total Agency Securities (Cost $33,535,259)				35,309,635

Asset-Backed Securities : 4.24%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	570,194
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	579,790
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	551,445
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	568,918
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	549,551
CNH Equipment Trust Series 2015-A Class A4%%	1.85	4-15-2021	580,000	579,940
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	550,000	549,431
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	62,901	63,757
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	550,000	549,299
Toyota Auto Receivables Owner Trust Series 2015-A Class A4%%	1.84	6-15-2020	475,000	474,892
Total Asset-Backed Securities (Cost $5,027,344)				5,037,217

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 31.87%
Consumer Discretionary : 4.44%
Automobiles : 0.59%
Daimler Finance North America LLC 144A	2.38%	8-1-2018	$260,000	$265,416
General Motors Company	4.88	10-2-2023	400,000	435,826
				701,242

Diversified Consumer Services : 2.94%
Dartmouth College	4.75	6-1-2019	440,000	491,101
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	213,348
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	871,186
Northwestern University	4.64	12-1-2044	350,000	420,519
Pepperdine University	5.45	8-1-2019	465,000	532,922
Service Corporation International	5.38	1-15-2022	360,000	378,000
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	255,024
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	329,510
				3,491,610

Media : 0.69%
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	407,199
Lamar Media Corporation	5.88	2-1-2022	250,000	265,625
Time Warner Incorporated	3.40	6-15-2022	140,000	143,601
				816,425

Textiles, Apparel & Luxury Goods : 0.22%
The William Carter Company	5.25	8-15-2021	250,000	261,813

Consumer Staples : 2.16%
Food & Staples Retailing : 0.91%
CVS Caremark Corporation	4.00	12-5-2023	275,000	298,316
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	522,490
Sysco Corporation	3.50	10-2-2024	250,000	260,333
				1,081,139

Food Products : 1.03%
Archer-Daniels-Midland Company	4.48	3-1-2021	400,000	443,841
Cargill Incorporated 144A	4.31	5-14-2021	419,000	465,668
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	308,933
				1,218,442

Household Products : 0.22%
The Procter & Gamble Company	5.50	2-1-2034	200,000	258,947

Energy : 1.51%
Oil, Gas & Consumable Fuels : 1.51%
Chevron Corporation	2.36	12-5-2022	120,000	118,285
Chevron Corporation	3.19	6-24-2023	250,000	261,248
ConocoPhillips Company	3.35	11-15-2024	370,000	382,150
EQT Corporation	8.13	6-1-2019	400,000	477,475
Newfield Exploration Company	6.88	2-1-2020	250,000	256,875
Southwestern Energy Company	4.95	1-23-2025	290,000	297,997
				1,794,030

Financials : 13.25%
Banks : 5.33%
Bank of America Corporation	2.60	1-15-2019	155,000	157,438
Bank of America Corporation	4.00	4-1-2024	700,000	739,602

2

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Chase Capital VI ±	0.88%	8-1-2028	$1,000,000	$850,000
Citigroup Incorporated	6.13	11-21-2017	435,000	485,315
CoreStates Capital Trust II ±144A	0.90	1-15-2027	750,000	648,750
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	783,066
National Capital Commerce Incorporated ±(i)	1.24	4-1-2027	400,000	328,000
National City Bank ±	0.61	6-7-2017	250,000	248,828
NTC Capital Trust Series A ±	0.77	1-15-2027	450,000	389,250
Regions Financial Corporation	5.75	6-15-2015	760,000	769,789
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	700,000	726,250
US Bancorp	2.95	7-15-2022	200,000	201,579
				6,327,867

Capital Markets : 1.14%
Goldman Sachs Capital II ±	4.00	12-31-2049	115,000	90,131
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	267,726
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	233,870
Morgan Stanley	3.70	10-23-2024	100,000	103,242
Morgan Stanley	5.50	7-24-2020	350,000	399,718
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	257,930
				1,352,617

Consumer Finance : 0.36%
AmeriGas Finance LLC and AmeriGas Finance Corporation	7.00	5-20-2022	250,000	267,500
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	161,569
				429,069

Diversified Financial Services : 1.95%
Abay Leasing 2014 LLC	2.65	11-9-2026	563,021	571,272
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	554,124
CNH Industrial Capital LLC 144A	3.38	7-15-2019	265,000	262,317
Deutsche Bank Capital Funding Trust VII ±144A	5.63	1-29-2049	500,000	511,250
General Electric Capital Corporation ±	0.64	5-5-2026	450,000	420,075
				2,319,038

Insurance : 1.44%
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	827,263
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	652,355
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	226,212
				1,705,830

REITs : 3.03%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	188,555
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,041
Boston Properties LP	3.70	11-15-2018	180,000	191,365
Boston Properties LP	5.88	10-15-2019	200,000	231,285
Duke Realty LP	3.88	10-15-2022	150,000	156,106
Duke Realty LP	6.75	3-15-2020	250,000	295,738
ERP Operating LP	4.63	12-15-2021	470,000	522,032
Liberty Property LP	6.63	10-1-2017	400,000	446,555
Potlatch Corporation	7.50	11-1-2019	160,000	183,200
Realty Income Corporation	4.65	8-1-2023	370,000	403,289
Simon Property Group LP	3.38	10-1-2024	300,000	308,869
UDR Incorporated	4.63	1-10-2022	260,000	283,117
Ventas Realty LP	3.50	2-1-2025	150,000	151,235
Vornado Realty LP	2.50	6-30-2019	200,000	201,057
				3,604,444

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 1.97%
Health Care Equipment & Supplies : 0.37%
Becton Dickinson & Company	3.73%	12-15-2024	$290,000	$303,748
Medtronic Incorporated 144A	3.15	3-15-2022	130,000	134,580
				438,328

Health Care Providers & Services : 0.57%
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	127,396
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	380,893
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	172,103
				680,392

Life Sciences Tools & Services : 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	153,633

Pharmaceuticals : 0.90%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	250,116
Novartis Capital Corporation	3.40	5-6-2024	370,000	394,036
Roche Holdings Incorporated 144A	3.35	9-30-2024	400,000	419,988
				1,064,140

Industrials : 3.40%
Aerospace & Defense : 0.45%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	105,096
Raytheon Company	3.15	12-15-2024	240,000	247,202
United Technologies Corporation	3.10	6-1-2022	180,000	187,484
				539,782

Air Freight & Logistics : 0.21%
FedEx Corporation	4.00	1-15-2024	225,000	244,142

Commercial Services & Supplies : 0.20%
Waste Management Incorporation	3.13	3-1-2025	240,000	241,025

Machinery : 1.60%
Actuant Corporation	5.63	6-15-2022	360,000	372,600
Briggs & Stratton Corporation	6.88	12-15-2020	250,000	273,750
Deere & Company	2.60	6-8-2022	340,000	340,669
Oshkosh Corporation	5.38	3-1-2022	375,000	384,375
Parker Hannifin Corporation	3.30	11-21-2024	260,000	272,400
Valmont Industries Incorporation	5.00	10-1-2044	260,000	259,597
				1,903,391

Road & Rail : 0.62%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	102,429
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	156,490
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	264,580
Union Pacific Corporation	7.88	1-15-2019	171,000	208,078
				731,577

Transportation Infrastructure : 0.32%
Vessel Management Service	3.43	8-15-2036	364,000	379,190

Information Technology : 0.53%
Electronic Equipment, Instruments & Components : 0.24%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	288,750

IT Services : 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	110,409

4

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software : 0.20%
Oracle Corporation	3.40%	7-8-2024	$220,000	$232,543

Materials : 1.69%
Chemicals : 1.03%
Ecolab Incorporated	4.35	12-8-2021	330,000	361,483
Valspar Corporation	3.30	2-1-2025	100,000	100,050
Valspar Corporation	5.10	8-1-2015	750,000	763,142
				1,224,675

Containers & Packaging : 0.36%
Ball Corporation	5.75	5-15-2021	400,000	424,800

Paper & Forest Products : 0.30%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	354,005

Telecommunication Services : 0.43%
Diversified Telecommunication Services : 0.43%
Verizon Communications Incorporated	3.50	11-1-2024	110,000	112,544
Verizon Communications Incorporated	5.15	9-15-2023	350,000	401,465
				514,009

Utilities : 2.49%
Electric Utilities : 2.31%
Atlantic City Electric Company	7.75	11-15-2018	255,000	306,861
Entergy Texas Incorporated	7.13	2-1-2019	250,000	297,278
Great River Energy 144A	5.83	7-1-2017	397,397	420,111
ITC Holdings Corporation	3.65	6-15-2024	120,000	123,970
Kentucky Utilities Company	3.25	11-1-2020	250,000	261,405
Monongahela Power Company 144A	4.10	4-15-2024	380,000	415,037
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	393,351
PacifiCorp	3.60	4-1-2024	300,000	319,520
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	208,796
				2,746,329

Gas Utilities : 0.18%
Southern California Gas Company	3.15	9-15-2024	200,000	207,115

Total Corporate Bonds and Notes (Cost $35,879,160)				37,840,748

Municipal Obligations : 8.81%
Arizona : 0.98%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	240,511
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO)	5.38	7-1-2019	800,000	926,240
				1,166,751

Arkansas : 0.31%
Arkansas Taxable Amendment 82 Series A (GO)	2.61	7-1-2021	350,000	362,558

California : 0.23%
California Build America Bonds (GO)	6.88	11-1-2026	200,000	269,044

Georgia : 0.51%
Cherokee County GA School System Build America Bonds (GO)	5.87	8-1-2028	500,000	608,395

5

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Indiana : 0.15%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51%	1-1-2039	$170,000	$173,441

Kentucky : 0.11%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	125,000	129,415

Maryland : 0.25%
Baltimore County MD (GO)	3.57	8-1-2032	300,000	298,197

Massachusetts : 0.85%
Boston MA Series C Qualified School Construction Bonds (GO)	4.40	4-1-2026	400,000	442,232
Massachusetts Build America Bonds Series D (GO)	4.50	8-1-2031	500,000	564,285
				1,006,517

Minnesota : 0.24%
Minnetonka MN Independent School District #276 Series E (GO)	2.55	1-1-2024	290,000	288,855

Missouri : 0.35%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.08	8-27-2029	417,097	419,207

New Hampshire : 0.18%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	215,000	215,187

New Jersey : 1.04%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,239,523

North Carolina : 0.34%
Duke University Series A (Education Revenue)	5.85	4-1-2037	300,000	399,846

Ohio : 0.32%
Ohio Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-2025	120,000	120,068
Ohio Veterans Compensation (GO)	3.38	10-1-2021	250,000	264,343
				384,411

Oklahoma : 0.34%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	397,335

Oregon : 0.30%
Oregon University Series D (GO)	2.03	8-1-2020	350,000	352,279

Texas : 0.75%
Clear Creek TX Independent School District Taxable Refunding Series B (GO)	3.40	2-15-2022	375,000	402,506
Harris County TX Taxable Refunding Permanent Improvement Series B (GO)	2.12	10-1-2021	500,000	491,290
				893,796

Washington : 0.92%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Series C (GO)	5.03	12-1-2023	230,000	264,581
King County WA School District #210 Federal Way Build America Bonds (GO)	4.90	12-1-2022	400,000	442,668
Washington Build America Bonds (GO)	5.09	8-1-2033	325,000	382,658
				1,089,907

West Virginia : 0.47%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	555,880

6

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Wisconsin : 0.17%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO)	6.84%	12-1-2028	$90,000	$113,880
Wisconsin Housing & EDA Home Ownership Revenue Series F (Housing Revenue)	5.73	9-1-2037	90,000	91,428
				205,308

Total Municipal Obligations (Cost $9,731,866)				10,455,852

Non-Agency Mortgage-Backed Securities : 12.18%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	494,997	537,394
Commercial Mortgage Pass-Through Certificate Trust Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	764,425
Commercial Mortgage Pass-Through Certificate Trust Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	585,171
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.54	6-25-2034	687,040	699,358
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	457,111	469,427
GE Equipment Transportation LLC Series 2015-1 Class A4%%	1.77	5-23-2023	500,000	499,925
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	557,235
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	583,552
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	589,292
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	212,136
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	215,507
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7 Class ASB ±	5.88	4-15-2045	335,460	338,850
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	426,916
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A4 144A	4.39	7-15-2046	510,000	564,589
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	530,000	583,671
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	572,644
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.85	10-25-2035	734,741	734,855
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	582,126
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	558,700
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	577,998
Motel 6 Trust Series 2015-MTL6 Class B %%144A	3.30	2-5-2020	500,000	501,526
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,128,547	1,138,657
Sequoia Mortgage Trust Series 10 Class 1A ±	0.97	10-20-2027	355,756	347,791
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.67	8-1-2035	500,000	469,695
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.45	5-25-2047	2,138,423	1,357,898
Total Non-Agency Mortgage-Backed Securities (Cost $15,117,786)				14,469,338

U.S. Treasury Securities : 4.03%
U.S. Treasury Bond	2.50	2-15-2045	1,225,000	1,200,882
U.S. Treasury Bond	3.63	2-15-2044	275,000	332,922
U.S. Treasury Bond	3.88	8-15-2040	375,000	467,871
U.S. Treasury Bond	4.25	11-15-2040	2,105,000	2,782,054
Total U.S. Treasury Securities (Cost $3,768,985)				4,783,729

Yankee Corporate Bonds and Notes : 5.80%
Consumer Discretionary : 0.31%
Media : 0.31%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	362,854

7

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Managed Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy : 2.50%
Energy Equipment & Services : 0.59%
Ensco plc «	4.50%	10-1-2024	$80,000	$78,178
Ensco plc	4.70	3-15-2021	200,000	205,458
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	416,260
				699,896

Oil, Gas & Consumable Fuels : 1.91%
BP Capital Markets plc	3.81	2-10-2024	110,000	115,218
BP Capital Markets plc	4.50	10-1-2020	350,000	386,537
Petroleos Mexicanos	2.29	2-15-2024	247,500	248,650
Petroleos Mexicanos	2.83	2-15-2024	517,500	532,316
Petroleos Mexicanos	6.38	1-23-2045	250,000	279,663
Statoil ASA	3.25	11-10-2024	310,000	320,445
Total Capital International SA	3.70	1-15-2024	200,000	213,566
Weatherford International Limited	4.50	4-15-2022	190,000	172,663
				2,269,058

Financials : 1.22%
Banks : 0.50%
Credit Suisse (New York)	3.63	9-9-2024	250,000	260,133
RaboBank Nederland	4.50	1-11-2021	300,000	334,322
				594,455

Diversified Financial Services : 0.72%
Shell International Finance BV	3.40	8-12-2023	370,000	392,033
Tyco Electronics Group SA	3.50	2-3-2022	450,000	466,823
				858,856

Industrials : 0.60%
Aerospace & Defense : 0.44%
BAE Systems plc 144A	4.75	10-11-2021	470,000	520,222

Road & Rail : 0.16%
Canadian Pacific Railway Company	2.90	2-1-2025	190,000	188,555

Information Technology : 0.32%
Semiconductors & Semiconductor Equipment : 0.32%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	374,611

Materials : 0.52%
Metals & Mining : 0.52%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	389,036
Teck Resources Limited	3.00	3-1-2019	240,000	234,053
				623,089

Telecommunication Services : 0.33%
Wireless Telecommunication Services : 0.33%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	395,094

Total Yankee Corporate Bonds and Notes (Cost $6,606,589)				6,886,690

Yankee Government Bonds: 0.41%
Hashemite Kingdom of Jordan	2.50	10-30-2020	475,000	487,501

Total Yankee Government Bonds (Cost $475,000)				487,501

8

Wells Fargo Advantage Managed Fixed Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 4.43%
Investment Companies : 4.43%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.13%	616,460	$616,460
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10	4,640,502	4,640,502
Total Short-Term Investments (Cost $5,256,962)				5,256,962

Total investments in securities (Cost $115,398,951)*	101.50%			120,527,672
Other assets and liabilities, net	(1.50)			(1,775,533)

Total net assets	100.00%			$118,752,139

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $115,398,951 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,550,389
Gross unrealized losses	(1,421,668)

Net unrealized gains	$5,128,721

Abbreviations:

AGM	Assured Guaranty Municipal
CDA	Community Development Authority
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
SFMR	Single-family mortgage revenue

9

Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$35,309,635	$0	$35,309,635
Asset-backed securities	0	5,037,217	0	5,037,217
Corporate bonds and notes	0	37,840,748	0	37,840,748
Municipal obligations	0	10,455,852	0	10,455,852
Non-agency mortgage-backed securities	0	13,111,440	1,357,898	14,469,338
U.S. Treasury securities	4,783,729	0	0	4,783,729
Yankee corporate bonds and notes	0	6,886,690	0	6,886,690
Yankee government bonds	0	487,501	0	487,501
Short-term investments
Investment companies	4,640,502	616,460	0	5,256,962

Total assets	$9,424,231	$109,745,543	$1,357,898	$120,527,672

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-agency mortgage backed securities
Balance as of May 31, 2014	$1,400,534
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	116,405
Purchases	0
Sales	(159,041)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 28, 2015	$1,357,898

Change in unrealized gains (losses) relating to securities still held at February 28, 2015	$54,316

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 32.37%
FHLMC	6.00%	7-1-2017	$20,970	$21,738
FHLMC	7.50	7-17-2017	23,066	23,655
FHLMC Series T-54 Class 4A ±	3.05	2-25-2043	502,873	534,671
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	591,610	689,254
FHLMC Series T-63 Class 1A1 ±	1.31	2-25-2045	426,484	434,763
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	436,649	536,524
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	648,563	722,996
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	724,033	865,831
FNMA ±	1.32	10-1-2034	281,020	286,413
FNMA ±	1.32	4-1-2044	223,429	228,824
FNMA ±	1.32	10-1-2044	257,328	263,550
FNMA ±	1.36	4-1-2037	270,302	283,809
FNMA ±	1.75	9-1-2033	192,306	202,931
FNMA ±	1.78	10-1-2033	446,984	472,039
FNMA ±	1.93	6-1-2033	360,048	378,387
FNMA ±	1.94	4-1-2034	385,267	407,075
FNMA ±	1.95	8-1-2035	320,583	338,107
FNMA ±	2.01	1-1-2036	195,868	206,963
FNMA ±	2.01	12-1-2033	287,029	301,914
FNMA ±	2.04	6-1-2033	212,596	221,010
FNMA ±	2.08	7-1-2035	227,981	244,055
FNMA ±	2.09	7-1-2017	6,062	6,084
FNMA	5.50	2-1-2017	53,314	56,333
FNMA	6.50	12-1-2015	24	24
FNMA Series 2003-W4 Class 3A ±	6.56	10-25-2042	299,530	341,739
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	226,519	260,272
FNMA Series 2007-88 Class HC ±	2.29	9-25-2037	266,724	276,631
Total Agency Securities (Cost $8,044,096)				8,605,592

Asset-Backed Securities : 20.87%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	115,000	114,969
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,816
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.47	3-20-2017	125,000	125,006
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,201
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	116,000	115,971
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	110,000	109,847
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,972
Bank of The West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	124,911
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	110,000	109,909
Capital Auto Receivables Asset Trust Series 2014-1 Class A1A	0.68	5-20-2016	74,213	74,221
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	130,058
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,290
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	110,000	109,724
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,104
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	119,940
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	100,000	99,987
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	100,000	99,918
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.45	4-25-2024	110,000	109,194
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	100,000	99,897
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	129,862
Ford Credit Auto Lease Trust Series 2013-B Class A3	0.76	9-15-2016	114,000	114,075
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	100,000	99,965
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	220,000	219,934
Ford Credit Auto Owner Trust Series 2014-B A3	0.90	10-15-2018	120,000	120,019
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,319
GE Equipment LLC Series 2013-2 Class A2	0.61	6-24-2016	43,593	43,604
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	120,000	120,119
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	109,756
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	119,977
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.52	1-25-2045	258,213	252,608
Honda Auto Receivables Owner Trust Series 2013-4 Class A3	0.69	9-18-2017	110,000	109,983

1

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67%	11-21-2017	$100,000	$99,804
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,925
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	125,000	125,364
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	100,000	99,880
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,601
M&T Bank Auto Receivables Trust Series 2013-1A Class A3 144A	1.06	11-15-2017	124,201	124,524
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,053
Mercedes-Benz Auto Lease Trust Series 2014-A Class A3	0.68	12-15-2016	115,000	114,943
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	100,000	99,873
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	129,975
Toyota Auto Receivables Owner Trust Series 2013-B Class A3	0.89	7-17-2017	125,000	125,283
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	100,000	99,879
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	109,844
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	100,000	99,934
Volkswagen Auto Lease Trust Series 2015-A Class A3%%	1.33	12-20-2017	130,000	129,993
Total Asset-Backed Securities (Cost $5,553,325)				5,548,031

Corporate Bonds and Notes : 23.63%
Consumer Discretionary : 2.36%
Automobiles : 0.92%
BMW Bank North America	0.70	7-18-2016	245,000	244,519

Diversified Consumer Services : 0.39%
Stanford University	4.25	5-1-2016	100,000	103,864

Specialty Retail : 1.05%
Home Depot Incorporated	5.40	3-1-2016	110,000	115,328
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	162,080
				277,408

Consumer Staples : 3.68%
Beverages : 0.84%
Brown-Forman Corporation	2.50	1-15-2016	120,000	121,974
Coca-Cola Company	0.75	3-13-2015	100,000	100,011
				221,985

Food & Staples Retailing : 0.30%
CVS Health Corporation	3.25	5-18-2015	80,000	80,481

Food Products : 2.09%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	115,935
General Mills Incorporated	5.20	3-17-2015	150,000	150,263
Ingredion Incorporated	3.20	11-1-2015	91,000	92,224
Kellogg Company	4.45	5-30-2016	94,000	97,986
Kraft Foods Group Incorporated	1.63	6-4-2015	100,000	100,271
				556,679

Household Products : 0.45%
Procter & Gamble Company	4.85	12-15-2015	115,000	119,010

Energy : 1.68%
Oil, Gas & Consumable Fuels : 1.68%
Chevron Corporation ±%%	0.36	2-22-2017	110,000	110,022
Commonwealth Edison Company	5.95	8-15-2016	120,000	128,175
Duke Energy Carolinas LLC	5.30	10-1-2015	125,000	128,546

2

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	1.95%	3-5-2015	$80,000	$80,011
				446,754

Financials : 8.86%
Banks : 2.88%
Ally Bank	0.90	9-18-2015	74,000	74,159
Bank of America Corporation	1.25	1-11-2016	70,000	70,186
Bank of America Corporation	4.50	4-1-2015	80,000	80,241
Branch Banking & Trust Company ±	0.56	9-13-2016	250,000	248,830
Citigroup Incorporated	4.59	12-15-2015	90,000	92,636
Citigroup Incorporated	4.75	5-19-2015	40,000	40,351
KeyBank NA	4.95	9-15-2015	157,000	160,431
				766,834

Capital Markets : 1.44%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	117,099
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,731
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	93,403
Morgan Stanley	3.45	11-2-2015	92,000	93,617
State Street Corporation	2.88	3-7-2016	37,000	37,846
				382,696

Consumer Finance : 2.57%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,473
American Express Credit Corporation	2.75	9-15-2015	77,000	77,920
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,271
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,321
Discover Bank	0.85	9-25-2015	125,000	125,243
Sallie Mae Bank	0.85	10-30-2015	175,000	175,376
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	122,697
				682,301

Diversified Financial Services : 0.91%
General Electric Capital Corporation ±	0.90	7-12-2016	50,000	50,298
JPMorgan Chase & Company	3.15	7-5-2016	120,000	123,323
JPMorgan Chase & Company	6.00	1-15-2018	60,000	67,212
				240,833

Insurance : 0.38%
MetLife Global Funding 144A	3.13	1-11-2016	100,000	102,268

REITs : 0.68%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	86,952
ERP Operating Lp	5.38	8-1-2016	89,000	94,293
				181,245

Health Care : 1.53%
Health Care Equipment & Supplies : 0.19%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,397

Life Sciences Tools & Services : 0.66%
Thermo Fisher Scientific Incorporated	5.00	6-1-2015	175,000	177,035

3

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals : 0.68%
AbbVie Incorporated	1.20%	11-6-2015	$90,000	$90,259
Merck & Company Incorporated ±	0.38	2-10-2017	90,000	90,041
				180,300

Industrials : 2.69%
Aerospace & Defense : 0.41%
United Technologies Corporation	4.88	5-1-2015	108,000	108,802

Commercial Services & Supplies : 0.77%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	81,894
Cooper US Incorporated	2.38	1-15-2016	120,000	121,721
				203,615

Electrical Equipment : 0.11%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	30,000	30,588

Industrial Conglomerates : 0.23%
General Electric Company	0.85	10-9-2015	60,000	60,185

Machinery : 0.38%
Caterpillar Incorporated	4.63	6-1-2015	100,000	101,025

Road & Rail : 0.79%
Norfolk Southern Corporation	5.75	1-15-2016	106,000	110,643
Union Pacific Corporation	5.75	11-15-2017	90,000	100,229
				210,872

Information Technology : 0.65%
IT Services : 0.31%
Fiserv Incorporated	3.13	6-15-2016	80,000	82,109

Software : 0.34%
Oracle Corporation ±	0.45	7-7-2017	90,000	90,060

Utilities : 2.18%
Electric Utilities : 1.24%
Kentucky Utilities Company	1.63	11-1-2015	110,000	110,805
Sierra Pacific Power Company	6.00	5-15-2016	120,000	127,379
Southern California Edison Company	1.13	5-1-2017	90,000	90,246
				328,430

Gas Utilities : 0.55%
Questar Corporation	2.75	2-1-2016	144,000	146,524

Multi-Utilities : 0.39%
San Diego Gas & Electric Company	5.30	11-15-2015	100,000	103,362

Total Corporate Bonds and Notes (Cost $6,268,689)				6,280,181

Municipal Obligations : 1.36%
Arizona : 0.26%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,194

4

Wells Fargo Advantage Stable Income Portfolio	Portfolio of investments — February 28, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 0.38%
Colorado Build America Bonds Building Excellent Schools Series E (Miscellaneous Revenue)	3.73%	3-15-2015	$100,000	$100,169

Maine : 0.72%
Lewiston ME Series C (GO)	3.00	4-1-2015	190,000	190,486

Total Municipal Obligations (Cost $360,422)				360,849

Non-Agency Mortgage-Backed Securities : 3.92%
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8 Class A4	4.67	6-11-2041	64,488	64,586
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	85,800	93,148
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.36	3-15-2026	104,358	103,541
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	124,817
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	119,898
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	110,057
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	106,123	113,304
SLMA Series 2014-1 Class A1 ±	0.45	5-28-2019	59,547	59,527
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	154,197	154,480
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,684
Total Non-Agency Mortgage-Backed Securities (Cost $1,048,864)				1,043,042

Yankee Corporate Bonds and Notes : 4.74%
Energy : 1.61%
Oil, Gas & Consumable Fuels : 1.61%
BP Capital Markets plc ±	0.59	11-6-2015	100,000	100,124
Schlumberger SA 144A	2.65	1-15-2016	100,000	101,841
Shell International	3.10	6-28-2015	73,000	73,654
Total Capital SA	2.30	3-15-2016	150,000	152,725
				428,344

Financials : 1.46%
Banks : 0.67%
BNP Paribas	3.60	2-23-2016	75,000	77,004
Royal Bank of Canada	0.80	10-30-2015	100,000	100,216
				177,220

Diversified Financial Services : 0.79%
ConocoPhillips Canada Funding Company	5.63	10-15-2016	100,000	107,550
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	102,007
				209,557

Health Care : 0.30%
Health Care Equipment & Supplies : 0.30%
Covidien International Finance SA	1.35	5-29-2015	80,000	80,169

Industrials : 0.87%
Machinery : 0.30%
Pentair Finance SA	1.35	12-1-2015	80,000	80,215

5

Portfolio of investments — February 28, 2015 (unaudited)	Wells Fargo Advantage Stable Income Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Road & Rail : 0.57%
Canadian National Railway Company		1.45%	12-15-2016	$90,000	$90,900
Canadian National Railway Company		5.80	6-1-2016	57,000	60,245
					151,145

Materials : 0.50%
Metals & Mining : 0.50%
Rio Tinto Finance USA Limited		1.88	11-2-2015	132,000	132,902

Total Yankee Corporate Bonds and Notes (Cost $1,259,240)					1,259,552

		Yield		Shares
Short-Term Investments : 13.71%
Investment Companies : 8.83%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.10		2,347,369	2,347,369

				Principal
U.S. Treasury Securities : 4.88%
U.S Treasury Bill (z)#		0.19	2-4-2016	$1,300,000	1,297,613

Total Short-Term Investments (Cost $3,645,074)					3,644,982

Total investments in securities (Cost $26,179,710)*	100.60%				26,742,229
Other assets and liabilities, net	(0.60)				(159,303)

Total net assets	100.00%				$26,582,926

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $26,180,199 and unrealized gains (losses) consists of:

Gross unrealized gains	$587,798
Gross unrealized losses	(25,768)

Net unrealized gains	$562,030

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited liability company
plc	Public limited company

6

Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – February 28, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$8,605,592	$0	$8,605,592
Asset-backed securities	0	5,548,031	0	5,548,031
Corporate bonds and notes	0	6,280,181	0	6,280,181
Municipal obligations	0	360,849	0	360,849
Non-agency mortgage backed securities	0	1,043,042	0	1,043,042
Yankee corporate bonds and notes	0	1,259,552	0	1,259,552
Short-term investments
Investment companies	2,347,369	0	0	2,347,369
U.S. Treasury securities	1,297,613	0	0	1,297,613

Total assets	$3,644,982	$23,097,247	$0	$26,742,229

Liabilities
Futures contracts	$2,500	$0	$0	$2,500

Total liabilities	$2,500	$0	$0	$2,500

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the nine months ended February 28, 2015 the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2015, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains
6/30/2015	JPMorgan	20 Short	5 Year U.S. Treasury Notes	$2,385,625	$3,241

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	April 24, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma Treasurer

Date:	April 24, 2015